--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                          ING GOLDENSELECT DVA PLUS(R)
--------------------------------------------------------------------------------

                                                                     MAY 1, 2004

      This prospectus describes ING GoldenSelect DVA Plus, a group and individual deferred variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our") (formerly, Golden American Life Insurance Company). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

      The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

      You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

    THE INVESTMENT PORTFOLIOS ARE LISTED ON THE NEXT PAGE.
--------------------------------------------------------------------------------

DVA Plus - 131792


The investment portfolios available under your Contract are:

ING INVESTORS TRUST                                            ING PARTNERS, INC.
  ING AIM Mid Cap Growth Portfolio (Class S)                     ING JP Morgan Fleming International Portfolio
  ING Alliance Mid Cap Growth Portfolio (Class S)                (Service Class)
  ING American Funds Growth Portfolio                            ING Salomon Brothers Aggressive Growth Portfolio
  ING American Funds Growth-Income Portfolio                     (Service Class)
  ING American Funds International Portfolio
  ING Capital Guardian Large Cap Value Portfolio               ING VARIABLE INSURANCE TRUST
   (Class S)                                                     ING VP Worldwide Growth Portfolio
  ING Capital Guardian Managed Global Portfolio
   (Class S)                                                   ING VARIABLE PORTFOLIOS, INC.
  ING Capital Guardian Small Cap Portfolio (Class S)             ING VP Index Plus LargeCap Portfolio (Class S)
  ING Developing World Portfolio (Class S)                       ING VP Index Plus MidCap Portfolio (Class S)
  ING Eagle Asset Capital Appreciation Portfolio                 ING VP Index Plus SmallCap Portfolio (Class S)
   (Class S)
  ING Evergreen Health Sciences Portfolio (Class S)            ING VARIABLE PRODUCTS TRUST
  ING Evergreen Omega Portfolio (Class S)                        ING VP Financial Services Portfolio (Class S)
  ING FMR(SM) Diversified Mid Cap Portfolio (Class S)            ING VP MagnaCap Portfolio (Class S)
  ING Goldman Sachs Internet Tollkeeper(SM) Portfolio            ING VP MidCap Opportunities Portfolio (Class S)
   (Class S)                                                     ING VP SmallCap Opportunities Portfolio (Class S)
  ING Hard Assets Portfolio (Class S)
  ING International Portfolio (Class S)                        ING VP BOND PORTFOLIO (CLASS S)
  ING Janus Special Equity Portfolio (Class S)
  ING Jennison Equity Opportunities Portfolio (Class S)        AIM VARIABLE INSURANCE FUNDS
  ING JPMorgan Small Cap Equity Portfolio (Class S)              AIM V.I. Dent Demographic Trends Fund (Series II)
  ING Julius Baer Foreign Portfolio (Class S)
  ING Legg Mason Value Portfolio (Class S)                     FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
  ING LifeStyle Aggressive Growth Portfolio                      Fidelity VIP Equity-Income Portfolio (Service Class 2)
  ING LifeStyle Growth Portfolio                                 Fidelity VIP Growth Portfolio (Service Class 2)
  ING LifeStyle Moderate Growth Portfolio
  ING LifeStyle Moderate Portfolio                             INVESCO VARIABLE INVESTMENT FUNDS, INC.
  ING Liquid Assets Portfolio (Class S)                          INVESCO VIF - Leisure Fund (Series I)
  ING Marsico Growth Portfolio (Class S)                         INVESCO VIF - Utilities Fund (Series I)
  ING Mercury Focus Value Portfolio (Class S)
  ING Mercury Fundamental Growth Portfolio (Class S)           LIBERTY VARIABLE INSURANCE TRUST
  ING MFS Mid Cap Growth Portfolio (Class S)                     Colonial Small Cap Value Fund
  ING MFS Research Portfolio (Class S)
  ING MFS Total Return Portfolio (Class S)                     PIONEER VARIABLE CONTRACTS TRUST
  ING PIMCO Core Bond Portfolio (Class S)                        Pioneer Fund VCT Portfolio (Class II)
  ING PIMCO High Yield Portfolio (Class A)                       Pioneer Mid Cap Value VCT Portfolio (Class II)
  ING Salomon Brothers All Cap Portfolio (Class S)
  ING Salomon Brothers Investors Portfolio (Class S)           PROFUNDS VP
  ING T. Rowe Price Capital Appreciation Portfolio               ProFund VP Bull
   (Class S)                                                     ProFund VP Europe 30
  ING T. Rowe Price Equity Income Portfolio (Class S)            ProFund VP Rising Rates Opportunity
  ING UBS U.S. Balanced Portfolio (Class S)                      ProFund VP Small-Cap
  ING Van Kampen Equity Growth Portfolio (Class S)
  ING Van Kampen Global Franchise Portfolio (Class S)          PRUDENTIAL SERIES FUND, INC.
  ING Van Kampen Growth and Income Portfolio                     Jennison Portfolio (Class II)
   (Class S)                                                     SP William Blair International Growth Portfolio
  ING Van Kampen Real Estate Portfolio (Class S)                 (Class II)

DVA Plus - 131792

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                     PAGE                                                            PAGE
Index of Special Terms..............................  ii           Other Contracts...................................  29
Fees and Expenses...................................   1         Withdrawals.........................................  29
Condensed Financial Information.....................   4         Transfers Among Your Investments....................  33
  Accumulation Unit.................................   4         Death Benefit Choices...............................  36
  The Net Investment Factor.........................   4           Death Benefit During the Accumulation Phase.......  36
  Performance Information...........................   5               Standard Death Benefit........................  37
  Financial Statements..............................   5               Enhanced Death Benefit Options................  37
ING USA Annuity and Life Insurance Company..........   6               Earnings Multiplier Benefit Rider.............  39
ING USA Separate Account B..........................   6           Death Benefit During the Income Phase.............  39
The Trusts and Funds................................   7           Continuation After Death-- Spouse.................  39
Covered Funds, Special Funds and Excluded                          Continuation After Death-- Not a Spouse...........  40
  Funds  ...........................................   9           Required Distributions Upon Contract
Charges and Fees....................................   9               Owner's Death.................................  40
  Charge Deduction Subaccount.......................   9         The Annuity Options.................................  41
  Charges Deducted from the Contract Value..........   9         Other Contract Provisions...........................  44
      Surrender Charge..............................   9         Other Information...................................  46
      Waiver of Surrender Charge for Extended                    Federal Tax Considerations..........................  47
         Medical Care...............................  10         Statement of Additional Information
      Free Withdrawal Amount........................  10           Table of Contents.................................  55
      Surrender Charge for Excess Withdrawals.......  10         Appendix A
      Premium Taxes.................................  10           Condensed Financial Information...................  A1
      Administrative Charge.........................  11         Appendix B
      Transfer Charge...............................  11           The Investment Portfolios.........................  B1
  Charges Deducted from the Subaccounts.............  11         Appendix C
      Mortality and Expense Risk Charge.............  11           Fixed Account I...................................  C1
      Asset-Based Administrative Charge.............  11         Appendix D
      Earnings Multiplier Benefit Charge............  11           Fixed Interest Division...........................  D1
      Optional Rider Charges........................  12         Appendix E
  Trust and Fund Expenses...........................  12           Surrender Charge for Excess Withdrawals
The Annuity Contract................................  12               Example.......................................  E1
  Contract Date and Contract Year ..................  13         Appendix F
  Contract Owner....................................  13           Withdrawal Adjustment for 7% Solution
  Annuity Start Date................................  15             Death Benefit  Examples for Contract
  Annuitant.........................................  15               Categories Other Than May-2002 or Yr-2003.....  F1
  Beneficiary.......................................  15         Appendix G
  Purchase and Availability of the Contract.........  16               Special Funds and Excluded Funds Examples.....  G1
  Crediting of Premium Payments.....................  17         Appendix H
  Administrative Procedures.........................  18           Death Benefits for Pre-2000 or Yr-2000
  Contract Value....................................  18               Contract Owners...............................  H1
  Cash Surrender Value..............................  19         Appendix I
  Addition, Deletion or Substitution of                            Death Benefits for Yr-2001 and May-2001
      Subaccounts and Other Changes.................  19               Contract Owners...............................  I1
  The Fixed Account.................................  20         Appendix J
  Optional Riders...................................  20           Optional Rider Benefits for Pre-2000 and
      Rider Date....................................  20               Yr-2000 Contract Owners.......................  J1
      No Cancellation...............................  20         Appendix K
      Termination...................................  20           Optional Rider Benefits for Year-2001 and
      Minimum Guaranteed Accumulation                                  May-2001 Contract Owners......................  K1
         Benefit Rider..............................  20         Appendix L
      Minimum Guaranteed Income                                    Optional Rider Benefits for May-2002
         Benefit Rider..............................  23           Contract Owners...................................  L1
      Minimum Guaranteed Withdrawal
         Benefit Rider..............................  27

DVA Plus - 131792

--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    SPECIAL TERM                                             PAGE
    -------------------------------------------------------------
    Accumulation Unit                                          4
    Annual Ratchet Enhanced Death Benefit                     38
    Annuitant                                                 15
    Annuity Start Date                                        15
    Cash Surrender Value                                      19
    Claim Date                                                36
    Contract Date                                             13
    Contract Owner                                            13
    Contract Value                                            18
    Contract Year                                             13
    Covered Fund                                               9
    Earnings Multiplier Benefit                               39
    Excluded Fund                                              9
    Free Withdrawal Amount                                    11
    Max 7 Enhanced Death Benefit                              39
    Net Investment Factor                                      4
    Net Rate of Return                                         5
    Restricted Fund                                            8
    Rider Date                                                20
    7% Solution Enhanced Death Benefit                        37
    Special Fund                                               9
    Standard Death Benefit                                    37

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS             CORRESPONDING TERM USED IN THE CONTRACT
--------------------------------------------------------------------------------
    Accumulation Unit Value              Index of Investment Experience
    Annuity Start Date                   Annuity Commencement Date
    Contract Owner                       Owner or Certificate Owner
    Contract Value                       Accumulation Value
    Transfer Charge                      Excess Allocation Charge
    Fixed Interest Allocation            Fixed Allocation
    Free Look Period                     Right to Examine Period
    Guaranteed Interest Period           Guarantee Period
    Subaccount(s)                        Division(s)
    Net Investment Factor                Experience Factor
    Regular Withdrawals                  Conventional Partial Withdrawals
    Withdrawals                          Partial Withdrawals

DVA Plus - 131792

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES(1)

      Surrender Charge:

        COMPLETE YEARS ELAPSED            0         1        2        3       4       5        6       7+
             SINCE PREMIUM PAYMENT

        SURRENDER CHARGE                 7%        7%       6%       5%      4%      3%       1%       0%

         Transfer Charge(2) ......... $25 per transfer, if you make more than 12 transfers in a contract year

            (1) If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

            (2) We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE(3) .................................  $40

      (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

           (3) We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES(4)

       --------------------------------------------------------------------------------------------
                                                                  ENHANCED DEATH BENEFITS
                                                STANDARD        ---------------------------
                                                 DEATH        ANNUAL
                                                BENEFIT       RATCHET   7% SOLUTION    MAX 7
       --------------------------------------------------------------------------------------------
        Mortality & Expense Risk Charge(5)       1.15%         1.40%       1.50%       1.60%
        Asset-Based Administrative Charge        0.15%         0.15%       0.15%       0.15%
            Total                                1.30%         1.55%       1.65%       1.75%
       --------------------------------------------------------------------------------------------

            (4) As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

            (5) Please see the applicable appendix for the mortality and expense risk charge applicable to Pre-2000 and Yr-2000 contract owners.

DVA Plus - 131792

EARNINGS MULTIPLIER BENEFIT RIDER CHARGE(6)

           ----------------------------------------------------------------------------------
           As an Annual Charge                           As a Quarterly Charge
           ----------------------------------------------------------------------------------
           0.30% of contract value                       0.075% of contract value
           ----------------------------------------------------------------------------------

            (6) We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

OPTIONAL RIDER CHARGES(7)

      Minimum Guaranteed Accumulation Benefit rider:

           ----------------------------------------------------------------------------------
           Waiting Period      As an Annual Charge      As a Quarterly Charge
           ----------------------------------------------------------------------------------
           10 Year             0.65% of MGAB Charge     0.1625% of the MGAB Charge Base (8)
                               Base

           20 Year             0.6% of MGAB Charge      0.1625% of the MGAB Charge Base
                               Base
           ----------------------------------------------------------------------------------

      Minimum Guaranteed Income Benefit rider:

           ----------------------------------------------------------------------------------
           MGIB Rate           As an Annual Charge      As a Quarterly Charge
           ----------------------------------------------------------------------------------
           7%                  0.75% of the MGIB        0.1875% of the MGIB Charge Base 9
                               Charge Base
           ----------------------------------------------------------------------------------

      Minimum Guaranteed Withdrawal Benefit rider:

           ----------------------------------------------------------------------------------
           As an Annual Charge                           As a Quarterly Charge
           ----------------------------------------------------------------------------------
            0.65% of the MGWB Eligible Payment Amount    0.1625% of the MGWB Eligible Payment
                                                         Amount 10
           ----------------------------------------------------------------------------------

             (7) We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

            (8) The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

            (9) The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of

DVA Plus - 131792
                  eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred.

            (10) The MGWB Eligible Payment Amount is (i) the total of premiums paid during the two-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums paid during the two-year period commencing on the rider date.

TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

     ------------------------------------------------------------------------------------------------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES(11)                            MINIMUM           MAXIMUM
     ------------------------------------------------------------------------------------------------------
     (expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees(12), and
     other expenses):                                                              0.53%             1.91%
     ------------------------------------------------------------------------------------------------------

            (11) The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.53% to 1.91%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2003.

            (12) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.04% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 3 contract years, and under certain circumstances, within the first 7 contract years.

DVA Plus - 131792

The Example reflects the maximum charges for Yr-2003 contract owners. If you elect different options or are not a Yr-2003 contract owner, your expenses will be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   -----------------------------------------------------------------------------
    1)  If you surrender your contract at the end of the applicable time period:

               1 year           3 years          5 years          10 years
               $1,218            $2,250           $3,278            $5,144

    2)  If you annuitize at the end of the applicable time period:

               1 year           3 years          5 years          10 years
               $1,218            $2,2250          $3,278            $5,144

    3)  If you do not surrender your contract:

               1 year           3 years          5 years          10 years
                 $519            $1,554           $2,584            $5,144
    ----------------------------------------------------------------------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

      1) We take the net asset value of the subaccount at the end of each business day.

      2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

DVA Plus - 131792

      4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

DVA Plus - 131792

FINANCIAL STATEMENTS

The statement of assets and liabilities of Separate Account B as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for ING USA, Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
ING USA SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

ING USA Separate Account B (formerly Golden American Separate Account B) ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus.

Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more

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

information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

YOU WILL FIND INFORMATION ABOUT THE TRUSTS AND FUNDS CURRENTLY AVAILABLE UNDER YOUR CONTRACT IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered I a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses". Also, you should discuss with your registered representative whether the LifeStyle Funds are appropriate for you, particularly if you are a conservative investor.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

RESTRICTED FUNDS

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

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

--------------------------------------------------------------------------------
COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
--------------------------------------------------------------------------------

For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

      1)    Covered Funds;

      2)    Special Funds; and

      3)    Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix G for examples.

--------------------------------------------------------------------------------
CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE

We deduct the following charges from your contract value:

      SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales

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                                       8
expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

        COMPLETE YEARS ELAPSED            0        1        2        3       4        5        6       7+
           SINCE PREMIUM PAYMENT

        SURRENDER CHARGE                 7%       7%       6%       5%       4%      3%       1%       0%

      WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

      FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

      SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT. See Appendix C and the Fixed Account I prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

      PREMIUM TAXES. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

      We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

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

      ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $40 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more, or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

      TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

      MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

  -------------------------------------------------------------------------------------------------------------------
                                       ANNUAL RATCHET               7% SOLUTION                      MAX 7
            STANDARD                      ENHANCED                    ENHANCED                     ENHANCED
          DEATH BENEFIT                 DEATH BENEFIT              DEATH BENEFIT                 DEATH BENEFIT
  ---------------------------- --------------------------- ------------------------------ ---------------------------
                    Annual                       Annual                      Annual                       Annual
                    Charge                       Charge                      Charge                       Charge
                  Expressed                     Expressed                   Expressed                    Expressed
     Annual        as Daily         Annual      as Daily        Annual      as Daily         Annual      as Daily
     Charge          Rate           Charge        Rate          Charge        Rate           Charge        Rate
      1.15%       0.003169%          1.40%      0.003863%       1.50%       0.004141%         1.60%      0.004419%
  -------------------------------------------------------------------------------------------------------------------

A description of the mortality and expense risk charges for contract owners other than Yr-2003 contract owners is included in the appendices. See "The Annuity Contract -- Contract Owner Categories." PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

      ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

      EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge

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

for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

      OPTIONAL RIDER CHARGES. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

      MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The charge for the MGAB rider is as follows:

           ------------------- ------------------------ ------------------------------------
           Waiting Period      As an Annual Charge      As a Quarterly Charge
           ------------------- ------------------------ ------------------------------------
           10 Year             0.65% of MGAB Charge     0.1625% of the MGAB Charge Base(8)
                               Base

           20 Year             0.65% of MGAB Charge     0.1625% of the MGAB Charge Base
                               Base
           ------------------- ------------------------ ------------------------------------

      MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The charge for the MGIB rider is as follows:

           ------------------- ------------------------ ------------------------------------
           MGIB Rate           As an Annual Charge      As a Quarterly Charge
           ------------------- ------------------------ ------------------------------------
           7%                  0.75% of the MGIB        0.1875% of the MGIB Charge Base (9)
                               Charge Base
           -------------------------- ------------------------------------------------------

      MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The annual charge for the MGWB rider is 0.65% (0.1625% quarterly) of the original MGWB Eligible Payment Amount. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

Please see the appendix that is applicable to you for the optional rider charges under your Contract.

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio.

In addition to the fees and charges shown in the Fee Table, the Company may, from time to time, receive other compensation from the funds or the funds' affiliates. For example, investment advisers to the funds may make cash payments or provide expense reimbursements to the Company as an incentive for the Company to include the funds among the investment options available under your Contract and to provide certain services to contract owners that relate to the investment options.

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

In particular, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others. During 2003, the Company received compensation from certain funds and funds' affiliates.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table. See "Fees and Expenses -- Trust or Fund Expenses."

--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account I prospectus for more information on the Fixed Interest Allocation and Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

      CONTRACT OWNER CATEGORIES. There are six categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000, Yr-2001, May-2001, May-2002 and Yr-2003 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

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

The following is a general description of the categories:

       -------------------------------------------------------------------------
       PRE-2000:  a) all contracts purchased prior to February 1, 2000; b)
                  contracts purchased on or after February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase).
       -------------------------------------------------------------------------
       YR-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options, including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80 (as available in the state of issue at the time of purchase).
       -------------------------------------------------------------------------
       YR-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).
       -------------------------------------------------------------------------
       MAY-2001:  Contracts purchased on or after May 1, 2001, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original May-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).
       -------------------------------------------------------------------------
       MAY-2002:  Contracts purchased on or after May 1, 2002, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).
       -------------------------------------------------------------------------
       YR-2003: Contracts purchased on or after February 4, 2003 which have the same death benefits and living benefits as May-2002 Contracts, but have a different calculation of the Minimum Guaranteed Income Benefit and higher charges for all three living benefit optional riders (as available in the state of issue at the time of purchase.
       -------------------------------------------------------------------------

A description of benefits and charges for Pre-2000, Yr-2000, Yr-2001, May- 2001 and May 2002 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for Yr-2003 contract owners. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

      JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will

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                                       13
reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

      CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

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If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

PLEASE NOTE THAT THIS CONTRACT IS NO LONGER AVAILABLE.

We will issue a Contract only if both the annuitant and the contract owner are age 85 or younger.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of at least $500 or more ($50 for qualified Contracts) at any time after the free look period before you turn age
85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

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We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

      1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

      2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with aContract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are

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            requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

      CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

      CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      1) We take the contract value in the subaccount at the end of the preceding business day.

      2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      3)    We add (1) and (2).

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      4)    We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

      5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the Fixed Account I prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

      SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

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THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account I prospectus for more information.

OPTIONAL RIDERS

Subject to state availability, you may elect one of the three optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE THREE RIDERS TO YOUR CONTRACT. EACH RIDER HAS A SEPARATE CHARGE. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for Contracts in the Yr-2003 category. A description of the optional rider benefits for all other contract owners is included in the appendices to this prospectus, to the extent they differ from those described in the prospectus for Yr-2003 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ONE. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

RIDER DATE. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

      o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

      o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

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The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata. The 20-year option has a waiting period of 20 years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of 20 years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20-year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.

      CALCULATING THE MGAB. We calculate your MGAB as follows:

      1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

            The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

            a)    the MGAB Base allocated to Covered Funds;

            b)    the MGAB Base allocated to Special Funds; and

            c) the LESSER OF the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.

            No investment options are currently designated as Special Funds for the 10-year MGAB. For contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds for the twenty-year MGAB: the ING Liquid Assets Portfolio;; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFundsVP Rising Rates Opportunity Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account.

                  For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds.

                  For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

            No investment options are currently designated as Excluded Funds.

            The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the 10-year MGAB and 3.5265% for the 20-year MGAB.

            The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the 10-year or 20-year MGAB.

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            If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers.

            We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

            Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.

            Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

            Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the LESSER OF the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

            Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

      2) WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

      3) ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

      PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the 20-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

      THE MGAB DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the 10-year option or 20th contract anniversary for the 20-year option. If you added the MGAB rider during the

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30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years (for the 10-year option) or 20 years (for the 20-year option) after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

      CANCELLATION. If you elected the 20-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro-rata portion of the MGAB rider charge for the current quarter.

      NOTIFICATION. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

MINIMUM GUARANTEED INCOME BENEFIT RIDER (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB.

The following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid Assets Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account.

      For contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds.

      For contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

      1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

      3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax

DVA Plus - 131792
            recovery and Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

      DETERMINING THE MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

      (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

            (a)   is the MGIB Rollup Base for Covered Funds;

            (b)   is the MGIB Rollup Base for Special Funds;

            (c)   is the MGIB Rollup Base for Excluded Funds; and

      (ii)  The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

            (a)   is the MGIB Ratchet Base for Covered and Special Funds; and

            (b)   is the MGIB Ratchet Base for Excluded Funds.

      DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

      1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

            (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

                  (a) is the MGIB Rollup Base for Covered Funds;

                  (b) is the MGIB Rollup Base for Special Funds;

                  (c) is the contract value allocated to Excluded Funds; and

            (ii)  The MGIB Ratchet Benefit Base is equal to the sum of (a) and
                  (b) where:

                  (a)   is the MGIB Ratchet Base for Covered and Special Funds;
                        and

                  (b) is the contract value allocated to Excluded Funds.

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

            The Maximum MGIB Base is 300% of eligible premiums adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

            a)    CALCULATION OF MGIB ROLLUP BENEFIT BASE

                  THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

                  THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS.

                  THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

                  Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Rollup Base.

                  The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

                  Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

                  Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

                  Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.

                  Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

            b)    CALCULATION OF MGIB RATCHET BENEFIT BASE

                  The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

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

                  o on the rider date, eligible premiums, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

                  o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

                        1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                        2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

                  o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

            The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, allocations, withdrawals or transfers attributable to Excluded Funds.

            Effect of Transfers on MGIB Ratchet Base:

            Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

            Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

            A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

      2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

MGIB INCOME OPTIONS

The following are the MGIB Income Options available under the MGIB Rider:

      a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

      b)    Income for a 20-30 year period certain;

      c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on

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                                       25
a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.

      PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a 10-year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

      THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

      NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for

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                                       26
more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

      1) your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;

      2) otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

      THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO COVERED FUNDS, AND (B) THE LESSER OF (I) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO EXCLUDED FUNDS AND
(II) THE CONTRACT VALUE IN EXCLUDED FUNDS. THUS, INVESTING IN THE EXCLUDED FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro-rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

      GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

      DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

      PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

      For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees - Optional Rider Charges." Each payment you receive under he MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations for more information.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits

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                                       28
more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

--------------------------------------------------------------------------------
WITHDRAWALS
--------------------------------------------------------------------------------

Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any Contract year is 15% of your contract value on the date of the withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request . We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account I prospectus for more information on the application of Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose

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                                       29
systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

           -------------------------- ------------------------------
                                               MAXIMUM PERCENTAGE
            FREQUENCY                          OF CONTRACT VALUE
           -------------------------- ------------------------------
            Monthly                                 1.25%
            Quarterly                               3.75%
            Annually                               15.00%
           -------------------------- ------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same

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limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

      FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 15% of your contract value as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

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CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING
WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

LIMITS IMPOSED BY UNDERLYING FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly,

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individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and
(2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

      1.    exceeds our then-current monitoring standard for frequent trading;

      2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

      3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. We will notify you in writing if we take any of these actions.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

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The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by
6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

      o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

      o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

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      o     Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. We will

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generally pay death benefit proceeds within 7 days after our Customer Service
Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN MAY-2002 AND YR-2003. FOR A DESCRIPTION OF THE CALCULATION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT IF YOU ARE IN A DIFFERENT CATEGORY, PLEASE SEE THE APPLICABLE APPENDIX. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the 7% Solution Enhanced Death Benefit, (iii) the Annual Ratchet Enhanced Death Benefit or (iv) the Max 7 Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

ONCE YOU CHOOSE A DEATH BENEFIT, YOU CANNOT CHANGE IT. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1)    the contract value; or

      2)    the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

      1)    the Base Death Benefit; and

      2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

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Transfers among Fund categories do not reduce the overall Standard MGDB.

      o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

      o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT is the greater of:

      1)    the Standard Death Benefit; and

      2)    the lesser of:

            a) 3 times all premium payments, adjusted for withdrawals (the "cap"); or

            b) the SUM OF the 7% Solution Minimum Guaranteed Death Benefit Element ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING VP Bond Portfolio, the ING Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

      For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

      For contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

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Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

            No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

      1) the current contract value in Covered Funds (after deductions occurring as of that date); or

      2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will

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equal the lesser of the net contract value transferred and the reduction in the
Annual Ratchet MGDB in Excluded Funds

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

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At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

CONTINUATION AFTER DEATH -- NOT A SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as

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the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

EFFECT OF MGWB ON DEATH BENEFIT

If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account, which equals the sum of the remaining MGWB periodic payments. Please see "Minimum Guaranteed Withdrawal Benefit Rider".

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THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

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

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

      1) The person named to receive payment is other than the contract owner or beneficiary;

      2)    The person named is not a natural person, such as a corporation; or

      3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 3 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 3 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

BENEFICIARY RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

      OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

      OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

      OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

      OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

      1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

      2) For Option 3, no amounts are payable after both named persons have died.

      3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation

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notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

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SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 8.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.00% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 8.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the fee table section of this prospectus. In addition, DSI may enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Affiliated selling firms may include Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Granite Investment Services, Inc., Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Barings Corp., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Furman Selz Financial Services LLC, ING TT&S (U.S.) Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

INDUSTRY DEVELOPMENTS - TRADING

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

EXPERTS

The audited consolidated financial statements and schedules of the Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, along with the statement of assets and liabilities of Separate Account B as of December 31, 2003 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration

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

Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

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FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF NON-QUALIFIED CONTRACTS

      TAXATION PRIOR TO DISTRIBUTION

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the

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agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

            DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

            INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

            REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

      TAXATION OF DISTRIBUTIONS

            GENERAL. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the MGAB, MGWB and MGIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

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In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.

            10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

            o     made on or after the taxpayer reaches age 59 1/2;

            o     made on or after the death of a contract owner;

            o     attributable to the taxpayer's becoming disabled; or

            o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

            TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

            o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

            o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

            o     Then, from any remaining "income on the contract"; and

            o     Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

            TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not

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taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

            DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

            ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

            MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

            WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

TAXATION OF QUALIFIED CONTRACTS

      GENERAL

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned

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that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      DISTRIBUTIONS - GENERAL

      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

      DIRECT ROLLOVERS

      If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

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      CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

      Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

      o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

      o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

      o     Start date for distributions;

      o The time period in which all amounts in your account(s) must be distributed; or

      o     Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

      o Over your life or the joint lives of you and your designated beneficiary; or

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      o     Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

      o     Over the life of the designated beneficiary; or

      o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

      o December 31 of the calendar year following the calendar year of your death; or

      o December 31 of the calendar year in which you would have attained age 70 1/2.

      ROTH IRAs - GENERAL

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

      ROTH IRAs - DISTRIBUTIONS

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

      o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

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      o     Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      TAX SHELTERED ANNUITIES - GENERAL

      Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.


      TAX SHELTERED ANNUITIES - DISTRIBUTIONS

      All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

      o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
            (IRA) in accordance with the Tax Code; or

      o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

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OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

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We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

     TABLE OF CONTENTS
     Item
     Introduction
     Description of ING USA Annuity and Life Insurance Company
     Safekeeping of Assets
     The Administrator
     Independent Auditors
     Distribution of Contracts
     Performance Information
     IRA Partial Withdrawal Option
     Other Information
     Financial Statements of ING USA Annuity and Life Insurance Company
       (formerly Golden American Life Insurance Company)
     Financial Statements of ING USA Annuity and Life Insurance Company Separate
       Account B (formerly Golden American Separate Account B)

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

              --------------------------------------------------
              NAME

              --------------------------------------------------
              SOCIAL SECURITY NUMBER

              --------------------------------------------------
              STREET ADDRESS

              --------------------------------------------------
              CITY, STATE, ZIP

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APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2003, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B (formerly Golden American Separate Account B) available under the Contract for the indicated periods.

                                                          2003         2002         2001         2000         1999
                                                   -----------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.25 %

        AIM VI DENT DEMOGRAPHIC TRENDS
            AUV at Beginning of Period                    $7.36       $11.00       $10.00 (10)
            AUV at End of Period                          $9.97        $7.36       $11.00
            Number of Accumulation Units
               Outstanding at End of Period              15,211        1,886           --

        COLONIAL SMALL CAP VALUE FUND
            AUV at Beginning of Period                   $10.00 (18)
            AUV at End of Period                         $13.87
            Number of Accumulation Units
               Outstanding at End of Period               7,627

        FIDELITY VIP EQUITY-INCOME
            AUV at Beginning of Period                    $7.85        $9.60 (12)
            AUV at End of Period                         $10.08        $7.85
            Number of Accumulation Units
               Outstanding at End of Period             156,771        5,651

        FIDELITY VIP GROWTH
            AUV at Beginning of Period                    $6.39        $9.28 (12)
            AUV at End of Period                          $8.36        $6.39
            Number of Accumulation Units
               Outstanding at End of Period             124,501        9,787

        ING AIM MID CAP GROWTH
            AUV at Beginning of Period                   $10.01       $14.85       $19.07       $22.06       $14.30
            AUV at End of Period                         $14.26       $10.01       $14.85       $19.07       $22.06
            Number of Accumulation Units
               Outstanding at End of Period             227,339      275,486      353,212      469,023      455,696

        ING ALLIANCE MID CAP GROWTH
            AUV at Beginning of Period                   $10.20       $14.76       $17.33       $21.18       $17.08
            AUV at End of Period                         $16.83       $10.20       $14.76       $17.33       $21.18
            Number of Accumulation Units
               Outstanding at End of Period             305,660      380,316      519,604      603,419      598,662

        ING AMERICAN FUNDS GROWTH PORTFOLIO
            AUV at Beginning of Period                   $10.00 (16)
            AUV at End of Period                         $10.78
            Number of Accumulation Units
               Outstanding at End of Period             112,382

        ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
            AUV at Beginning of Period                   $10.00 (16)
            AUV at End of Period                         $11.00
            Number of Accumulation Units
               Outstanding at End of Period             110,025

                                                        1998         1997         1996         1995
                                                   ----------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.25 %

        AIM VI DENT DEMOGRAPHIC TRENDS
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        COLONIAL SMALL CAP VALUE FUND
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        FIDELITY VIP EQUITY-INCOME
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        FIDELITY VIP GROWTH
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING AIM MID CAP GROWTH
            AUV at Beginning of Period                 $14.36       $11.81       $10.01        $9.93 (1)
            AUV at End of Period                       $14.30       $14.36       $11.81       $10.01
            Number of Accumulation Units
               Outstanding at End of Period           508,588      406,747      370,536       76,095

        ING ALLIANCE MID CAP GROWTH
            AUV at Beginning of Period                 $15.45       $12.50       $10.00        $9.58 (3)
            AUV at End of Period                       $17.08       $15.45       $12.50       $10.62
            Number of Accumulation Units
               Outstanding at End of Period           537,480      325,440       50,199      226,224

        ING AMERICAN FUNDS GROWTH PORTFOLIO
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

DVA Plus - 131792#
                                       A1

                                                          2003         2002         2001         2000         1999
                                                   ------------------------------------------------------------------
        ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
            AUV at Beginning of Period                   $10.00 (16)
            AUV at End of Period                         $11.62
            Number of Accumulation Units
               Outstanding at End of Period             126,233

        ING CAPITAL GUARDIAN LARGE CAP VALUE
            AUV at Beginning of Period                    $7.56       $10.05       $10.56       $10.00 (6)
            AUV at End of Period                         $10.21        $7.56       $10.05       $10.56
            Number of Accumulation Units
               Outstanding at End of Period             181,697      154,790      135,889       81,093

        ING CAPITAL GUARDIAN MANAGED GLOBAL
            AUV at Beginning of Period                   $14.02       $17.78       $20.44       $24.23       $15.02
            AUV at End of Period                         $18.87       $14.02       $17.78       $20.44       $24.23
            Number of Accumulation Units
               Outstanding at End of Period             344,197      392,630      485,438      583,929      605,044

        ING CAPITAL GUARDIAN SMALL CAP
            AUV at Beginning of Period                   $13.28       $18.03       $18.54       $22.96       $15.44
            AUV at End of Period                         $18.41       $13.28       $18.03       $18.54       $22.96
            Number of Accumulation Units
               Outstanding at End of Period             290,583      343,422      408,938      457,260      453,438

        ING DEVELOPING WORLD
            AUV at Beginning of Period                    $6.28        $7.12        $7.61       $11.64        $7.29
            AUV at End of Period                          $9.09        $6.28        $7.12        $7.61       $11.64
            Number of Accumulation Units
               Outstanding at End of Period             166,780      207,166      256,486       48,529       27,990

        ING EAGLE ASSET VALUE EQUITY
            AUV at Beginning of Period                   $15.18       $18.53       $19.63       $18.28       $18.41
            AUV at End of Period                         $18.77       $15.18       $18.53       $19.63       $18.28
            Number of Accumulation Units
               Outstanding at End of Period             215,691      263,974      324,375      373,943      433,555

        ING FMR(SM) DIVERSIFIED MID-CAP
            AUV at Beginning of Period                    $7.26        $9.11        $9.88       $10.00 (8)
            AUV at End of Period                          $9.56        $7.26        $9.11        $9.88
            Number of Accumulation Units
               Outstanding at End of Period              44,499       52,084       35,635        6,748

        ING GOLDMAN SACHS INTERNET TOLLKEEPER
            AUV at Beginning of Period                    $4.66        $7.63       $10.00 (9)
            AUV at End of Period                          $6.49        $4.66        $7.63
            Number of Accumulation Units
               Outstanding at End of Period              10,976        3,020          174

        ING HARD ASSETS
            AUV at Beginning of Period                   $14.35       $14.42       $16.62       $17.66       $14.50
            AUV at End of Period                         $21.58       $14.35       $14.42       $16.62       $17.66
            Number of Accumulation Units
               Outstanding at End of Period              55,640       64,492       77,970       83,791      112,564

        ING INTERNATIONAL EQUITY
            AUV at Beginning of Period                    $7.29        $8.80       $11.54 (11)
            AUV at End of Period                          $9.30        $7.29        $8.80
            Number of Accumulation Units
               Outstanding at End of Period               8,226        5,838           --

        ING JANUS GROWTH AND INCOME
            AUV at Beginning of Period                    $7.07        $8.89        $9.95       $10.00 (8)
            AUV at End of Period                          $8.56        $7.07        $8.89        $9.95
            Number of Accumulation Units
               Outstanding at End of Period             181,179       78,085       87,648        3,617

        ING JANUS SPECIAL EQUITY
            AUV at Beginning of Period                    $6.10        $8.34        $8.89       $10.00 (8)
            AUV at End of Period                          $9.06        $6.10        $8.34        $8.89
            Number of Accumulation Units
               Outstanding at End of Period               6,042        6,733        7,213        2,315

        ING JENNISON EQUITY OPPORTUNITIES
            AUV at Beginning of Period                   $15.31       $21.91       $25.50       $30.46       $24.75
            AUV at End of Period                         $19.82       $15.31       $21.91       $25.50       $30.46
            Number of Accumulation Units
               Outstanding at End of Period             229,032      284,900      355,810      453,894      431,151

                                                         1998         1997         1996         1995
                                                   -----------------------------------------------------
        ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING CAPITAL GUARDIAN LARGE CAP VALUE
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING CAPITAL GUARDIAN MANAGED GLOBAL
            AUV at Beginning of Period                  $11.76       $10.62        $9.58        $9.33 (1)
            AUV at End of Period                        $15.02       $11.76       $10.62        $9.58
            Number of Accumulation Units
               Outstanding at End of Period            649,216      525,356      226,224       26,722

        ING CAPITAL GUARDIAN SMALL CAP
            AUV at Beginning of Period                  $12.92       $11.86       $10.00 (2)
            AUV at End of Period                        $15.44       $12.92       $11.86
            Number of Accumulation Units
               Outstanding at End of Period            446,933      401,090      198,338

        ING DEVELOPING WORLD
            AUV at Beginning of Period                  $10.00 (5)
            AUV at End of Period                         $7.29
            Number of Accumulation Units
               Outstanding at End of Period                616

        ING EAGLE ASSET VALUE EQUITY
            AUV at Beginning of Period                  $18.36       $14.61       $13.37       $12.45 (1)
            AUV at End of Period                        $18.41       $18.36       $14.61       $13.37
            Number of Accumulation Units
               Outstanding at End of Period            454,942      372,681      181,354       34,272

        ING FMR(SM) DIVERSIFIED MID-CAP
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING GOLDMAN SACHS INTERNET TOLLKEEPER
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING HARD ASSETS
            AUV at Beginning of Period                  $20.85       $19.89       $15.11       $14.13 (1)
            AUV at End of Period                        $14.50       $20.85       $19.89       $15.11
            Number of Accumulation Units
               Outstanding at End of Period            146,678      154,417       94,213       24,828

        ING INTERNATIONAL EQUITY
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING JANUS GROWTH AND INCOME
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING JANUS SPECIAL EQUITY
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING JENNISON EQUITY OPPORTUNITIES
            AUV at Beginning of Period                  $22.24       $17.46       $14.71       $14.35 (1)
            AUV at End of Period                        $24.75       $22.24       $17.46       $14.71
            Number of Accumulation Units
               Outstanding at End of Period            413,115      353,774      162,558       24,117

DVA Plus - 131792#
                                      A2

                                                          2003         2002         2001         2000         1999
                                                   ------------------------------------------------------------------
       ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO
            AUV at Beginning of Period                   $10.00 (16)
            AUV at End of Period                         $11.88
            Number of Accumulation Units
               Outstanding at End of Period                 355

        ING JP MORGAN FLEMING SMALLCAP
            AUV at Beginning of Period                    $7.85       $10.00 (12)
            AUV at End of Period                         $10.41        $7.85
            Number of Accumulation Units
               Outstanding at End of Period              24,875        6,459

        ING JULIUS BAER FOREIGN PORTFOLIO
            AUV at Beginning of Period                    $8.23       $10.00 (12)
            AUV at End of Period                         $10.67        $8.23
            Number of Accumulation Units
               Outstanding at End of Period              52,301        4,119

        ING LIMITED MATURITY BOND
            AUV at Beginning of Period                   $20.58       $19.44       $18.08       $17.00       $17.02
            AUV at End of Period                         $20.90       $20.58       $19.44       $18.08       $17.00
            Number of Accumulation Units
               Outstanding at End of Period             292,574      431,756      366,849      322,728      279,467

        ING LIQUID ASSETS
            AUV at Beginning of Period                   $16.18       $16.15       $15.75       $15.04       $14.54
            AUV at End of Period                         $16.10       $16.18       $16.15       $15.75       $15.04
            Number of Accumulation Units
               Outstanding at End of Period             727,878      695,807      785,738      713,223      683,988

        ING MARSICO GROWTH
            AUV at Beginning of Period                   $10.62       $15.28       $22.17       $28.78       $16.36
            AUV at End of Period                         $13.92       $10.62       $15.28       $22.17       $28.78
            Number of Accumulation Units
               Outstanding at End of Period             500,524      566,759      747,103      913,549      758,379

        ING MERCURY FOCUS VALUE
            AUV at Beginning of Period                    $8.38       $10.00 (12)
            AUV at End of Period                         $10.86        $8.38
            Number of Accumulation Units
               Outstanding at End of Period               5,351           --

        ING MFS MID CAP GROWTH
            AUV at Beginning of Period                   $16.28       $32.20       $42.70       $39.97       $22.60
            AUV at End of Period                         $22.36       $16.28       $32.20       $42.70       $39.97
            Number of Accumulation Units
               Outstanding at End of Period             290,255      356,064      464,846      519,799      287,598

        ING MFS RESEARCH
            AUV at Beginning of Period                   $15.32       $20.66       $26.63       $28.25       $23.03
            AUV at End of Period                         $18.85       $15.32       $20.66       $26.63       $28.25
            Number of Accumulation Units
               Outstanding at End of Period             358,510      440,912      519,231      604,615      565,926

        ING MFS TOTAL RETURN
            AUV at Beginning of Period                   $19.47       $20.78       $20.94       $18.20       $17.83
            AUV at End of Period                         $22.45       $19.47       $20.78       $20.94       $18.20
            Number of Accumulation Units
               Outstanding at End of Period             634,937      631,443      715,332      768,268      831,642

                               ING PIMCO CORE BOND
            AUV at Beginning of Period                   $12.87       $11.99       $11.85       $11.88       $13.17
            AUV at End of Period                         $13.31       $12.87       $11.99       $11.85       $11.88
            Number of Accumulation Units
               Outstanding at End of Period             336,101      223,689       97,118       59,615       35,082

        ING SALOMON BROTHERS AGGRESSIVE GROWTH
            AUV at Beginning of Period                   $10.00 (16)
            AUV at End of Period                         $10.82
            Number of Accumulation Units
               Outstanding at End of Period               6,058

                                                          1998         1997         1996         1995
                                                     ----------------------------------------------------
       ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING JP MORGAN FLEMING SMALLCAP
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING JULIUS BAER FOREIGN PORTFOLIO
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING LIMITED MATURITY BOND
            AUV at Beginning of Period                   $16.13       $15.31       $14.86       $14.57 (1)
            AUV at End of Period                         $17.02       $16.13       $15.31       $14.86
            Number of Accumulation Units
               Outstanding at End of Period             263,073      139,323       83,927       26,976

        ING LIQUID ASSETS
            AUV at Beginning of Period                   $14.02       $13.51       $13.03       $12.92 (1)
            AUV at End of Period                         $14.54       $14.02       $13.51       $13.03
            Number of Accumulation Units
               Outstanding at End of Period             489,530      227,427       76,505       37,887

        ING MARSICO GROWTH
            AUV at Beginning of Period                   $13.06       $11.43 (4)
            AUV at End of Period                         $16.36       $13.06
            Number of Accumulation Units
               Outstanding at End of Period             362,210      161,235

        ING MERCURY FOCUS VALUE
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING MFS MID CAP GROWTH
            AUV at Beginning of Period                   $18.64       $15.77       $13.24 (3)
            AUV at End of Period                         $22.60       $18.64       $15.77
            Number of Accumulation Units
               Outstanding at End of Period             173,070       85,870       29,878

        ING MFS RESEARCH
            AUV at Beginning of Period                   $18.95       $15.98 (4)
            AUV at End of Period                         $23.03       $18.95
            Number of Accumulation Units
               Outstanding at End of Period             437,189      223,067

        ING MFS TOTAL RETURN
            AUV at Beginning of Period                   $16.18       $13.55 (4)
            AUV at End of Period                         $17.83       $16.18
            Number of Accumulation Units
               Outstanding at End of Period             616,432      224,763

                               ING PIMCO CORE BOND
            AUV at Beginning of Period                   $11.92 (5)
            AUV at End of Period                         $13.17
            Number of Accumulation Units
               Outstanding at End of Period               6,337

        ING SALOMON BROTHERS AGGRESSIVE GROWTH
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

DVA Plus - 131792#
                                       A3

                                                          2003         2002         2001         2000         1999
                                                   ------------------------------------------------------------------
        ING SALOMON BROTHERS ALL CAP
            AUV at Beginning of Period                    $8.59       $11.68       $11.61       $10.00 (6)
            AUV at End of Period                         $11.78        $8.59       $11.68       $11.61
            Number of Accumulation Units
               Outstanding at End of Period             157,393       94,490      124,190       51,500

        ING SALOMON BROTHERS INVESTORS
            AUV at Beginning of Period                    $8.11       $10.66       $11.28       $10.00 (6)
            AUV at End of Period                         $10.51        $8.11       $10.66       $11.28
            Number of Accumulation Units
               Outstanding at End of Period              30,613       37,818       62,734       13,281

        ING T. ROWE PRICE CAPITAL APPRECIATION
            AUV at Beginning of Period                   $28.55       $28.77       $26.51       $22.01       $20.84
            AUV at End of Period                         $35.31       $28.55       $28.77       $26.51       $22.01
            Number of Accumulation Units
               Outstanding at End of Period             385,166      435,649      453,057      473,556      549,087

        ING T. ROWE PRICE EQUITY INCOME
            AUV at Beginning of Period                   $20.89       $24.37       $24.35       $21.83       $22.27
            AUV at End of Period                         $25.82       $20.89       $24.37       $24.35       $21.83
            Number of Accumulation Units
               Outstanding at End of Period             202,281      255,607      293,213      324,403      381,468

        ING UBS U.S. BALANCED PORTFOLIO
            AUV at Beginning of Period                    $7.29
            AUV at End of Period                          $8.49
            Number of Accumulation Units
               Outstanding at End of Period              36,074

        ING VAN KAMPEN EQUITY GROWTH
            AUV at Beginning of Period                    $7.83       $10.00 (12)
            AUV at End of Period                          $9.56        $7.83
            Number of Accumulation Units
               Outstanding at End of Period               3,798        2,800

        ING VAN KAMPEN GLOBAL FRANCHISE
            AUV at Beginning of Period                    $8.86       $10.00 (12)
            AUV at End of Period                         $11.04        $8.86
            Number of Accumulation Units
               Outstanding at End of Period               7,437       11,623

        ING VAN KAMPEN GROWTH & INCOME
            AUV at Beginning of Period                   $18.45       $21.92       $25.21       $26.07       $22.79
            AUV at End of Period                         $23.29       $18.45       $21.92       $25.21       $26.07
            Number of Accumulation Units
               Outstanding at End of Period             662,030      802,103      979,242    1,150,705    1,251,143

        ING VAN KAMPEN REAL ESTATE
            AUV at Beginning of Period                   $28.65       $28.96       $27.12       $20.96       $22.07
            AUV at End of Period                         $38.97       $28.65       $28.96       $27.12       $20.96
            Number of Accumulation Units
               Outstanding at End of Period              89,475       99,482      112,185      130,114      136,122

        ING VP BOND PORTFOLIO
            AUV at Beginning of Period                   $10.65       $10.00 (12)
            AUV at End of Period                         $11.16       $10.65
            Number of Accumulation Units
               Outstanding at End of Period              15,516       13,700

        ING VP GROWTH OPPORTUNITIES
            AUV at Beginning of Period                    $5.27        $7.80       $10.00 (9)
            AUV at End of Period                          $6.90        $5.27        $7.80
            Number of Accumulation Units
               Outstanding at End of Period               3,991          590          128

        ING VP INDEX PLUS LARGECAP PORTFOLIO
            AUV at Beginning of Period                   $10.00 (15)
            AUV at End of Period                          $9.01
            Number of Accumulation Units
               Outstanding at End of Period             108,298

                                                           1998         1997         1996         1995
                                                    ------------------------------------------------------
        ING SALOMON BROTHERS ALL CAP
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING SALOMON BROTHERS INVESTORS
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING T. ROWE PRICE CAPITAL APPRECIATION
            AUV at Beginning of Period                    $19.93       $17.50       $15.23       $14.77 (1)
            AUV at End of Period                          $20.84       $19.93       $17.50       $15.23
            Number of Accumulation Units
               Outstanding at End of Period              544,622      418,686      203,891       49,153

        ING T. ROWE PRICE EQUITY INCOME
            AUV at Beginning of Period                    $20.83       $17.96       $16.72       $16.20 (1)
            AUV at End of Period                          $22.27       $20.83       $17.96       $16.72
            Number of Accumulation Units
               Outstanding at End of Period              395,764      328,740      289,954      104,463

        ING UBS U.S. BALANCED PORTFOLIO
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING VAN KAMPEN EQUITY GROWTH
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING VAN KAMPEN GLOBAL FRANCHISE
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING VAN KAMPEN GROWTH & INCOME
            AUV at Beginning of Period                    $20.22       $15.77       $13.24       $12.48 (1)
            AUV at End of Period                          $22.79       $20.22       $15.77       $13.24
            Number of Accumulation Units
               Outstanding at End of Period            1,199,086      795,321      297,973       22,934

        ING VAN KAMPEN REAL ESTATE
            AUV at Beginning of Period                    $25.82       $21.30       $15.94       $14.97 (1)
            AUV at End of Period                          $22.07       $25.82       $21.30       $15.94
            Number of Accumulation Units
               Outstanding at End of Period              170,494      173,241       54,229        2,716

        ING VP BOND PORTFOLIO
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING VP GROWTH OPPORTUNITIES
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING VP INDEX PLUS LARGECAP PORTFOLIO
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

DVA Plus - 131792#
                                      A4

                                                          2003         2002         2001         2000         1999
                                                   -----------------------------------------------------------------
        ING VP INDEX PLUS MIDCAP PORTFOLIO
            AUV at Beginning of Period                   $10.00 (18)
            AUV at End of Period                         $11.05
            Number of Accumulation Units
               Outstanding at End of Period             111,247

        ING VP INDEX PLUS SMALLCAP PORTFOLIO
            AUV at Beginning of Period                   $10.00 (18)
            AUV at End of Period                         $11.06
            Number of Accumulation Units
               Outstanding at End of Period             108,271

        ING VP MAGNACAP
            AUV at Beginning of Period                    $7.12        $9.36       $10.00 (9)
            AUV at End of Period                          $9.19        $7.12        $9.36
            Number of Accumulation Units
               Outstanding at End of Period              55,017        6,550        1,128

        ING VP SMALLCAP OPPORTUNITIES
            AUV at Beginning of Period                    $4.63        $8.34       $10.00 (9)
            AUV at End of Period                          $6.33        $4.63        $8.34
            Number of Accumulation Units
               Outstanding at End of Period              21,971        4,959        3,816

        ING VP WORLDWIDE GROWTH
            AUV at Beginning of Period                    $5.23        $7.04        $8.76       $10.00 (7)
            AUV at End of Period                          $6.67        $5.23        $7.04        $8.76
            Number of Accumulation Units
               Outstanding at End of Period              35,435       12,358        9,163       10,619

        INVESCO VIF HEALTH SCIENCES
            AUV at Beginning of Period                    $7.67       $10.28       $10.00 (10)
            AUV at End of Period                          $9.68        $7.67       $10.28
            Number of Accumulation Units
               Outstanding at End of Period              40,582       14,311        9,246

        INVESCO VIF LEISURE FUND
            AUV at Beginning of Period                    $8.45       $10.00 (12)
            AUV at End of Period                         $10.73        $8.45
            Number of Accumulation Units
               Outstanding at End of Period              12,940        2,494

        INVESCO VIF-FINANCIAL SERVICES
            AUV at Beginning of Period                    $7.88        $9.37       $10.00 (10)
            AUV at End of Period                         $10.08        $7.88        $9.37
            Number of Accumulation Units
               Outstanding at End of Period              27,254        5,407        2,766

        INVESCO VIF-UTILITIES
            AUV at Beginning of Period                    $6.38        $8.11       $10.00 (10)
            AUV at End of Period                          $7.41        $6.38        $8.11
            Number of Accumulation Units
               Outstanding at End of Period              27,338           63           --

        JENNISON PORTFOLIO
            AUV at Beginning of Period                    $4.29        $6.31        $7.85       $10.00 (10)
            AUV at End of Period                          $5.49        $4.29        $6.31        $7.85
            Number of Accumulation Units
               Outstanding at End of Period              34,281       23,359       17,257        2,731

        PIMCO HIGH YIELD PORTFOLIO
            AUV at Beginning of Period                    $9.91       $10.16       $10.05       $10.27       $10.09
            AUV at End of Period                         $12.02        $9.91       $10.16       $10.05       $10.27
            Number of Accumulation Units
               Outstanding at End of Period             471,160      281,239      287,227      362,732      400,821

        PIMCO STOCKSPLUS GROWTH & INCOME
            AUV at Beginning of Period                    $8.11       $10.29       $11.77       $13.16       $11.12
            AUV at End of Period                         $10.44        $8.11       $10.29       $11.77       $13.16
            Number of Accumulation Units
               Outstanding at End of Period             125,076      154,632      218,232      281,922      284,259

        PIONEER FUND VCT
            AUV at Beginning of Period                    $7.49        $9.39       $10.00 (10)
            AUV at End of Period                          $9.13        $7.49        $9.39
            Number of Accumulation Units
               Outstanding at End of Period              55,335        1,732       11,176

                                                       1998         1997         1996         1995
                                                   -------------------------------------------------
        ING VP INDEX PLUS MIDCAP PORTFOLIO
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING VP INDEX PLUS SMALLCAP PORTFOLIO
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING VP MAGNACAP
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING VP SMALLCAP OPPORTUNITIES
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        ING VP WORLDWIDE GROWTH
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        INVESCO VIF HEALTH SCIENCES
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        INVESCO VIF LEISURE FUND
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        INVESCO VIF-FINANCIAL SERVICES
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        INVESCO VIF-UTILITIES
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        JENNISON PORTFOLIO
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        PIMCO HIGH YIELD PORTFOLIO
            AUV at Beginning of Period                $10.00 (5)
            AUV at End of Period                      $10.09
            Number of Accumulation Units
               Outstanding at End of Period          213,774

        PIMCO STOCKSPLUS GROWTH & INCOME
            AUV at Beginning of Period                $10.00 (5)
            AUV at End of Period                      $11.12
            Number of Accumulation Units
               Outstanding at End of Period          112,705

        PIONEER FUND VCT
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

DVA Plus - 131792#
                                      A5

                                                          2003         2002         2001         2000         1999
                                                   ------------------------------------------------------------------
        PIONEER MID CAP VALUE
            AUV at Beginning of Period                    $9.38       $10.72       $10.00 (10)
            AUV at End of Period                         $12.70        $9.38       $10.72
            Number of Accumulation Units
               Outstanding at End of Period              36,298       29,446        5,621

        PROFUND VP BULL
            AUV at Beginning of Period                    $6.68        $8.90       $10.00 (9)
            AUV at End of Period                          $8.29        $6.68        $8.90
            Number of Accumulation Units
               Outstanding at End of Period              27,246        8,557        8,366

        PROFUND VP EUROPE 30
            AUV at Beginning of Period                    $6.07        $8.28       $10.00 (9)
            AUV at End of Period                          $8.31        $6.07        $8.28
            Number of Accumulation Units
               Outstanding at End of Period               8,463        2,703           --

        PROFUND VP RISING RATES OPPORTUNITY
            AUV at Beginning of Period                   $10.00 (17)
            AUV at End of Period                          $9.37
            Number of Accumulation Units
               Outstanding at End of Period               6,934

        PROFUND VP SMALL CAP
            AUV at Beginning of Period                    $7.23        $9.44       $10.00 (9)
            AUV at End of Period                         $10.19        $7.23        $9.44
            Number of Accumulation Units
               Outstanding at End of Period              24,488       41,515       46,912

        SP JENNISON INTERNATIONAL GROWTH
            AUV at Beginning of Period                    $4.13        $5.42        $8.57       $10.00 (8)
            AUV at End of Period                          $5.67        $4.13        $5.42        $8.57
            Number of Accumulation Units
               Outstanding at End of Period              39,170       15,070       15,970        7,751

                                                     1998         1997         1996         1995
                                                  ------------------------------------------------
        PIONEER MID CAP VALUE
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        PROFUND VP BULL
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        PROFUND VP EUROPE 30
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        PROFUND VP RISING RATES OPPORTUNITY
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        PROFUND VP SMALL CAP
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        SP JENNISON INTERNATIONAL GROWTH
            AUV at Beginning of Period
            AUV at End of Period
            Number of Accumulation Units
               Outstanding at End of Period

        FOOTNOTES
        (1)  Fund First Available during October 1995          (13)   Fund First Available during April 2003
        (2)  Fund First Available during January 1996          (14)   Fund First Available during June 2003
        (3)  Fund First Available during September 1996        (15)   Fund First Available during August 2003
        (4)  Fund First Available during February 1997         (16)   Fund First Available during September 2003
        (5)  Fund First Available during May 1998              (17)   Fund First Available during October 2003
        (6)  Fund First Available during February 2000         (18)   Fund First Available during November 2003
        (7)  Fund First Available during May 2000              (19)   Fund First Available during December 2003
        (8)  Fund First Available during October 2000
        (9)  Fund First Available during May 2001
       (10)  Fund First Available during November 2001
       (11)  Fund First Available during December 2001
       (12)  Fund First Available during May 2002

DVA Plus - 131792#
                                      A6

                                                         2003           2002          2001           2000
                                                  -----------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.30 %

      AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period                     $7.35         $11.00         $10.00 (5)
           AUV at End of Period                           $9.96          $7.35         $11.00
           Number of Accumulation Units
              Outstanding at End of Period               59,090         25,365             --

      COLONIAL SMALL CAP VALUE FUND
           AUV at Beginning of Period                    $10.00 (15)
           AUV at End of Period                          $13.86
           Number of Accumulation Units
              Outstanding at End of Period               12,504

      FIDELITY VIP EQUITY-INCOME
           AUV at Beginning of Period                     $7.85          $9.59         $10.00 (7)
           AUV at End of Period                          $10.07          $7.85          $9.59
           Number of Accumulation Units
              Outstanding at End of Period              128,998         37,470

      FIDELITY VIP GROWTH
           AUV at Beginning of Period                     $6.38          $9.28         $10.00 (7)
           AUV at End of Period                           $8.35          $6.38          $9.28
           Number of Accumulation Units
              Outstanding at End of Period              100,959         14,326

      ING AIM MID CAP GROWTH
           AUV at Beginning of Period                     $9.97         $14.78         $19.00         $21.84 (1)
           AUV at End of Period                          $14.18          $9.97         $14.78         $19.00
           Number of Accumulation Units
              Outstanding at End of Period              153,177        126,034        134,200        107,927

      ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                    $10.17         $14.72         $17.29         $20.25 (1)
           AUV at End of Period                          $16.76         $10.17         $14.72         $17.29
           Number of Accumulation Units
              Outstanding at End of Period              210,563        142,766        117,978         87,080

      ING AMERICAN FUNDS GROWTH PORTFOLIO
           AUV at Beginning of Period                    $10.00 (13)
           AUV at End of Period                          $10.78
           Number of Accumulation Units
              Outstanding at End of Period               48,700

      ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
           AUV at Beginning of Period                    $10.00 (13)
           AUV at End of Period                          $10.99
           Number of Accumulation Units
              Outstanding at End of Period               17,838

      ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
           AUV at Beginning of Period                    $10.00 (13)
           AUV at End of Period                          $11.62
           Number of Accumulation Units
              Outstanding at End of Period               20,350

      ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                     $7.55         $10.04         $10.55         $10.00 (1)
           AUV at End of Period                          $10.19          $7.55         $10.04         $10.55
           Number of Accumulation Units
              Outstanding at End of Period              765,937        533,167        356,503        147,571

      ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                    $13.93         $17.68         $20.33         $22.54 (1)
           AUV at End of Period                          $18.74         $13.93         $17.68         $20.33
           Number of Accumulation Units
              Outstanding at End of Period              299,049        262,335        203,822        110,792

      ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                    $13.23         $17.98         $18.49         $23.84 (1)
           AUV at End of Period                          $18.33         $13.23         $17.98         $18.49
           Number of Accumulation Units
              Outstanding at End of Period              283,316        235,631        189,789         86,622

DVA Plus - 131792#
                                      A7

                                                         2003           2002          2001           2000
                                                  -----------------------------------------------------------
      ING DEVELOPING WORLD
           AUV at Beginning of Period                     $6.26          $7.11          $7.60         $11.70 (1)
           AUV at End of Period                           $9.07          $6.26          $7.11          $7.60
           Number of Accumulation Units
              Outstanding at End of Period              150,156        144,725        145,024         43,664

      ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                    $15.10         $18.44         $19.55         $17.62 (1)
           AUV at End of Period                          $18.67         $15.10         $18.44         $19.55
           Number of Accumulation Units
              Outstanding at End of Period              115,811         87,727         58,111         23,912

      ING FMR(SM) DIVERSIFIED MID-CAP
           AUV at Beginning of Period                     $7.25          $9.10          $9.88         $10.00 (3)
           AUV at End of Period                           $9.55          $7.25          $9.10          $9.88
           Number of Accumulation Units
              Outstanding at End of Period              176,725        107,226         53,162          5,137

      ING GET U.S. CORE PORTFOLIO - SERIES 2
           AUV at Beginning of Period                    $10.00 (16)
           AUV at End of Period                          $10.04
           Number of Accumulation Units
              Outstanding at End of Period                2,699

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                     $4.66          $7.62         $10.00 (4)
           AUV at End of Period                           $6.48          $4.66          $7.62
           Number of Accumulation Units
              Outstanding at End of Period               35,807          9,100          3,316

      ING HARD ASSETS
           AUV at Beginning of Period                    $14.23         $14.31         $16.50         $16.39 (1)
           AUV at End of Period                          $21.39         $14.23         $14.31         $16.50
           Number of Accumulation Units
              Outstanding at End of Period               42,368         36,132         14,140          2,937

      ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                     $7.26          $8.78         $11.51         $15.10 (6)
           AUV at End of Period                           $9.26          $7.26          $8.78         $11.51
           Number of Accumulation Units
              Outstanding at End of Period               94,950         41,512             --

      ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                     $7.07          $8.88          $9.95         $10.00 (3)
           AUV at End of Period                           $8.55          $7.07          $8.88          $9.95
           Number of Accumulation Units
              Outstanding at End of Period              335,953        257,197        107,397         23,267

      ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                     $6.09          $8.33          $8.89         $10.00 (3)
           AUV at End of Period                           $9.04          $6.09          $8.33          $8.89
           Number of Accumulation Units
              Outstanding at End of Period               92,520         65,940         57,110         18,016

      ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                    $15.21         $21.78         $25.36         $29.79 (1)
           AUV at End of Period                           19.68         $15.21         $21.78         $25.36
           Number of Accumulation Units
              Outstanding at End of Period              183,070        184,672        162,730         97,043

      ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO
           AUV at Beginning of Period                    $10.00 (13)
           AUV at End of Period                          $11.88
           Number of Accumulation Units
              Outstanding at End of Period                5,701

      ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period                     $7.85         $10.00 (7)
           AUV at End of Period                          $10.40          $7.85
           Number of Accumulation Units
              Outstanding at End of Period               56,894         13,266

DVA Plus - 131792#
                                      A8

                                                         2003           2002          2001           2000
                                                  -----------------------------------------------------------
      ING JULIUS BAER FOREIGN PORTFOLIO
           AUV at Beginning of Period                     $8.23
           AUV at End of Period                          $10.66
           Number of Accumulation Units
              Outstanding at End of Period               27,428

      ING LIMITED MATURITY BOND
           AUV at Beginning of Period                    $20.38         $19.25         $17.92         $16.84 (1)
           AUV at End of Period                          $20.69         $20.38         $19.25         $17.92
           Number of Accumulation Units
              Outstanding at End of Period              378,429        325,166        344,127         53,158

      ING LIQUID ASSETS
           AUV at Beginning of Period                    $16.00         $15.98         $15.59         $14.94 (1)
           AUV at End of Period                          $15.91         $16.00         $15.98         $15.59
           Number of Accumulation Units
              Outstanding at End of Period              257,123        337,508        231,817        146,440

      ING MARSICO GROWTH
           AUV at Beginning of Period                    $10.59         $15.23         $22.12         $29.29 (1)
           AUV at End of Period                          $13.87         $10.59         $15.23         $22.12
           Number of Accumulation Units
              Outstanding at End of Period              493,865        445,015        478,470        325,133

      ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                     $8.38         $10.00 (7)
           AUV at End of Period                          $10.85          $8.38
           Number of Accumulation Units
              Outstanding at End of Period                8,397             89

      ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                     $7.98         $10.00 (7)
           AUV at End of Period                          $10.00          $7.98
           Number of Accumulation Units
              Outstanding at End of Period               10,243          4,822

      ING MFS MID CAP GROWTH
           AUV at Beginning of Period                    $16.21         $32.08         $42.56         $38.87 (1)
           AUV at End of Period                          $22.26         $16.21         $32.08         $42.56
           Number of Accumulation Units
              Outstanding at End of Period              288,978        262,443        229,352        122,975

      ING MFS RESEARCH
           AUV at Beginning of Period                    $15.26         $20.58         $26.55         $27.16 (1)
           AUV at End of Period                          $18.76         $15.26         $20.58         $26.55
           Number of Accumulation Units
              Outstanding at End of Period              183,828        171,543        165,277         86,539

      ING MFS TOTAL RETURN
           AUV at Beginning of Period                    $19.39         $20.70         $20.87         $17.60 (1)
           AUV at End of Period                          $22.34         $19.39         $20.70         $20.87
           Number of Accumulation Units
              Outstanding at End of Period              472,864        447,612        307,521         96,349

      ING PIMCO CORE BOND
           AUV at Beginning of Period                    $12.81         $11.94         $11.81         $11.53 (1)
           AUV at End of Period                          $13.25         $12.81         $11.94         $11.81
           Number of Accumulation Units
              Outstanding at End of Period              374,197        284,971         72,168         16,342

      SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period                    $10.00 (13)
           AUV at End of Period                          $10.82
           Number of Accumulation Units
              Outstanding at End of Period                8,543

      ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                     $8.57         $11.67         $11.61         $10.00 (1)
           AUV at End of Period                          $11.75          $8.57         $11.67         $11.61
           Number of Accumulation Units
              Outstanding at End of Period              435,600        355,698        251,795         80,308

DVA Plus - 131792#
                                      A9

                                                         2003           2002          2001           2000
                                                  -----------------------------------------------------------
      ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                     $8.09         $10.65         $11.27         $10.00 (1)
           AUV at End of Period                          $10.49          $8.09         $10.65         $11.27
           Number of Accumulation Units
              Outstanding at End of Period              229,200        169,038        136,518         29,577

      ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                    $28.32         $28.55         $26.32         $21.24 (1)
           AUV at End of Period                          $35.00         $28.32         $28.55         $26.32
           Number of Accumulation Units
              Outstanding at End of Period              334,523        281,690        152,493         30,174

      ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                    $20.72         $24.18         $24.17         $20.52 (1)
           AUV at End of Period                          $25.59         $20.72         $24.18         $24.17
           Number of Accumulation Units
              Outstanding at End of Period              247,853        159,633        103,146         24,472

      ING UBS U.S. BALANCED PORTFOLIO
           AUV at Beginning of Period                     $7.28
           AUV at End of Period                           $8.48
           Number of Accumulation Units
              Outstanding at End of Period               75,420

      ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                     $7.83         $10.00 (7)
           AUV at End of Period                           $9.55          $7.83
           Number of Accumulation Units
              Outstanding at End of Period               29,136         10,978

      ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                     $8.85         $10.00 (7)
           AUV at End of Period                          $11.03          $8.85
           Number of Accumulation Units
              Outstanding at End of Period               48,477         23,086

      ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                    $18.34         $21.80         $25.09         $25.78 (1)
           AUV at End of Period                          $23.15         $18.34         $21.80         $25.09
           Number of Accumulation Units
              Outstanding at End of Period              233,668        212,480        181,197         95,313

      ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                    $28.42         $28.74         $26.93         $20.99 (1)
           AUV at End of Period                          $38.63         $28.42         $28.74         $26.93
           Number of Accumulation Units
              Outstanding at End of Period               83,293         71,426         31,389          7,229

      ING VP BOND PORTFOLIO
           AUV at Beginning of Period                    $10.65         $10.00 (7)
           AUV at End of Period                          $11.15         $10.65
           Number of Accumulation Units
              Outstanding at End of Period               53,210         65,448

      ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                     $5.27          $7.80         $10.00 (4)
           AUV at End of Period                           $6.89          $5.27          $7.80
           Number of Accumulation Units
              Outstanding at End of Period               29,307         11,904          2,631

      ING VP INDEX PLUS LARGECAP
           AUV at Beginning of Period                    $10.00 (12)
           AUV at End of Period                           $9.00
           Number of Accumulation Units
              Outstanding at End of Period               67,279

      ING VP MAGNACAP
           AUV at Beginning of Period                     $7.11          $9.36         $10.00 (4)
           AUV at End of Period                           $9.18          $7.11          $9.36
           Number of Accumulation Units
              Outstanding at End of Period               17,331         10,552          3,692

      ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                     $4.63          $8.34         $10.00 (4)
           AUV at End of Period                           $6.32          $4.63          $8.34
           Number of Accumulation Units
              Outstanding at End of Period              172,367         59,276         20,999

DVA Plus - 131792#
                                      A10

                                                         2003           2002          2001           2000
                                                  -----------------------------------------------------------
      ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                     $5.22          $7.04          $8.76         $10.00 (2)
           AUV at End of Period                           $6.65          $5.22          $7.04          $8.76
           Number of Accumulation Units
              Outstanding at End of Period               90,864         49,480         41,855          8,037

      INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                     $7.66         $10.28         $10.00 (5)
           AUV at End of Period                           $9.67          $7.66         $10.28
           Number of Accumulation Units
              Outstanding at End of Period               51,679         22,198          2,712

      INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                     $8.45         $10.00 (7)
           AUV at End of Period                          $10.72          $8.45
           Number of Accumulation Units
              Outstanding at End of Period               22,371          1,920

      INVESCO VIF FINANCIAL SERVICES
           AUV at Beginning of Period                     $7.87          $9.37         $10.00 (5)
           AUV at End of Period                          $10.07          $7.87          $9.37
           Number of Accumulation Units
              Outstanding at End of Period               21,190         19,156          4,734

      INVESCO VIF UTILITIES
           AUV at Beginning of Period                     $6.38          $8.11         $10.00 (5)
           AUV at End of Period                           $7.40          $6.38          $8.11
           Number of Accumulation Units
              Outstanding at End of Period               23,560         11,472             --

      JENNISON PORTFOLIO
           AUV at Beginning of Period                     $4.28          $6.31          $7.85         $10.00 (2)
           AUV at End of Period                           $5.48          $4.28          $6.31          $7.85
           Number of Accumulation Units
              Outstanding at End of Period              222,864        171,751        136,977         37,201

      PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                     $9.89         $10.14         $10.04         $10.18 (1)
           AUV at End of Period                          $11.99          $9.89         $10.14         $10.04
           Number of Accumulation Units
              Outstanding at End of Period              428,029        278,565        199,285         63,647

      PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                     $8.09         $10.27         $11.75         $12.56 (1)
           AUV at End of Period                          $10.41          $8.09         $10.27         $11.75
           Number of Accumulation Units
              Outstanding at End of Period              133,109        146,941        146,243         86,637

      PIONEER FUND VCT
           AUV at Beginning of Period                     $7.48          $9.39         $10.00 (5)
           AUV at End of Period                           $9.12          $7.48          $9.39
           Number of Accumulation Units
              Outstanding at End of Period               85,808         10,928          4,693

      PIONEER MID CAP VALUE
           AUV at Beginning of Period                     $9.37         $10.72         $10.00 (5)
           AUV at End of Period                          $12.68          $9.37         $10.72
           Number of Accumulation Units
              Outstanding at End of Period              133,281         45,976             --

      PROFUND VP BULL
           AUV at Beginning of Period                     $6.68          $8.90         $10.00 (4)
           AUV at End of Period                           $8.28          $6.68          $8.90
           Number of Accumulation Units
              Outstanding at End of Period               25,716         18,624         10,121

      PROFUND VP EUROPE 30
           AUV at Beginning of Period                     $6.06          $8.27         $10.00 (4)
           AUV at End of Period                           $8.30          $6.06          $8.27
           Number of Accumulation Units
              Outstanding at End of Period               53,761         11,287          5,341

DVA Plus - 131792#
                                      A11

                                                         2003           2002          2001           2000
                                                  -----------------------------------------------------------
      PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                    $10.09 (14)
           AUV at End of Period                           $9.37
           Number of Accumulation Units
              Outstanding at End of Period                  506

      PROFUND VP SMALL CAP
           AUV at Beginning of Period                     $7.22          $9.44         $10.00 (4)
           AUV at End of Period                          $10.18          $7.22          $9.44
           Number of Accumulation Units
              Outstanding at End of Period               72,951         31,843         13,766

      SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period                     $4.13          $5.42          $8.57         $10.00 (3)
           AUV at End of Period                           $5.67          $4.13          $5.42          $8.57
           Number of Accumulation Units
              Outstanding at End of Period              145,483         88,237         67,611          6,381

      FOOTNOTES
      (1)  Fund First Available during February 2000              (10)  Fund First Available during April 2003
      (2)  Fund First Available during May 2000                   (11)  Fund First Available during June 2003
      (3)  Fund First Available during October 2000               (12)  Fund First Available during August 2003
      (4)  Fund First Available during May 2001                   (13)  Fund First Available during September 2003
      (5)  Fund First Available during November 2001              (14)  Fund First Available during October 2003
      (6)  Fund First Available during December 2001              (15)  Fund First Available during November 2003
      (7)  Fund First Available during May 2002                   (16)  Fund First Available during December 2003
      (8)  Fund First Available during September 2002
      (9)  Fund First Available during December 2002

                                                         2003         2002         2001         2000         1999
                                                  ------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %

      AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period                    $7.34       $10.99       $10.00 (11)
           AUV at End of Period                          $9.94        $7.34       $10.99
           Number of Accumulation Units
              Outstanding at End of Period             756,657      218,094       16,786

      COLONIAL SMALL CAP VALUE FUND
           AUV at Beginning of Period                   $10.00 (18)
           AUV at End of Period                         $13.85
           Number of Accumulation Units
              Outstanding at End of Period             368,372

      FIDELITY VIP EQUITY-INCOME
           AUV at Beginning of Period                    $7.83        $9.59       $10.00 (12)
           AUV at End of Period                         $10.04        $7.83        $9.59
           Number of Accumulation Units
              Outstanding at End of Period           2,275,054      478,395

      FIDELITY VIP GROWTH
           AUV at Beginning of Period                    $6.37        $9.27       $10.00 (12)
           AUV at End of Period                          $8.33        $6.37        $9.27
           Number of Accumulation Units
              Outstanding at End of Period           3,326,845      523,176

      ING AIM MID CAP GROWTH
           AUV at Beginning of Period                    $9.91       $14.71       $18.92       $21.92       $14.23
           AUV at End of Period                         $14.08        $9.91       $14.71       $18.92       $21.92
           Number of Accumulation Units
              Outstanding at End of Period           2,884,535    2,906,118    3,787,157    4,824,609    2,450,796

      ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                   $10.10       $14.64       $17.21       $21.06       $17.01
           AUV at End of Period                         $16.63       $10.10       $14.64       $17.21       $21.06
           Number of Accumulation Units
              Outstanding at End of Period           5,531,902    5,368,761    6,450,280    6,881,891    5,870,533

                                                      1998         1997         1996         1995
                                                 ---------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %

      AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      COLONIAL SMALL CAP VALUE FUND
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      FIDELITY VIP EQUITY-INCOME
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      FIDELITY VIP GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING AIM MID CAP GROWTH
           AUV at Beginning of Period                $14.31       $11.78       $10.01       $10.00 (1)
           AUV at End of Period                      $14.23       $14.31       $11.78       $10.01
           Number of Accumulation Units
              Outstanding at End of Period        1,105,850      554,068      231,567       47,478

      ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                $15.41       $12.49       $10.00 (3)
           AUV at End of Period                      $17.01       $15.41       $12.49
           Number of Accumulation Units
              Outstanding at End of Period        3,297,314      438,636       38,037

DVA Plus - 131792#
                                      A12

                                                         2003         2002         2001         2000         1999
                                                  -----------------------------------------------------------------
      ING AMERICAN FUNDS GROWTH PORTFOLIO
           AUV at Beginning of Period                   $10.00 (16)
           AUV at End of Period                         $10.77
           Number of Accumulation Units
              Outstanding at End of Period           1,647,654

      ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
           AUV at Beginning of Period                   $10.00 (16)
           AUV at End of Period                         $10.99
           Number of Accumulation Units
              Outstanding at End of Period           1,032,491

      ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
           AUV at Beginning of Period                   $10.00 (16)
           AUV at End of Period                         $11.62
           Number of Accumulation Units
              Outstanding at End of Period             589,077

      ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                    $7.53       $10.02       $10.55       $10.00 (7)
           AUV at End of Period                         $10.15        $7.53       $10.02       $10.55
           Number of Accumulation Units
              Outstanding at End of Period           6,231,900    4,513,818    3,900,663    2,138,069

      ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                   $13.80       $17.54       $20.19       $23.97       $14.88
           AUV at End of Period                         $18.55       $13.80       $17.54       $20.19       $23.97
           Number of Accumulation Units
              Outstanding at End of Period           2,320,224    1,965,367    1,757,559    1,348,844      676,402

      ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                   $13.14       $17.87       $18.40       $22.82       $15.37
           AUV at End of Period                         $18.19       $13.14       $17.87       $18.40       $22.82
           Number of Accumulation Units
              Outstanding at End of Period           5,701,159    5,592,680    7,129,680    6,884,892    5,053,919

      ING DEVELOPING WORLD
           AUV at Beginning of Period                    $6.23        $7.08        $7.58       $11.61        $7.28
           AUV at End of Period                          $9.01        $6.23        $7.08        $7.58       $11.61
           Number of Accumulation Units
              Outstanding at End of Period           2,328,297    1,925,891    2,270,962    2,014,772    2,133,907

      ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                   $15.00       $18.34       $19.46       $18.14       $18.31
           AUV at End of Period                         $18.52       $15.00       $18.34       $19.46       $18.14
           Number of Accumulation Units
              Outstanding at End of Period           2,181,501    2,314,069    2,404,425    2,586,368    1,825,971

      ING FMR(SM) DIVERSIFIED MID-CAP
           AUV at Beginning of Period                    $7.23        $9.09        $9.88       $10.00 (9)
           AUV at End of Period                          $9.52        $7.23        $9.09        $9.88
           Number of Accumulation Units
              Outstanding at End of Period           2,137,834    1,436,694      685,331      290,230

      ING GET FUND - SERIES U
           AUV at Beginning of Period                   $10.00
           AUV at End of Period                         $10.55
           Number of Accumulation Units
              Outstanding at End of Period             818,118

      ING GET FUND - SERIES V
           AUV at Beginning of Period                   $10.00 (14)
           AUV at End of Period                          $9.73
           Number of Accumulation Units
              Outstanding at End of Period           1,026,988

      ING GET U.S. CORE PORTFOLIO - SERIES 1
           AUV at Beginning of Period                   $10.00 (14)
           AUV at End of Period                         $10.25
           Number of Accumulation Units
              Outstanding at End of Period             390,747

      ING GET U.S. CORE PORTFOLIO - SERIES 2
           AUV at Beginning of Period                   $10.00 (17)
           AUV at End of Period                         $10.03
           Number of Accumulation Units
              Outstanding at End of Period             413,658

                                                        1998         1997         1996         1995
                                                  ---------------------------------------------------
      ING AMERICAN FUNDS GROWTH PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                  $11.67       $10.55        $9.53        $9.28 (1)
           AUV at End of Period                        $14.88       $11.67       $10.55        $9.53
           Number of Accumulation Units
              Outstanding at End of Period            610,300      443,665      231,774

      ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                  $12.88       $11.84       $10.00       $10.00 (2)
           AUV at End of Period                        $15.37       $12.88       $11.84       $10.00
           Number of Accumulation Units
              Outstanding at End of Period          2,476,498      559,014      227,347           --

      ING DEVELOPING WORLD
           AUV at Beginning of Period                  $10.00 (6)
           AUV at End of Period                         $7.28
           Number of Accumulation Units
              Outstanding at End of Period            417,221

      ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                  $18.28       $14.57       $13.36       $12.41 (1)
           AUV at End of Period                        $18.31       $18.28       $14.57       $13.36
           Number of Accumulation Units
              Outstanding at End of Period          1,415,540      469,649      249,994       23,394

      ING FMR(SM )DIVERSIFIED MID-CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING GET FUND - SERIES U
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING GET FUND - SERIES V
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING GET U.S. CORE PORTFOLIO - SERIES 1
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING GET U.S. CORE PORTFOLIO - SERIES 2
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

DVA Plus - 131792#
                                      A13

                                                         2003         2002         2001         2000         1999
                                                  ------------------------------------------------------------------
      ING GET U.S. CORE PORTFOLIO - SERIES 3
           AUV at Beginning of Period                   $10.00 (19)
           AUV at End of Period                         $10.00
           Number of Accumulation Units
              Outstanding at End of Period               8,296

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                    $4.65        $7.62       $10.00 (10)
           AUV at End of Period                          $6.46        $4.65        $7.62
           Number of Accumulation Units
              Outstanding at End of Period             976,839      387,487       47,818

      ING HARD ASSETS
           AUV at Beginning of Period                   $14.05       $14.14       $16.32       $17.37       $14.28
           AUV at End of Period                         $21.09       $14.05       $14.14       $16.32       $17.37
           Number of Accumulation Units
              Outstanding at End of Period             742,286      575,255      295,871      309,819      355,052

      ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                    $7.16        $8.66       $11.37       $15.57       $10.29
           AUV at End of Period                          $9.12        $7.16        $8.66       $11.37       $15.57
           Number of Accumulation Units
              Outstanding at End of Period           3,949,927    4,449,069    5,060,321    5,535,477    4,666,041

      ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                    $7.05        $8.87        $9.94       $10.00 (9)
           AUV at End of Period                          $8.52        $7.05        $8.87        $9.94
           Number of Accumulation Units
              Outstanding at End of Period           2,887,495    1,676,922    1,073,857      274,785

      ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                    $6.08        $8.32        $8.89       $10.00 (9)
           AUV at End of Period                          $9.01        $6.08        $8.32        $8.89
           Number of Accumulation Units
              Outstanding at End of Period             856,121      464,523      368,091      121,670

      ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                   $15.06       $21.60       $25.17       $30.11       $24.50
           AUV at End of Period                         $19.47       $15.06       $21.60       $25.17       $30.11
           Number of Accumulation Units
              Outstanding at End of Period           2,581,561    2,929,610    3,606,212    3,626,696    2,412,721

      ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO
           AUV at Beginning of Period                   $10.00 (16)
           AUV at End of Period                         $11.87
           Number of Accumulation Units
              Outstanding at End of Period              75,922

      ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period                    $7.85       $10.00 (12)
           AUV at End of Period                         $10.38        $7.85
           Number of Accumulation Units
              Outstanding at End of Period             824,986      169,670

      ING JULIUS BAER FOREIGN PORTFOLIO
           AUV at Beginning of Period                    $8.22       $10.00 (12)
           AUV at End of Period                         $10.64        $8.22
           Number of Accumulation Units
              Outstanding at End of Period             506,335       72,898

      ING LIMITED MATURITY BOND
           AUV at Beginning of Period                   $20.16       $19.06       $17.76       $16.72       $16.77
           AUV at End of Period                         $20.44       $20.16       $19.06       $17.76       $16.72
           Number of Accumulation Units
              Outstanding at End of Period           5,262,645    6,261,694    4,325,602    3,621,501    2,938,050

      ING LIQUID ASSETS
           AUV at Beginning of Period                   $15.84       $15.84       $15.47       $14.79       $14.33
           AUV at End of Period                         $15.74       $15.84       $15.84       $15.47       $14.79
           Number of Accumulation Units
              Outstanding at End of Period           7,879,356   12,089,799   14,053,316   14,214,982   13,701,796

      ING MARSICO GROWTH
           AUV at Beginning of Period                   $10.52       $15.14       $22.02       $28.62       $16.29
           AUV at End of Period                         $13.76       $10.52       $15.14       $22.02       $28.62
           Number of Accumulation Units
              Outstanding at End of Period          11,921,200   12,372,395   16,739,731   18,211,995   14,289,972

                                                        1998         1997         1996         1995
                                                  ---------------------------------------------------
      ING GET U.S. CORE PORTFOLIO - SERIES 3
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING HARD ASSETS
           AUV at Beginning of Period                  $20.57       $19.65       $14.96       $14.71 (1)
           AUV at End of Period                        $14.28       $20.57       $19.65       $14.96
           Number of Accumulation Units
              Outstanding at End of Period            258,034       90,379       43,232        2,847

      ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                   $9.90       $10.28 (5)
           AUV at End of Period                        $10.29        $9.90
           Number of Accumulation Units
              Outstanding at End of Period          2,422,075       90,783

      ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                  $22.05       $17.34       $14.63       $14.23 (1)
           AUV at End of Period                        $24.50       $22.05       $17.34       $14.63
           Number of Accumulation Units
              Outstanding at End of Period          1,342,756      312,229      174,592       16,369

      ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING JULIUS BAER FOREIGN PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING LIMITED MATURITY BOND
           AUV at Beginning of Period                  $15.91       $15.13       $14.71       $14.35 (1)
           AUV at End of Period                        $16.77       $15.91       $15.13       $14.71
           Number of Accumulation Units
              Outstanding at End of Period          1,557,946      133,461       46,293       11,834

      ING LIQUID ASSETS
           AUV at Beginning of Period                  $13.83       $13.35       $12.89       $12.76 (1)
           AUV at End of Period                        $14.33       $13.83       $13.35       $12.89
           Number of Accumulation Units
              Outstanding at End of Period          3,587,644      353,076       84,960       62,084

      ING MARSICO GROWTH
           AUV at Beginning of Period                  $13.03       $11.42       $10.00 (4)
           AUV at End of Period                        $16.29       $13.03       $11.42
           Number of Accumulation Units
              Outstanding at End of Period          3,293,705      343,006

DVA Plus - 131792#
                                      A14

                                                         2003         2002         2001         2000         1999
                                                  ------------------------------------------------------------------
      ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                    $8.37       $10.00 (12)
           AUV at End of Period                         $10.83        $8.37
           Number of Accumulation Units
              Outstanding at End of Period             289,419       93,268

      ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                    $7.97       $10.00 (12)
           AUV at End of Period                          $9.98        $7.97
           Number of Accumulation Units
              Outstanding at End of Period             158,396       44,773

      ING MFS MID CAP GROWTH
           AUV at Beginning of Period                   $16.05       $31.80       $42.23       $39.59       $22.43
           AUV at End of Period                         $22.02       $16.05       $31.80       $42.23       $39.59
           Number of Accumulation Units
              Outstanding at End of Period           5,278,479    5,485,147    6,612,249    7,313,425    4,873,150

      ING MFS RESEARCH
           AUV at Beginning of Period                   $15.14       $20.44       $26.39       $28.04       $22.89
           AUV at End of Period                         $18.60       $15.14       $20.44       $26.39       $28.04
           Number of Accumulation Units
              Outstanding at End of Period           5,432,937    5,913,309    7,316,946    8,149,686    6,431,949

      ING MFS TOTAL RETURN
           AUV at Beginning of Period                   $19.23       $20.56       $20.75       $18.06       $17.72
           AUV at End of Period                         $22.14       $19.23       $20.56       $20.75       $18.06
           Number of Accumulation Units
              Outstanding at End of Period           9,215,693    9,138,045    9,253,396    9,222,565    8,274,090

      ING PIMCO CORE BOND
           AUV at Beginning of Period                   $12.71       $11.86       $11.74       $11.79       $13.09
           AUV at End of Period                         $13.12       $12.71       $11.86       $11.74       $11.79
           Number of Accumulation Units
              Outstanding at End of Period           5,369,915    4,410,375    1,669,195    1,224,547      753,003

      ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period                   $10.00 (16)
           AUV at End of Period                         $10.82
           Number of Accumulation Units
              Outstanding at End of Period             100,971

      ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                    $8.55       $11.65       $11.59       $10.00 (7)
           AUV at End of Period                         $11.71        $8.55       $11.65       $11.59
           Number of Accumulation Units
              Outstanding at End of Period           4,510,818    3,519,150    4,280,223    2,182,516

      ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                    $8.07       $10.63       $11.26       $10.00 (7)
           AUV at End of Period                         $10.45        $8.07       $10.63       $11.26
           Number of Accumulation Units
              Outstanding at End of Period           1,526,538    1,177,892      952,473      539,461

      ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                   $27.96       $28.22       $26.04       $21.65       $20.53
           AUV at End of Period                         $34.52       $27.96       $28.22       $26.04       $21.65
           Number of Accumulation Units
              Outstanding at End of Period           6,071,997    5,326,019    4,592,780    3,264,322    2,546,589

      ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                   $20.45       $23.90       $23.91       $21.47       $21.94
           AUV at End of Period                         $25.24       $20.45       $23.90       $23.91       $21.47
           Number of Accumulation Units
              Outstanding at End of Period           3,283,741    2,796,772    3,366,042    2,309,478    2,014,454

      ING UBS U.S. BALANCED PORTFOLIO
           AUV at Beginning of Period                    $7.26
           AUV at End of Period                          $8.45
           Number of Accumulation Units
              Outstanding at End of Period             870,957

      ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                    $7.82       $10.00 (12)
           AUV at End of Period                          $9.54        $7.82
           Number of Accumulation Units
              Outstanding at End of Period             349,933      124,181

                                                        1998         1997         1996         1995
                                                  ---------------------------------------------------
      ING MERCURY FOCUS VALUE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING MFS MID CAP GROWTH
           AUV at Beginning of Period                  $18.52       $15.70       $13.21       $12.95 (3)
           AUV at End of Period                        $22.43       $18.52       $15.70       $13.21
           Number of Accumulation Units
              Outstanding at End of Period          1,905,009      177,125       28,223

      ING MFS RESEARCH
           AUV at Beginning of Period                  $18.87       $15.93       $13.10       $12.25 (4)
           AUV at End of Period                        $22.89       $18.87       $15.93       $13.10
           Number of Accumulation Units
              Outstanding at End of Period          3,902,975      268,126

      ING MFS TOTAL RETURN
           AUV at Beginning of Period                  $16.10       $13.51       $12.05       $11.41 (4)
           AUV at End of Period                        $17.72       $16.10       $13.51       $12.05
           Number of Accumulation Units
              Outstanding at End of Period          3,982,961      286,032

      ING PIMCO CORE BOND
           AUV at Beginning of Period                  $11.87       $11.96       $11.55       $11.20 (6)
           AUV at End of Period                        $13.09       $11.87       $11.96       $11.55
           Number of Accumulation Units
              Outstanding at End of Period            396,067       10,655

      ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                  $19.66       $17.29       $15.07       $14.62 (1)
           AUV at End of Period                        $20.53       $19.66       $17.29       $15.07
           Number of Accumulation Units
              Outstanding at End of Period          1,628,158      414,805      173,475       13,988

      ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                  $20.55       $17.75       $16.55       $15.94 (1)
           AUV at End of Period                        $21.94       $20.55       $17.75       $16.55
           Number of Accumulation Units
              Outstanding at End of Period            800,490      255,396      150,732       21,073

      ING UBS U.S. BALANCED PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

DVA Plus - 131792#
                                      A15

                                                         2003         2002         2001         2000         1999
                                                  ------------------------------------------------------------------
      ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                    $8.85       $10.00 (12)
           AUV at End of Period                         $11.01        $8.85
           Number of Accumulation Units
              Outstanding at End of Period             758,774      220,958

      ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                   $18.19       $21.65       $24.94       $25.83       $22.61
           AUV at End of Period                         $22.94       $18.19       $21.65       $24.94       $25.83
           Number of Accumulation Units
              Outstanding at End of Period           5,707,684    6,183,621    7,290,571    8,035,274    7,496,161

      ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                   $28.06       $28.40       $26.64       $20.62       $21.74
           AUV at End of Period                         $38.11       $28.06       $28.40       $26.64       $20.62
           Number of Accumulation Units
              Outstanding at End of Period           1,388,196    1,167,176      887,731    1,006,919      534,577

      ING VP BOND PORTFOLIO
           AUV at Beginning of Period                   $10.64       $10.00 (12)
           AUV at End of Period                         $11.13       $10.64
           Number of Accumulation Units
              Outstanding at End of Period           1,026,869      719,279

      ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                    $5.26        $7.79       $10.00 (10)
           AUV at End of Period                          $6.87        $5.26        $7.79
           Number of Accumulation Units
              Outstanding at End of Period             351,904      143,307       82,839

      ING VP INDEX PLUS LARGECAP PORTFOLIO
           AUV at Beginning of Period                   $10.00 (15)
           AUV at End of Period                          $8.98
           Number of Accumulation Units
              Outstanding at End of Period             494,773

      ING VP MAGNACAP
           AUV at Beginning of Period                    $7.10        $9.35       $10.00 (10)
           AUV at End of Period                          $9.15        $7.10        $9.35
           Number of Accumulation Units
              Outstanding at End of Period             337,837      211,733       38,846

      ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                    $4.62        $8.33       $10.00 (10)
           AUV at End of Period                          $6.31        $4.62        $8.33
           Number of Accumulation Units
              Outstanding at End of Period           1,851,941      774,557      180,638

      ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                    $5.21        $7.02        $8.75       $10.00 (8)
           AUV at End of Period                          $6.63        $5.21        $7.02        $8.75
           Number of Accumulation Units
              Outstanding at End of Period             797,575      467,247      306,137      110,552

      INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                    $7.65       $10.27       $10.00 (11)
           AUV at End of Period                          $9.64        $7.65       $10.27
           Number of Accumulation Units
              Outstanding at End of Period           1,026,392      351,424       20,414

      INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                    $8.44       $10.00 (12)
           AUV at End of Period                         $10.71        $8.44
           Number of Accumulation Units
              Outstanding at End of Period             355,401       69,607

      INVESCO VIF-FINANCIAL SERVICES
           AUV at Beginning of Period                    $7.86        $9.37       $10.00 (11)
           AUV at End of Period                         $10.04        $7.86        $9.37
           Number of Accumulation Units
              Outstanding at End of Period             803,207      584,090       28,966

      INVESCO VIF-UTILITIES
           AUV at Beginning of Period                    $6.37        $8.11       $10.00 (11)
           AUV at End of Period                          $7.38        $6.37        $8.11
           Number of Accumulation Units
              Outstanding at End of Period             310,305      127,144        5,341

                                                       1998         1997         1996         1995
                                                 ---------------------------------------------------
      ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                 $20.09       $15.69       $13.19       $12.12 (1)
           AUV at End of Period                       $22.61       $20.09       $15.69       $13.19
           Number of Accumulation Units
              Outstanding at End of Period         4,591,471      853,473      355,191       36,100

      ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                 $25.48       $21.04       $15.78       $14.91 (1)
           AUV at End of Period                       $21.74       $25.48       $21.04       $15.78
           Number of Accumulation Units
              Outstanding at End of Period           436,867      135,993       42,710        2,910

      ING VP BOND PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VP INDEX PLUS LARGECAP PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VP MAGNACAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      INVESCO VIF LEISURE FUND
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      INVESCO VIF-FINANCIAL SERVICES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      INVESCO VIF-UTILITIES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

DVA Plus - 131792#
                                      A16

                                                         2003         2002         2001         2000         1999
                                                  ------------------------------------------------------------------
      LIBERTY ASSET ALLOCATION FUND VAR.
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $11.99
           Number of Accumulation Units
              Outstanding at End of Period              10,795

      LIBERTY EQUITY FUND VAR.
           AUV at Beginning of Period                    $6.57
           AUV at End of Period                          $8.04
           Number of Accumulation Units
              Outstanding at End of Period              11,639

      LIBERTY FEDERAL SECURITIES FUND VAR.
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $10.09
           Number of Accumulation Units
              Outstanding at End of Period               4,015

      LIBERTY SMALL CO. GROWTH FUND VAR.
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $14.98
           Number of Accumulation Units
              Outstanding at End of Period               1,433

      JENNISON PORTFOLIO
           AUV at Beginning of Period                    $4.27        $6.30        $7.85       $10.00 (11)
           AUV at End of Period                          $5.46        $4.27        $6.30        $7.85
           Number of Accumulation Units
              Outstanding at End of Period           1,124,696    1,009,408    1,264,693      194,916

      PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                    $9.84       $10.10       $10.01       $10.24       $10.08
           AUV at End of Period                         $11.92        $9.84       $10.10       $10.01       $10.24
           Number of Accumulation Units
              Outstanding at End of Period           8,588,671    6,193,058    5,836,177    5,140,416    5,053,972

      PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                    $8.05       $10.23       $11.72       $13.13       $11.11
           AUV at End of Period                         $10.35        $8.05       $10.23       $11.72       $13.13
           Number of Accumulation Units
              Outstanding at End of Period           3,653,649    4,911,149    5,825,877    6,006,923    4,797,771

      PIONEER FUND VCT
           AUV at Beginning of Period                    $7.47        $9.39       $10.00 (11)
           AUV at End of Period                          $9.09        $7.47        $9.39
           Number of Accumulation Units
              Outstanding at End of Period             928,547      291,461       27,047

      PIONEER MID CAP VALUE
           AUV at Beginning of Period                    $9.36       $10.72       $10.00 (11)
           AUV at End of Period                         $12.66        $9.36       $10.72
           Number of Accumulation Units
              Outstanding at End of Period           2,142,901      983,559      170,276

      PROFUND VP BULL
           AUV at Beginning of Period                    $6.67        $8.90       $10.00 (10)
           AUV at End of Period                          $8.26        $6.67        $8.90
           Number of Accumulation Units
              Outstanding at End of Period           1,824,762    1,231,933      805,047

      PROFUND VP EUROPE 30
           AUV at Beginning of Period                    $6.05        $8.27       $10.00 (10)
           AUV at End of Period                          $8.28        $6.05        $8.27
           Number of Accumulation Units
              Outstanding at End of Period             648,934      257,910        8,429

      PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                   $10.00 (17)
           AUV at End of Period                          $9.37
           Number of Accumulation Units
              Outstanding at End of Period              98,866

                                                        1998         1997         1996         1995
                                                  ---------------------------------------------------
      LIBERTY ASSET ALLOCATION FUND VAR.
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      LIBERTY EQUITY FUND VAR.
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      LIBERTY FEDERAL SECURITIES FUND VAR.
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      LIBERTY SMALL CO. GROWTH FUND VAR.
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      JENNISON PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                  $10.00 (6)
           AUV at End of Period                        $10.08
           Number of Accumulation Units
              Outstanding at End of Period          1,630,971

      PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                  $10.00 (6)
           AUV at End of Period                        $11.11
           Number of Accumulation Units
              Outstanding at End of Period          1,527,698

      PIONEER FUND VCT
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      PIONEER MID CAP VALUE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      PROFUND VP BULL
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      PROFUND VP EUROPE 30
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

DVA Plus - 131792#
                                      A17

                                                         2003         2002         2001         2000         1999
                                                  -----------------------------------------------------------------
      PROFUND VP SMALL CAP
           AUV at Beginning of Period                    $7.21        $9.43       $10.00 (10)
           AUV at End of Period                         $10.15        $7.21        $9.43
           Number of Accumulation Units
              Outstanding at End of Period           2,307,338    1,755,934    1,134,989

      SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period                    $4.12        $5.41        $8.56       $10.00 (9)
           AUV at End of Period                          $5.65        $4.12        $5.41        $8.56
           Number of Accumulation Units
              Outstanding at End of Period           1,723,767      535,933      294,591       65,551

                                                     1998         1997         1996         1995
                                                 -------------------------------------------------
      PROFUND VP SMALL CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      FOOTNOTES
       (1)  Fund First Available during October 1995           (13)  Fund First Available during April 2003
       (2)  Fund First Available during January 1996           (14)  Fund First Available during June 2003
       (3)  Fund First Available during September 1996         (15)  Fund First Available during August 2003
       (4)  Fund First Available during February 1997          (16)  Fund First Available during September 2003
       (5)  Fund First Available during October 1997           (17)  Fund First Available during October 2003
       (6)  Fund First Available during May 1998               (18)  Fund First Available during November 2003
       (7)  Fund First Available during February 2000          (19)  Fund First Available during December 2003
       (8)  Fund First Available during May 2000
       (9)  Fund First Available during October 2000
      (10)  Fund First Available during May 2001
      (11)  Fund First Available during November 2001
      (12)  Fund First Available during May 2002

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45 %

      AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period                    $7.34       $10.99       $10.00 (5)
           AUV at End of Period                          $9.93        $7.34       $10.99
           Number of Accumulation Units
              Outstanding at End of Period           1,009,538      226,140       23,503

      COLONIAL SMALL CAP VALUE FUND
           AUV at Beginning of Period                   $10.00 (15)
           AUV at End of Period                         $13.85
           Number of Accumulation Units
              Outstanding at End of Period             504,034

      FIDELITY VIP EQUITY-INCOME
           AUV at Beginning of Period                    $7.83        $9.59       $10.00 (7)
           AUV at End of Period                         $10.03        $7.83        $9.59
           Number of Accumulation Units
              Outstanding at End of Period           2,445,416      321,872

      FIDELITY VIP GROWTH
           AUV at Beginning of Period                    $6.37        $9.27       $10.00 (7)
           AUV at End of Period                          $8.32        $6.37        $9.27
           Number of Accumulation Units
              Outstanding at End of Period           3,789,443      534,403

      ING AIM MID CAP GROWTH
           AUV at Beginning of Period                    $9.86       $14.64       $18.85        $21.70 (1)
           AUV at End of Period                         $14.01        $9.86       $14.64        $18.85
           Number of Accumulation Units
              Outstanding at End of Period           2,190,339    1,870,966    2,160,544     1,797,957

      ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                   $10.06       $14.59       $17.17        $20.13 (1)
           AUV at End of Period                         $16.56       $10.06       $14.59        $17.17
           Number of Accumulation Units
              Outstanding at End of Period           2,956,816    1,918,853    1,780,512     1,239,023

      ING AMERICAN FUNDS GROWTH
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $10.77
           Number of Accumulation Units
              Outstanding at End of Period           1,864,132

DVA Plus - 131792#
                                      A18

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      ING AMERICAN FUNDS GROWTH-INCOME.
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $10.99
           Number of Accumulation Units
              Outstanding at End of Period           1,348,350

      ING AMERICAN FUNDS INTERNATIONAL                         (13)
           AUV at Beginning of Period                   $10.00
           AUV at End of Period                         $11.62
           Number of Accumulation Units
              Outstanding at End of Period             641,852

      ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                    $7.52       $10.01       $10.54        $10.00 (1)
           AUV at End of Period                         $10.13        $7.52       $10.01        $10.54
           Number of Accumulation Units
              Outstanding at End of Period           9,374,553    6,465,467    4,561,875     1,537,946

      ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                   $13.71       $17.43       $20.08        $22.29 (1)
           AUV at End of Period                         $18.42       $13.71       $17.43        $20.08
           Number of Accumulation Units
              Outstanding at End of Period           2,876,283    2,246,289    1,775,926       965,140

      ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                   $13.09       $17.82       $18.35        $23.69 (1)
           AUV at End of Period                         $18.11       $13.09       $17.82        $18.35
           Number of Accumulation Units
              Outstanding at End of Period           3,883,332    2,986,430    2,714,045     1,586,595

      ING DEVELOPING WORLD
           AUV at Beginning of Period                    $6.22        $7.07        $7.57        $11.66 (1)
           AUV at End of Period                          $8.99        $6.22        $7.07         $7.57
           Number of Accumulation Units
              Outstanding at End of Period           1,925,674    1,365,017    1,495,431       760,058

      ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                   $14.92       $18.25       $19.38        $17.48 (1)
           AUV at End of Period                         $18.41       $14.92       $18.25        $19.38
           Number of Accumulation Units
              Outstanding at End of Period           1,303,905    1,201,589      833,753       472,034

      ING FMR(SM) DIVERSIFIED MID-CAP
           AUV at Beginning of Period                    $7.22        $9.09        $9.88        $10.00 (3)
           AUV at End of Period                          $9.50        $7.22        $9.09         $9.88
           Number of Accumulation Units
              Outstanding at End of Period           2,850,229    1,947,601      959,092       131,431

      ING GET FUND - SERIES V
           AUV at Beginning of Period                   $10.00       $10.00 (11)
           AUV at End of Period                          $9.73       $10.00
           Number of Accumulation Units
              Outstanding at End of Period           9,202,842           --

      ING GET U.S. CORE PORTFOLIO - SERIES 1
           AUV at Beginning of Period                   $10.00       $10.00 (11)
           AUV at End of Period                         $10.25       $10.00
           Number of Accumulation Units
              Outstanding at End of Period           6,174,490           --

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                    $4.64        $7.61       $10.00 (4)
           AUV at End of Period                          $6.45        $4.64        $7.61
           Number of Accumulation Units
              Outstanding at End of Period           1,534,119      519,244       89,535

      ING HARD ASSETS
           AUV at Beginning of Period                   $13.94       $14.03       $16.20        $16.12 (1)
           AUV at End of Period                         $20.91       $13.94       $14.03        $16.20
           Number of Accumulation Units
              Outstanding at End of Period             826,628      436,185      144,214        57,353

DVA Plus - 131792#
                                      A19

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                    $7.19        $8.70       $11.43        $15.02 (6)
           AUV at End of Period                          $9.15        $7.19        $8.70        $11.43
           Number of Accumulation Units
              Outstanding at End of Period           2,278,889    1,834,152    1,624,384     1,257,278

      ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                    $7.04        $8.87        $9.94        $10.00 (3)
           AUV at End of Period                          $8.50        $7.04        $8.87         $9.94
           Number of Accumulation Units
              Outstanding at End of Period           4,499,898    2,831,575    1,698,201       170,460

      ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                    $6.07        $8.32        $8.89        $10.00 (3)
           AUV at End of Period                          $9.00        $6.07        $8.32         $8.89
           Number of Accumulation Units
              Outstanding at End of Period             934,004      610,059      538,057        76,347

      ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                   $14.96       $21.46       $25.03        $29.44 (1)
           AUV at End of Period                         $19.33       $14.96       $21.46        $25.03
           Number of Accumulation Units
              Outstanding at End of Period           1,900,374    1,951,375    1,862,499     1,210,622

      ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $11.87
           Number of Accumulation Units
              Outstanding at End of Period              77,955

      ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period                    $7.84       $10.00 (7)
           AUV at End of Period                         $10.37        $7.84
           Number of Accumulation Units
              Outstanding at End of Period           1,251,726      209,858

      ING JULIUS BAER FOREIGN PORTFOLIO
           AUV at Beginning of Period                    $8.22       $10.00 (7)
           AUV at End of Period                         $10.63        $8.22
           Number of Accumulation Units
              Outstanding at End of Period             502,551      106,211

      ING LIMITED MATURITY BOND
           AUV at Beginning of Period                   $19.95       $18.88       $17.60        $16.56 (1)
           AUV at End of Period                         $20.22       $19.95       $18.88        $17.60
           Number of Accumulation Units
              Outstanding at End of Period           4,019,585    3,840,533    2,416,706       849,473

      ING LIQUID ASSETS
           AUV at Beginning of Period                   $15.66       $15.67       $15.31        $14.70 (1)
           AUV at End of Period                         $15.55       $15.66       $15.67        $15.31
           Number of Accumulation Units
              Outstanding at End of Period           9,522,307   10,877,063   12,017,917     7,270,477

      ING MARSICO GROWTH
           AUV at Beginning of Period                   $10.48       $15.10       $21.96        $29.12 (1)
           AUV at End of Period                         $13.71       $10.48       $15.10        $21.96
           Number of Accumulation Units
              Outstanding at End of Period           6,824,703    5,599,657    6,476,226     4,730,311

      ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                    $8.37       $10.00 (7)
           AUV at End of Period                         $10.82        $8.37
           Number of Accumulation Units
              Outstanding at End of Period             392,802       91,571

DVA Plus - 131792#
                                      A20

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                    $7.97       $10.00 (7)
           AUV at End of Period                          $9.97        $7.97
           Number of Accumulation Units
              Outstanding at End of Period             237,787       27,664

      ING MFS MID CAP GROWTH
           AUV at Beginning of Period                   $16.01       $31.73       $42.16        $38.56 (1)
           AUV at End of Period                         $21.95       $16.01       $31.73        $42.16
           Number of Accumulation Units
              Outstanding at End of Period           3,776,334    3,084,372    3,144,090     1,992,588

      ING MFS RESEARCH
           AUV at Beginning of Period                   $15.07       $20.35       $26.30        $26.94 (1)
           AUV at End of Period                         $18.50       $15.07       $20.35        $26.30
           Number of Accumulation Units
              Outstanding at End of Period           2,836,831    2,475,752    2,427,133     1,500,906

      ING MFS TOTAL RETURN
           AUV at Beginning of Period                   $19.15       $20.47       $20.68        $17.46 (1)
           AUV at End of Period                         $22.03       $19.15       $20.47        $20.68
           Number of Accumulation Units
              Outstanding at End of Period           6,645,212    4,962,123    3,612,214     1,350,560

      ING PIMCO CORE BOND
           AUV at Beginning of Period                   $12.65       $11.81       $11.70        $11.44 (1)
           AUV at End of Period                         $13.06       $12.65       $11.81        $11.70
           Number of Accumulation Units
              Outstanding at End of Period           6,415,052    4,516,490    1,400,922       381,139

      ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $10.81
           Number of Accumulation Units
              Outstanding at End of Period             192,028

      ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                    $8.54       $11.64       $11.59        $10.00 (1)
           AUV at End of Period                         $11.68        $8.54       $11.64        $11.59
           Number of Accumulation Units
              Outstanding at End of Period           5,835,012    4,205,151    3,977,598     1,200,520

      ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                    $8.06       $10.62       $11.26        $10.00 (1)
           AUV at End of Period                         $10.42        $8.06       $10.62        $11.26
           Number of Accumulation Units
              Outstanding at End of Period           2,060,651    1,674,081    1,224,296       313,828

      ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                   $27.72       $27.99       $25.84        $20.89 (1)
           AUV at End of Period                         $34.21       $27.72       $27.99        $25.84
           Number of Accumulation Units
              Outstanding at End of Period           5,743,181    4,380,117    2,279,908       507,008

      ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                   $20.28       $23.71       $23.74        $20.18 (1)
           AUV at End of Period                         $25.02       $20.28       $23.71        $23.74
           Number of Accumulation Units
              Outstanding at End of Period           3,297,900    2,137,260    1,599,946       470,889

      ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                    $7.82       $10.00 (7)
           AUV at End of Period                          $9.53        $7.82
           Number of Accumulation Units
              Outstanding at End of Period             566,448      115,969

      ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                    $8.84       $10.00 (7)
           AUV at End of Period                         $11.00        $8.84
           Number of Accumulation Units
              Outstanding at End of Period             885,643      255,324

DVA Plus - 131792#
                                      A21

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                   $18.08       $21.53       $24.81        $25.53 (1)
           AUV at End of Period                         $22.79       $18.08       $21.53        $24.81
           Number of Accumulation Units
              Outstanding at End of Period           2,615,475    1,951,607    1,737,220     1,073,372

      ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                   $27.82       $28.18       $26.44        $20.64 (1)
           AUV at End of Period                         $37.77       $27.82       $28.18        $26.44
           Number of Accumulation Units
              Outstanding at End of Period           1,439,332      947,489      414,152       211,380

      ING VP BOND PORTFOLIO
           AUV at Beginning of Period                   $10.64       $10.00 (7)
           AUV at End of Period                         $11.12       $10.64
           Number of Accumulation Units
              Outstanding at End of Period             897,486      665,314

      ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                    $5.26        $7.79       $10.00 (4)
           AUV at End of Period                          $6.86        $5.26        $7.79
           Number of Accumulation Units
              Outstanding at End of Period             696,848      297,927       83,427

      ING VP INDEX PLUS LARGECAP PORTFOLIO
           AUV at Beginning of Period                   $10.00 (12)
           AUV at End of Period                          $8.97
           Number of Accumulation Units
              Outstanding at End of Period           1,239,109

      ING VP INDEX PLUS MIDCAP PORTFOLIO
           AUV at Beginning of Period                   $10.00 (15)
           AUV at End of Period                         $11.13
           Number of Accumulation Units
              Outstanding at End of Period             317,218

      ING VP INDEX PLUS SMALLCAP PORTFOLIO
           AUV at Beginning of Period                   $10.00 (15)
           AUV at End of Period                         $11.53
           Number of Accumulation Units
              Outstanding at End of Period             255,326

      ING VP MAGNACAP
           AUV at Beginning of Period                    $7.10        $9.35       $10.00 (4)
           AUV at End of Period                          $9.14        $7.10        $9.35
           Number of Accumulation Units

              Outstanding at End of Period             647,836      307,643       91,138

      ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                    $4.62        $8.33       $10.00 (4)
           AUV at End of Period                          $6.30        $4.62        $8.33
           Number of Accumulation Units
              Outstanding at End of Period           2,408,687    1,042,746      268,186

      ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                    $5.20        $7.02        $8.75        $10.00 (2)
           AUV at End of Period                          $6.62        $5.20        $7.02         $8.75
           Number of Accumulation Units
              Outstanding at End of Period           1,303,851      859,281      479,640       169,871

      INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                    $7.65       $10.27       $10.00 (5)
           AUV at End of Period                          $9.63        $7.65       $10.27
           Number of Accumulation Units
              Outstanding at End of Period           1,881,172      481,392       38,465

      INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                    $8.44       $10.00 (7)
           AUV at End of Period                         $10.70        $8.44
           Number of Accumulation Units
              Outstanding at End of Period             567,796      132,019

DVA Plus - 131792#
                                      A22

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      INVESCO VIF-FINANCIAL SERVICES
           AUV at Beginning of Period                    $7.85        $9.36       $10.00 (5)
           AUV at End of Period                         $10.03        $7.85        $9.36
           Number of Accumulation Units
              Outstanding at End of Period           1,345,964      491,869       37,443

      INVESCO VIF-UTILITIES
           AUV at Beginning of Period                    $6.37        $8.11       $10.00 (5)
           AUV at End of Period                          $7.37        $6.37        $8.11
           Number of Accumulation Units
              Outstanding at End of Period             588,433      152,798        8,161

      JENNISON PORTFOLIO
           AUV at Beginning of Period                    $4.27        $6.29        $7.84        $10.00 (2)
           AUV at End of Period                          $5.45        $4.27        $6.29         $7.84
           Number of Accumulation Units
              Outstanding at End of Period           1,748,111    1,366,874    1,272,891       242,694

      LIBERTY ASSET ALLOCATION FUND VAR.
           AUV at Beginning of Period                   $10.00 (10)
           AUV at End of Period                         $11.99
           Number of Accumulation Units
              Outstanding at End of Period              24,316

      LIBERTY EQUITY FUND VARIABLE
           AUV at Beginning of Period                    $6.56
           AUV at End of Period                          $8.02
           Number of Accumulation Units
              Outstanding at End of Period              44,064

      LIBERTY FEDERAL SECURITIES FUND VAR.
           AUV at Beginning of Period                   $10.00 (10)
           AUV at End of Period                         $10.09
           Number of Accumulation Units
              Outstanding at End of Period               3,090

      LIBERTY SMALL COMPANY FUND VAR.
           AUV at Beginning of Period                   $10.00 (10)
           AUV at End of Period                         $14.98
           Number of Accumulation Units
              Outstanding at End of Period               1,018

      PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                    $9.82       $10.08       $10.00        $10.16 (1)
           AUV at End of Period                         $11.89        $9.82       $10.08        $10.00
           Number of Accumulation Units
              Outstanding at End of Period           7,368,292    3,925,319    2,641,283       908,512

      PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                    $8.03       $10.21       $11.70        $12.52 (1)
           AUV at End of Period                         $10.32        $8.03       $10.21        $11.70
           Number of Accumulation Units
              Outstanding at End of Period           1,818,112    2,241,996    2,222,192     1,178,840

      PIONEER FUND VCT
           AUV at Beginning of Period                    $7.47        $9.38       $10.00 (5)
           AUV at End of Period                          $9.08        $7.47        $9.38
           Number of Accumulation Units
              Outstanding at End of Period             884,740      295,688        5,663

      PIONEER MID CAP VALUE
           AUV at Beginning of Period                    $9.36       $10.71       $10.00 (5)
           AUV at End of Period                         $12.64        $9.36       $10.71
           Number of Accumulation Units
              Outstanding at End of Period           2,350,778      728,410       98,183

DVA Plus - 131792#
                                      A23

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      PROFUND VP BULL
           AUV at Beginning of Period                    $6.66        $8.89       $10.00 (4)
           AUV at End of Period                          $8.25        $6.66        $8.89
           Number of Accumulation Units
              Outstanding at End of Period           3,673,934    1,271,888      267,236

      PROFUND VP EUROPE 30
           AUV at Beginning of Period                    $6.05        $8.26       $10.00 (4)
           AUV at End of Period                          $8.27        $6.05        $8.26
           Number of Accumulation Units
              Outstanding at End of Period             786,491    1,365,500      568,994

      PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                   $10.00 (14)
           AUV at End of Period                          $9.36
           Number of Accumulation Units
              Outstanding at End of Period             214,510

      PROFUND VP SMALL CAP
           AUV at Beginning of Period                    $7.21        $9.43       $10.00 (4)
           AUV at End of Period                         $10.14        $7.21        $9.43
           Number of Accumulation Units
              Outstanding at End of Period           3,015,456    1,133,339      403,215

      SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period                    $4.11        $5.41        $8.56        $10.00 (3)
           AUV at End of Period                          $5.64        $4.11        $5.41         $8.56
           Number of Accumulation Units
              Outstanding at End of Period           2,035,467      519,700      385,101        44,024

      FOOTNOTES
      (1)  Fund First Available during October 1993               (10)  Fund First Available during April 2003
      (2)  Fund First Available during January 1995               (11)  Fund First Available during June 2003
      (3)  Fund First Available during October 1995               (12)  Fund First Available during August 2003
      (4)  Fund First Available during January 1996               (13)  Fund First Available during September 2003
      (5)  Fund First Available during September 1996             (14)  Fund First Available during October 2003
      (6)  Fund First Available during February 1997              (15)  Fund First Available during November 2003
      (7)  Fund First Available during May 1998                   (16)  Fund First Available during December 2003
      (8)  Fund First Available during October 2000
      (9)  Fund First Available during May 2001

                                                         2003         2002         2001         2000         1999
                                                  -----------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55 %

      AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period                    $7.33       $10.99       $10.00 (11)
           AUV at End of Period                          $9.91        $7.33       $10.99
           Number of Accumulation Units
              Outstanding at End of Period             178,911       43,074       77,645

      COLONIAL SMALL CAP VALUE FUND
           AUV at Beginning of Period                   $10.00 (20)
           AUV at End of Period                         $13.84
           Number of Accumulation Units
              Outstanding at End of Period              82,669

      FIDELITY VIP EQUITY-INCOME
           AUV at Beginning of Period                    $7.82        $9.58       $10.00 (12)
           AUV at End of Period                         $10.01        $7.82        $9.58
           Number of Accumulation Units
              Outstanding at End of Period             591,447      185,665

      FIDELITY VIP GROWTH
           AUV at Beginning of Period                    $6.36        $9.27       $10.00 (12)
           AUV at End of Period                          $8.30        $6.36        $9.27
           Number of Accumulation Units
              Outstanding at End of Period             502,112      219,815

                                                        1998         1997         1996         1995
                                                  ---------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55 %

      AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      COLONIAL SMALL CAP VALUE FUND
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      FIDELITY VIP EQUITY-INCOME
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      FIDELITY VIP GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

DVA Plus - 131792#
                                      A24

                                                         2003         2002         2001         2000         1999
                                                  ------------------------------------------------------------------
      ING AIM MID CAP GROWTH
           AUV at Beginning of Period                    $9.80       $14.57       $18.78       $21.78       $14.16
           AUV at End of Period                         $13.91        $9.80       $14.57       $18.78       $21.78
           Number of Accumulation Units
              Outstanding at End of Period           1,824,861    1,999,023    2,640,192    3,565,531    2,655,079

      ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                    $9.99       $14.51       $17.09       $20.94       $16.94
           AUV at End of Period                         $16.43        $9.99       $14.51       $17.09       $20.94
           Number of Accumulation Units
              Outstanding at End of Period           4,192,754    4,478,810    5,716,524    6,622,519    6,210,698

      ING AMERICAN FUNDS GROWTH PORTFOLIO
           AUV at Beginning of Period                   $10.00 (18)
           AUV at End of Period                         $10.77
           Number of Accumulation Units
              Outstanding at End of Period             388,436

      ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period                   $10.00 (18)
           AUV at End of Period                         $10.98
           Number of Accumulation Units
              Outstanding at End of Period             397,600

      ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period                   $10.00 (18)
           AUV at End of Period                         $11.61
           Number of Accumulation Units
              Outstanding at End of Period             137,440

      ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                    $7.50        $9.99       $10.53       $10.00 (7)
           AUV at End of Period                         $10.09        $7.50        $9.99       $10.53
           Number of Accumulation Units
              Outstanding at End of Period           2,408,098    2,128,387    1,783,085      770,213

      ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                   $13.59       $17.30       $19.94       $23.71       $14.75
           AUV at End of Period                         $18.24       $13.59       $17.30       $19.94       $23.71
           Number of Accumulation Units
              Outstanding at End of Period           2,499,768    2,796,359    3,208,566    3,496,637    3,306,922

      ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                   $13.00       $17.71       $18.26       $22.68       $15.30
           AUV at End of Period                         $17.97       $13.00       $17.71       $18.26       $22.68
           Number of Accumulation Units
              Outstanding at End of Period           3,768,841    4,048,976    4,908,965    5,436,275    4,514,345

      ING DEVELOPING WORLD
           AUV at Beginning of Period                    $6.19        $7.04        $7.55       $11.58        $7.27
           AUV at End of Period                          $8.93        $6.19        $7.04        $7.55       $11.58
           Number of Accumulation Units
              Outstanding at End of Period           1,347,745    1,372,717    1,610,890      991,863      926,115

      ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                   $14.82       $18.15       $19.29       $18.01       $18.20
           AUV at End of Period                         $18.27       $14.82       $18.15       $19.29       $18.01
           Number of Accumulation Units
              Outstanding at End of Period           1,905,659    2,133,007    2,428,124    2,589,777    2,709,066

      ING FMR(SM) DIVERSIFIED MID-CAP
           AUV at Beginning of Period                    $7.21        $9.08        $9.87       $10.00 (9)
           AUV at End of Period                          $9.47        $7.21        $9.08        $9.87
           Number of Accumulation Units
              Outstanding at End of Period             492,657      504,098      261,790      185,852

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                    $4.64        $7.61       $10.00 (10)
           AUV at End of Period                          $6.44        $4.64        $7.61
           Number of Accumulation Units
              Outstanding at End of Period             228,338      109,776       36,477

      ING HARD ASSETS
           AUV at Beginning of Period                   $13.76       $13.87       $16.03       $17.09       $14.07
           AUV at End of Period                         $20.62       $13.76       $13.87       $16.03       $17.09
           Number of Accumulation Units
              Outstanding at End of Period             549,898      561,649      458,820      598,435      696,930

                                                        1998         1997         1996         1995
                                                  ---------------------------------------------------
      ING AIM MID CAP GROWTH
           AUV at Beginning of Period                  $14.26       $11.76       $10.01       $10.00 (1)
           AUV at End of Period                        $14.16       $14.26       $11.76       $10.01
           Number of Accumulation Units
              Outstanding at End of Period          1,731,615    1,361,070      968,694      152,633

      ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                  $15.36       $12.47       $10.00 (3)
           AUV at End of Period                        $16.94       $15.36       $12.47
           Number of Accumulation Units
              Outstanding at End of Period          3,474,460    1,288,333      173,758

      ING AMERICAN FUNDS GROWTH PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                  $11.58       $10.49        $9.49        $9.24 (1)
           AUV at End of Period                        $14.75       $11.58       $10.49        $9.49
           Number of Accumulation Units
              Outstanding at End of Period          3,354,682    2,721,529    1,375,023

      ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                  $12.84       $11.82       $10.00       $10.00 (2)
           AUV at End of Period                        $15.30       $12.84       $11.82       $10.00
           Number of Accumulation Units
              Outstanding at End of Period          3,086,639    2,049,765    1,316,663           --

      ING DEVELOPING WORLD
           AUV at Beginning of Period                  $10.00 (6)
           AUV at End of Period                         $7.27
           Number of Accumulation Units
              Outstanding at End of Period             82,414

      ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                  $18.20       $14.53       $13.34       $12.40 (1)
           AUV at End of Period                        $18.20       $18.20       $14.53       $13.34
           Number of Accumulation Units
              Outstanding at End of Period          2,736,311    1,793,172    1,052,064      179,453

      ING FMR(SM) DIVERSIFIED MID-CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING HARD ASSETS
           AUV at Beginning of Period                  $20.29       $19.42       $14.80       $14.57 (1)
           AUV at End of Period                        $14.07       $20.29       $19.42       $14.80
           Number of Accumulation Units
              Outstanding at End of Period            609,087      637,191      341,711       26,605

DVA Plus - 131792#
                                      A25

                                                         2003         2002         2001         2000         1999
                                                  ------------------------------------------------------------------
      ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                    $7.14        $8.65       $11.37       $15.59       $10.32
           AUV at End of Period                          $9.08        $7.14        $8.65       $11.37       $15.59
           Number of Accumulation Units
              Outstanding at End of Period           1,583,400    1,745,092    2,043,470    2,474,741    1,959,321

      ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                    $7.03        $8.86        $9.94       $10.00 (9)
           AUV at End of Period                          $8.48        $7.03        $8.86        $9.94
           Number of Accumulation Units
              Outstanding at End of Period             754,836      719,851      470,484       88,531

      ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                    $6.06        $8.31        $8.89       $10.00 (9)
           AUV at End of Period                          $8.97        $6.06        $8.31        $8.89
           Number of Accumulation Units
              Outstanding at End of Period             240,606      162,394      158,129       85,716

      ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                   $14.82       $21.28       $24.85       $29.77       $24.26
           AUV at End of Period                         $19.13       $14.82       $21.28       $24.85       $29.77
           Number of Accumulation Units
              Outstanding at End of Period           2,572,697    2,915,036    3,688,603    4,174,489    3,839,680

      ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO
           AUV at Beginning of Period                   $10.00 (18)
           AUV at End of Period                         $11.87
           Number of Accumulation Units
              Outstanding at End of Period              11,753

      ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period                    $7.84       $10.00 (12)
           AUV at End of Period                         $10.36        $7.84
           Number of Accumulation Units
              Outstanding at End of Period              99,605       31,084

      ING JULIUS BAER FOREIGN PORTFOLIO
           AUV at Beginning of Period                    $8.22       $10.00 (12)
           AUV at End of Period                         $10.61        $8.22
           Number of Accumulation Units
              Outstanding at End of Period             108,890       33,208

      ING LIMITED MATURITY BOND
           AUV at Beginning of Period                   $19.73       $18.69       $17.45       $16.45       $16.52
           AUV at End of Period                         $19.98       $19.73       $18.69       $17.45       $16.45
           Number of Accumulation Units
              Outstanding at End of Period           2,413,916    3,063,486    2,547,141    1,769,356    1,835,681

      ING LIQUID ASSETS
           AUV at Beginning of Period                   $15.51       $15.54       $15.19       $14.55       $14.11
           AUV at End of Period                         $15.39       $15.51       $15.54       $15.19       $14.55
           Number of Accumulation Units
              Outstanding at End of Period           3,967,468    5,577,967    7,210,822    5,535,947    7,668,618

      ING MARSICO GROWTH
           AUV at Beginning of Period                   $10.41       $15.01       $21.86       $28.46       $16.22
           AUV at End of Period                         $13.60       $10.41       $15.01       $21.86       $28.46
           Number of Accumulation Units
              Outstanding at End of Period           7,363,429    8,151,064   11,192,041   13,563,138   11,168,535

      ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                    $8.36       $10.00 (12)
           AUV at End of Period                         $10.80        $8.36
           Number of Accumulation Units
              Outstanding at End of Period              78,050       69,302

      ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                    $7.97       $10.00 (12)
           AUV at End of Period                          $9.96        $7.97
           Number of Accumulation Units
              Outstanding at End of Period              30,926       18,057

      ING MFS MID CAP GROWTH
           AUV at Beginning of Period                   $15.88       $31.50       $41.89       $39.34       $22.31
           AUV at End of Period                         $21.75       $15.88       $31.50       $41.89       $39.34
           Number of Accumulation Units
              Outstanding at End of Period           3,416,000    3,781,798    4,965,396    5,926,553    3,717,261

                                                        1998         1997         1996         1995
                                                  ---------------------------------------------------
      ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                   $9.95       $10.34       $10.00 (5)
           AUV at End of Period                        $10.32        $9.95       $10.34
           Number of Accumulation Units
              Outstanding at End of Period            680,861       36,098

      ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                  $21.87       $17.22       $14.55       $14.16 (1)
           AUV at End of Period                        $24.26       $21.87       $17.22       $14.55
           Number of Accumulation Units
              Outstanding at End of Period          2,787,732    1,772,316    1,106,359      326,610

      ING JP MORGAN FLEMING INTERNATIONAL PORTFOLI
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING JULIUS BAER FOREIGN PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING LIMITED MATURITY BOND
           AUV at Beginning of Period                  $15.70       $14.95       $14.56       $14.20 (1)
           AUV at End of Period                        $16.52       $15.70       $14.95       $14.56
           Number of Accumulation Units
              Outstanding at End of Period          1,121,401      462,583      349,417      136,553

      ING LIQUID ASSETS
           AUV at Beginning of Period                  $13.65       $13.19       $12.76       $12.63 (1)
           AUV at End of Period                        $14.11       $13.65       $13.19       $12.76
           Number of Accumulation Units
              Outstanding at End of Period          2,964,038    1,132,057      383,231       93,239

      ING MARSICO GROWTH
           AUV at Beginning of Period                  $12.99       $11.40       $10.00 (4)
           AUV at End of Period                        $16.22       $12.99       $11.40
           Number of Accumulation Units
              Outstanding at End of Period          2,452,150      763,169

      ING MERCURY FOCUS VALUE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING MFS MID CAP GROWTH
           AUV at Beginning of Period                  $18.45       $15.66       $13.19       $12.93 (3)
           AUV at End of Period                        $22.31       $18.45       $15.66       $13.19
           Number of Accumulation Units
              Outstanding at End of Period          1,527,665      518,640       56,163

DVA Plus - 131792#
                                      A26

                                                         2003         2002         2001         2000         1999
                                                  ------------------------------------------------------------------
      ING MFS RESEARCH
           AUV at Beginning of Period                   $14.95       $20.21       $26.13       $27.80       $22.73
           AUV at End of Period                         $18.33       $14.95       $20.21       $26.13       $27.80
           Number of Accumulation Units
              Outstanding at End of Period           4,358,136    4,975,285    6,799,019    7,760,199    7,240,462

      ING MFS TOTAL RETURN
           AUV at Beginning of Period                   $18.99       $20.33       $20.55       $17.91       $17.60
           AUV at End of Period                         $21.83       $18.99       $20.33       $20.55       $17.91
           Number of Accumulation Units
              Outstanding at End of Period           5,459,084    5,740,870    6,331,856    6,431,976    6,739,205

      ING PIMCO CORE BOND
           AUV at Beginning of Period                   $12.55       $11.73       $11.63       $11.70       $13.00
           AUV at End of Period                         $12.94       $12.55       $11.73       $11.63       $11.70
           Number of Accumulation Units
              Outstanding at End of Period           1,936,849    2,142,595      813,599      490,810      382,608

      ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period                   $10.00 (18)
           AUV at End of Period                         $10.81
           Number of Accumulation Units
              Outstanding at End of Period              16,860

      ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                    $8.51       $11.62       $11.58       $10.00 (7)
           AUV at End of Period                         $11.64        $8.51       $11.62       $11.58
           Number of Accumulation Units
              Outstanding at End of Period           1,646,965    1,646,987    2,043,716    1,155,496

      ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                    $8.04       $10.60       $11.25       $10.00 (7)
           AUV at End of Period                         $10.38        $8.04       $10.60       $11.25
           Number of Accumulation Units
              Outstanding at End of Period             565,048      590,391      533,884      198,869

      ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                   $27.37       $27.67       $25.57       $21.29       $20.23
           AUV at End of Period                         $33.75       $27.37       $27.67       $25.57       $21.29
           Number of Accumulation Units
              Outstanding at End of Period           3,717,807    4,093,955    3,679,280    3,165,782    3,304,307

      ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                   $20.03       $23.43       $23.49       $21.12       $21.61
           AUV at End of Period                         $24.68       $20.03       $23.43       $23.49       $21.12
           Number of Accumulation Units
              Outstanding at End of Period           2,135,369    2,226,227    2,377,259    2,237,388    2,523,887

      ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                    $7.81       $10.00 (12)
           AUV at End of Period                          $9.51        $7.81
           Number of Accumulation Units
              Outstanding at End of Period             122,975       36,457

      ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                    $8.84       $10.00 (12)
           AUV at End of Period                         $10.98        $8.84
           Number of Accumulation Units
              Outstanding at End of Period             189,266      135,600

      ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                   $17.94       $21.38       $24.67       $25.59       $22.43
           AUV at End of Period                         $22.59       $17.94       $21.38       $24.67       $25.59
           Number of Accumulation Units
              Outstanding at End of Period           6,186,431    6,933,409    8,520,621    9,797,232   10,160,317

      ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                   $27.47       $27.85       $26.16       $20.28       $21.42
           AUV at End of Period                         $37.25       $27.47       $27.85       $26.16       $20.28
           Number of Accumulation Units
              Outstanding at End of Period             740,624      784,789      715,123      738,551      742,364

      ING VP BOND PORTFOLIO
           AUV at Beginning of Period                   $10.63       $10.00 (12)
           AUV at End of Period                         $11.10       $10.63
           Number of Accumulation Units
              Outstanding at End of Period             314,718      290,354

                                                        1998         1997         1996         1995
                                                  ---------------------------------------------------
      ING MFS RESEARCH
           AUV at Beginning of Period                  $18.77       $15.87       $13.07       $12.23 (4)
           AUV at End of Period                        $22.73       $18.77       $15.87       $13.07
           Number of Accumulation Units
              Outstanding at End of Period          3,875,695      816,216

      ING MFS TOTAL RETURN
           AUV at Beginning of Period                  $16.02       $13.46       $12.03       $11.39 (4)
           AUV at End of Period                        $17.60       $16.02       $13.46       $12.03
           Number of Accumulation Units
              Outstanding at End of Period          3,973,034      746,754

      ING PIMCO CORE BOND
           AUV at Beginning of Period                  $11.81       $11.91       $11.53       $11.18 (6)
           AUV at End of Period                        $13.00       $11.81       $11.91       $11.53
           Number of Accumulation Units
              Outstanding at End of Period            119,924          310

      ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                  $19.40       $17.08       $14.91       $14.47 (1)
           AUV at End of Period                        $20.23       $19.40       $17.08       $14.91
           Number of Accumulation Units
              Outstanding at End of Period          2,780,652    1,766,390      952,517      184,364

      ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                  $20.28       $17.54       $16.38       $15.78 (1)
           AUV at End of Period                        $21.61       $20.28       $17.54       $16.38
           Number of Accumulation Units
              Outstanding at End of Period          1,980,778    1,485,966    1,117,238      370,515

      ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                  $19.96       $15.62       $13.15       $12.09 (1)
           AUV at End of Period                        $22.43       $19.96       $15.62       $13.15
           Number of Accumulation Units
              Outstanding at End of Period          7,386,288    3,706,709    1,663,079      300,820

      ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                  $25.14       $20.79       $15.61       $14.76 (1)
           AUV at End of Period                        $21.42       $25.14       $20.79       $15.61
           Number of Accumulation Units
              Outstanding at End of Period            914,501      897,320      384,928       61,143

      ING VP BOND PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

DVA Plus - 131792#
                                      A27

                                                         2003         2002         2001         2000         1999
                                                  -----------------------------------------------------------------
      ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                    $5.25        $7.78       $10.00 (10)
           AUV at End of Period                          $6.84        $5.25        $7.78
           Number of Accumulation Units
              Outstanding at End of Period             119,046      134,512       19,161

      ING VP INDEX PLUS LARGECAP PORTFOLIO
           AUV at Beginning of Period                   $10.00 (17)
           AUV at End of Period                          $8.94
           Number of Accumulation Units
              Outstanding at End of Period              65,973

      ING VP MAGNACAP
           AUV at Beginning of Period                    $7.08        $9.34       $10.00 (10)
           AUV at End of Period                          $9.11        $7.08        $9.34
           Number of Accumulation Units
              Outstanding at End of Period              47,646       20,062        7,517

      ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                    $4.61        $8.32       $10.00 (10)
           AUV at End of Period                          $6.28        $4.61        $8.32
           Number of Accumulation Units
              Outstanding at End of Period             269,277      139,362       61,322

      ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                    $5.19        $7.01        $8.75       $10.00 (8)
           AUV at End of Period                          $6.59        $5.19        $7.01        $8.75
           Number of Accumulation Units
              Outstanding at End of Period             116,479      142,058      112,981       21,575

      INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                    $7.63       $10.26       $10.00 (11)
           AUV at End of Period                          $9.60        $7.63       $10.26
           Number of Accumulation Units
              Outstanding at End of Period             180,195      166,543      110,902

      INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                    $8.43       $10.00 (12)
           AUV at End of Period                         $10.68        $8.43
           Number of Accumulation Units
              Outstanding at End of Period              57,779       28,020

      INVESCO VIF-FINANCIAL SERVICES
           AUV at Beginning of Period                    $7.84        $9.36       $10.00 (11)
           AUV at End of Period                         $10.00        $7.84        $9.36
           Number of Accumulation Units
              Outstanding at End of Period             160,101      117,512       23,862

      INVESCO VIF-UTILITIES
           AUV at Beginning of Period                    $6.36        $8.10       $10.00 (11)
           AUV at End of Period                          $7.35        $6.36        $8.10
           Number of Accumulation Units
              Outstanding at End of Period              91,472       86,525       18,795

      JENNISON PORTFOLIO
           AUV at Beginning of Period                    $4.26        $6.28        $7.84       $10.00 (11)
           AUV at End of Period                          $5.43        $4.26        $6.28        $7.84
           Number of Accumulation Units
              Outstanding at End of Period             309,725      322,011      417,346       64,129

      LIBERTY ASSET ALLOCATION FUND VAR.
           AUV at Beginning of Period                   $10.00 (15)
           AUV at End of Period                         $11.98
           Number of Accumulation Units
              Outstanding at End of Period               3,319

      LIBERTY EQUITY FUND VAR.
           AUV at Beginning of Period                    $6.54
           AUV at End of Period                          $7.99
           Number of Accumulation Units
              Outstanding at End of Period               8,746

                                                       1998         1997         1996         1995
                                                  --------------------------------------------------
      ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VP INDEX PLUS LARGECAP PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VP MAGNACAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      INVESCO VIF LEISURE FUND
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      INVESCO VIF-FINANCIAL SERVICES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      INVESCO VIF-UTILITIES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      JENNISON PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      LIBERTY ASSET ALLOCATION FUND VAR.
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      LIBERTY EQUITY FUND VAR.
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

DVA Plus - 131792#
                                      A28

                                                         2003         2002         2001         2000         1999
                                                  ------------------------------------------------------------------
      LIBERTY SMALL CO. GROWTH FUND VAR.
           AUV at Beginning of Period                   $10.00 (15)
           AUV at End of Period                         $14.97
           Number of Accumulation Units
              Outstanding at End of Period               1,232

      PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                    $9.77       $10.04        $9.97       $10.21       $10.07
           AUV at End of Period                         $11.82        $9.77       $10.04        $9.97       $10.21
           Number of Accumulation Units
              Outstanding at End of Period           3,503,280    3,053,446    3,198,237    3,158,188    3,194,935

      PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                    $7.99       $10.18       $11.67       $13.10       $11.10
           AUV at End of Period                         $10.26        $7.99       $10.18       $11.67       $13.10
           Number of Accumulation Units
              Outstanding at End of Period           2,681,601    3,392,261    4,054,658    4,659,705    4,371,570

      PIONEER FUND VCT
           AUV at Beginning of Period                    $7.46        $9.38       $10.00 (11)
           AUV at End of Period                          $9.06        $7.46        $9.38
           Number of Accumulation Units
              Outstanding at End of Period             258,851      144,235       14,633

      PIONEER MID CAP VALUE
           AUV at Beginning of Period                    $9.35       $10.71       $10.00 (11)
           AUV at End of Period                         $12.61        $9.35       $10.71
           Number of Accumulation Units
              Outstanding at End of Period             597,101      509,210       27,109

      PROFUND VP BULL
           AUV at Beginning of Period                    $6.65        $8.89       $10.00 (10)
           AUV at End of Period                          $8.22        $6.65        $8.89
           Number of Accumulation Units
              Outstanding at End of Period             354,864      194,395      256,467

      PROFUND VP EUROPE 30
           AUV at Beginning of Period                    $6.04        $8.26       $10.00 (10)
           AUV at End of Period                          $8.24        $6.04        $8.26
           Number of Accumulation Units
              Outstanding at End of Period             147,115      156,757        5,726

      PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                   $10.00 (19)
           AUV at End of Period                          $9.36
           Number of Accumulation Units
              Outstanding at End of Period             137,981

      PROFUND VP SMALL CAP
           AUV at Beginning of Period                    $7.19        $9.42       $10.00 (10)
           AUV at End of Period                         $10.11        $7.19        $9.42
           Number of Accumulation Units
              Outstanding at End of Period             424,034      269,440       67,787

      SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period                    $4.10        $5.40        $8.56       $10.00 (9)
           AUV at End of Period                          $5.62        $4.10        $5.40        $8.56
           Number of Accumulation Units
              Outstanding at End of Period             188,212      120,334      101,972       64,843

                                                        1998         1997         1996         1995
                                                  ---------------------------------------------------
      LIBERTY SMALL CO. GROWTH FUND VAR.
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                  $10.00 (6)
           AUV at End of Period                        $10.07
           Number of Accumulation Units
              Outstanding at End of Period          1,066,219

      PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                  $10.00 (6)
           AUV at End of Period                        $11.10
           Number of Accumulation Units
              Outstanding at End of Period            942,738

      PIONEER FUND VCT
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      PIONEER MID CAP VALUE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      PROFUND VP BULL
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      PROFUND VP EUROPE 30
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      PROFUND VP SMALL CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

        FOOTNOTES
        (1)  Fund First Available during October 1995           (15)  Fund First Available during April 2003
        (2)  Fund First Available during January 1996           (16)  Fund First Available during June 2003
        (3)  Fund First Available during September 1996         (17)  Fund First Available during August 2003
        (4)  Fund First Available during February 1997          (18)  Fund First Available during September 2003
        (5)  Fund First Available during October 1997           (19)  Fund First Available during October 2003
        (6)  Fund First Available during May 1998               (20)  Fund First Available during November 2003
        (7)  Fund First Available during February 2000          (21)  Fund First Available during December 2003
        (8)  Fund First Available during May 2000
        (9)  Fund First Available during October 2000
       (10)  Fund First Available during May 2001
       (11)  Fund First Available during November 2001
       (12)  Fund First Available during May 2002
       (13)  Fund First Available during September 2002
       (14)  Fund First Available during December 2002

DVA Plus - 131792#
                                      A29

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.60 %

      AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period                    $7.32       $10.99       $10.00 (5)
           AUV at End of Period                          $9.90        $7.32       $10.99
           Number of Accumulation Units
              Outstanding at End of Period              74,556       25,792        1,821

      COLONIAL SMALL CAP VALUE FUND
           AUV at Beginning of Period                   $10.00 (15)
           AUV at End of Period                         $13.83
           Number of Accumulation Units
              Outstanding at End of Period              21,739

      FIDELITY VIP EQUITY-INCOME
           AUV at Beginning of Period                    $7.81        $9.58       $10.00 (7)
           AUV at End of Period                          $9.99        $7.81        $9.58
           Number of Accumulation Units
              Outstanding at End of Period             175,077       70,102           --

      FIDELITY VIP GROWTH
           AUV at Beginning of Period                    $6.35        $9.26       $10.00 (7)
           AUV at End of Period                          $8.29        $6.35        $9.26
           Number of Accumulation Units
              Outstanding at End of Period             161,545       69,148           --

      ING AIM MID CAP GROWTH
           AUV at Beginning of Period                    $9.75       $14.50       $18.70        $21.56 (1)
           AUV at End of Period                         $13.83        $9.75       $14.50        $18.70
           Number of Accumulation Units
              Outstanding at End of Period             680,329      748,020    1,052,847     1,149,145

      ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                    $9.96       $14.47       $17.04        $20.01 (1)
           AUV at End of Period                         $16.37        $9.96       $14.47        $17.04
           Number of Accumulation Units
              Outstanding at End of Period             691,122      749,731      826,424       740,611

      ING AMERICAN FUNDS GROWTH PORTFOLIO
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $10.76
           Number of Accumulation Units
              Outstanding at End of Period             141,174

      ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $10.98
           Number of Accumulation Units
              Outstanding at End of Period             179,926

      ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $11.61
           Number of Accumulation Units
              Outstanding at End of Period              74,169

      ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                    $7.48        $9.98       $10.53        $10.00 (1)
           AUV at End of Period                         $10.07        $7.48        $9.98        $10.53
           Number of Accumulation Units
              Outstanding at End of Period           1,352,701    1,328,530    1,370,681       942,003

      ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                   $13.50       $17.19       $19.83        $22.04 (1)
           AUV at End of Period                         $18.11       $13.50       $17.19        $19.83
           Number of Accumulation Units
              Outstanding at End of Period             583,925      629,168      726,954       648,150

DVA Plus - 131792#
                                      A30

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                   $12.95       $17.66       $18.21        $23.54 (1)
           AUV at End of Period                         $17.89       $12.95       $17.66        $18.21
           Number of Accumulation Units
              Outstanding at End of Period             933,034    1,000,667    1,205,577     1,058,396

      ING DEVELOPING WORLD
           AUV at Beginning of Period                    $6.17        $7.02        $7.54        $11.63 (1)
           AUV at End of Period                          $8.91        $6.17        $7.02         $7.54
           Number of Accumulation Units
              Outstanding at End of Period             459,146      474,428      673,091       609,636

      ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                   $14.74       $18.06       $19.20        $17.35 (1)
           AUV at End of Period                         $18.16       $14.74       $18.06        $19.20
           Number of Accumulation Units
              Outstanding at End of Period             266,586      259,141      252,946       143,195

      ING FMR(SM) DIVERSIFIED MID-CAP
           AUV at Beginning of Period                    $7.20        $9.07        $9.87        $10.00 (3)
           AUV at End of Period                          $9.45        $7.20        $9.07         $9.87
           Number of Accumulation Units
              Outstanding at End of Period             241,130      239,616      264,852        80,992

      ING GET FUND - SERIES T
           AUV at Beginning of Period                   $10.07       $10.00 (8)
           AUV at End of Period                         $10.44       $10.07
           Number of Accumulation Units
              Outstanding at End of Period           1,117,865    1,558,992

      ING GET FUND - SERIES U
           AUV at Beginning of Period                   $10.00       $10.00 (9)
           AUV at End of Period                         $10.53       $10.00
           Number of Accumulation Units
              Outstanding at End of Period           1,896,117           --

      ING GET FUND - SERIES V
           AUV at Beginning of Period                   $10.00 (11)
           AUV at End of Period                          $9.72
           Number of Accumulation Units
              Outstanding at End of Period           2,946,385

      ING GET U.S. CORE PORTFOLIO - SERIES 1                   (11)
           AUV at Beginning of Period                   $10.00
           AUV at End of Period                         $10.24
           Number of Accumulation Units
              Outstanding at End of Period           2,023,884

      ING GET U.S. CORE PORTFOLIO - SERIES 2
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $10.03
           Number of Accumulation Units
              Outstanding at End of Period           1,906,764

      ING GET U.S. CORE PORTFOLIO - SERIES 3
           AUV at Beginning of Period                   $10.00 (16)
           AUV at End of Period                         $10.00
           Number of Accumulation Units
              Outstanding at End of Period              99,989

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                    $4.63        $7.61       $10.00 (4)
           AUV at End of Period                          $6.43        $4.63        $7.61
           Number of Accumulation Units
              Outstanding at End of Period              96,372       18,673       12,070

      ING HARD ASSETS
           AUV at Beginning of Period                   $13.64       $13.76       $15.91        $15.85 (1)
           AUV at End of Period                         $20.44       $13.64       $13.76        $15.91
           Number of Accumulation Units
              Outstanding at End of Period             101,132       62,770       22,850        17,608

DVA Plus - 131792#
                                      A31

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                    $7.11        $8.62       $11.34        $14.93 (6)
           AUV at End of Period                          $9.04        $7.11        $8.62        $11.34
           Number of Accumulation Units
              Outstanding at End of Period             588,683      700,469      812,676       804,897

      ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                    $7.02        $8.85        $9.94        $10.00 (3)
           AUV at End of Period                          $8.46        $7.02        $8.85         $9.94
           Number of Accumulation Units
              Outstanding at End of Period             328,257      315,171      295,864       128,409

      ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                    $6.05        $8.30        $8.88        $10.00 (3)
           AUV at End of Period                          $8.95        $6.05        $8.30         $8.88
           Number of Accumulation Units
              Outstanding at End of Period             169,752      123,276      132,268        66,473

      ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                   $14.72       $21.15       $24.70        $29.09 (1)
           AUV at End of Period                         $18.99       $14.72       $21.15        $24.70
           Number of Accumulation Units
              Outstanding at End of Period             633,989      692,997      938,385       847,242

      ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $11.87
           Number of Accumulation Units
              Outstanding at End of Period               7,837

      ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period                    $7.83       $10.00 (7)
           AUV at End of Period                         $10.35        $7.83
           Number of Accumulation Units
              Outstanding at End of Period              72,864       14,675

      ING JULIUS BAER FOREIGN PORTFOLIO
           AUV at Beginning of Period                    $8.21       $10.00 (7)
           AUV at End of Period                         $10.60        $8.21
           Number of Accumulation Units
              Outstanding at End of Period              26,857        4,278

      ING LIMITED MATURITY BOND
           AUV at Beginning of Period                   $19.53       $18.51       $17.29        $16.28 (1)
           AUV at End of Period                         $19.77       $19.53       $18.51        $17.29
           Number of Accumulation Units
              Outstanding at End of Period             614,146      629,610      497,060       321,370

      ING LIQUID ASSETS
           AUV at Beginning of Period                   $15.33       $15.36       $15.03        $14.45 (1)
           AUV at End of Period                         $15.20       $15.33       $15.36        $15.03
           Number of Accumulation Units
              Outstanding at End of Period           1,702,971    2,297,033    2,858,557     2,183,030

      ING MARSICO GROWTH
           AUV at Beginning of Period                   $10.37       $14.97       $21.80        $28.95 (1)
           AUV at End of Period                         $13.55       $10.37       $14.97        $21.80
           Number of Accumulation Units
              Outstanding at End of Period           2,163,884    2,302,847    3,005,289     3,020,949

      ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                    $8.36       $10.00 (7)
           AUV at End of Period                         $10.79        $8.36
           Number of Accumulation Units
              Outstanding at End of Period              24,096       22,198

DVA Plus - 131792#
                                      A32

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                    $7.96       $10.00 (7)
           AUV at End of Period                          $9.95        $7.96
           Number of Accumulation Units
              Outstanding at End of Period               4,515          755

      ING MFS MID CAP GROWTH
           AUV at Beginning of Period                   $15.81       $31.38       $41.76        $38.25 (1)
           AUV at End of Period                         $21.64       $15.81       $31.38        $41.76
           Number of Accumulation Units
              Outstanding at End of Period             975,307    1,067,108    1,323,824     1,290,685

      ING MFS RESEARCH
           AUV at Beginning of Period                   $14.88       $20.13       $26.05        $26.72 (1)
           AUV at End of Period                         $18.24       $14.88       $20.13        $26.05
           Number of Accumulation Units
              Outstanding at End of Period             726,673      838,521    1,029,431       973,963

      ING MFS TOTAL RETURN
           AUV at Beginning of Period                   $18.91       $20.25       $20.48        $17.32 (1)
           AUV at End of Period                         $21.73       $18.91       $20.25        $20.48
           Number of Accumulation Units
              Outstanding at End of Period             932,450      859,682      856,471       597,315

      ING PIMCO CORE BOND
           AUV at Beginning of Period                   $12.49       $11.68       $11.59        $11.35 (1)
           AUV at End of Period                         $12.88       $12.49       $11.68        $11.59
           Number of Accumulation Units
              Outstanding at End of Period             642,677      689,634      227,627       150,099

      ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $10.81
           Number of Accumulation Units
              Outstanding at End of Period              10,182

      ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                    $8.50       $11.60       $11.57        $10.00 (1)
           AUV at End of Period                         $11.61        $8.50       $11.60        $11.57
           Number of Accumulation Units
              Outstanding at End of Period             920,674      957,911    1,200,300       819,316

      ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                    $8.02       $10.59       $11.24        $10.00 (1)
           AUV at End of Period                         $10.36        $8.02       $10.59        $11.24
           Number of Accumulation Units
              Outstanding at End of Period             292,659      330,088      353,861       202,765

      ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                   $27.14       $27.45       $25.38        $20.54 (1)
           AUV at End of Period                         $33.45       $27.14       $27.45        $25.38
           Number of Accumulation Units
              Outstanding at End of Period             662,358      639,977      495,196       185,069

      ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                   $19.86       $23.25       $23.31        $19.85 (1)
           AUV at End of Period                         $24.46       $19.86       $23.25        $23.31
           Number of Accumulation Units
              Outstanding at End of Period             372,504      375,190      398,072       225,138

      ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                    $7.81       $10.00 (7)
           AUV at End of Period                          $9.50        $7.81
           Number of Accumulation Units
              Outstanding at End of Period              47,311       16,318

      ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                    $8.83       $10.00 (7)
           AUV at End of Period                         $10.97        $8.83
           Number of Accumulation Units
              Outstanding at End of Period              55,092       27,705

DVA Plus - 131792#
                                      A33

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                   $17.83       $21.26       $24.54        $25.28 (1)
           AUV at End of Period                         $22.44       $17.83       $21.26        $24.54
           Number of Accumulation Units
              Outstanding at End of Period             456,690      478,280      529,164       440,779

      ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                   $27.24       $27.63       $25.97        $20.30 (1)
           AUV at End of Period                         $36.92       $27.24       $27.63        $25.97
           Number of Accumulation Units
              Outstanding at End of Period             168,123      149,145      107,794        86,644

      ING VP BOND PORTFOLIO
           AUV at Beginning of Period                   $10.63       $10.00 (7)
           AUV at End of Period                         $11.09       $10.63
           Number of Accumulation Units
              Outstanding at End of Period              76,855       48,128

      ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                    $5.24        $7.78       $10.00 (4)
           AUV at End of Period                          $6.83        $5.24        $7.78
           Number of Accumulation Units
              Outstanding at End of Period              53,290       30,250       17,747

      ING VP INDEX PLUS LARGECAP PORTFOLIO
           AUV at Beginning of Period                    $7.21 (12)
           AUV at End of Period                          $8.93
           Number of Accumulation Units
              Outstanding at End of Period              68,649

      ING VP INDEX PLUS MIDCAP PORTFOLIO
           AUV at Beginning of Period                    $8.53 (15)
           AUV at End of Period                         $11.09
           Number of Accumulation Units
              Outstanding at End of Period             139,798

      ING VP INDEX PLUS SMALLCAP PORTFOLIO
           AUV at Beginning of Period                    $8.59 (15)
           AUV at End of Period                         $11.48
           Number of Accumulation Units
              Outstanding at End of Period             139,269

      ING VP MAGNACAP
           AUV at Beginning of Period                    $7.08        $9.34       $10.00 (4)
           AUV at End of Period                          $9.10        $7.08        $9.34
           Number of Accumulation Units
              Outstanding at End of Period              56,265       17,210        4,692

      ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                    $4.61        $8.32       $10.00 (4)
           AUV at End of Period                          $6.27        $4.61        $8.32
           Number of Accumulation Units
              Outstanding at End of Period             106,296       48,063       59,196

      ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                    $5.18        $7.00        $8.74        $10.00 (2)
           AUV at End of Period                          $6.58        $5.18        $7.00         $8.74
           Number of Accumulation Units
              Outstanding at End of Period             123,771      116,509      135,472        85,307

      INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                    $7.63       $10.26       $10.00 (5)
           AUV at End of Period                          $9.59        $7.63       $10.26
           Number of Accumulation Units
              Outstanding at End of Period             105,120       35,810        3,133

      INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                    $8.43       $10.00 (7)
           AUV at End of Period                         $10.67        $8.43
           Number of Accumulation Units
              Outstanding at End of Period              57,182        1,464

DVA Plus - 131792#
                                      A34

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      INVESCO VIF-FINANCIAL SERVICES
           AUV at Beginning of Period                    $7.83        $9.36       $10.00 (5)
           AUV at End of Period                          $9.99        $7.83        $9.36
           Number of Accumulation Units
              Outstanding at End of Period              45,810       44,675        8,703

      INVESCO VIF-UTILITIES
           AUV at Beginning of Period                    $6.35        $8.10       $10.00 (5)
           AUV at End of Period                          $7.34        $6.35        $8.10
           Number of Accumulation Units
              Outstanding at End of Period              99,200       18,052          960

      JENNISON PORTFOLIO
           AUV at Beginning of Period                    $4.25        $6.27        $7.84        $10.00 (2)
           AUV at End of Period                          $5.42        $4.25        $6.27         $7.84
           Number of Accumulation Units
              Outstanding at End of Period             204,235      222,330      244,934        92,165

      LIBERTY ASSET ALLOCATION FUND VAR.
           AUV at Beginning of Period                   $10.00 (10)
           AUV at End of Period                         $11.97
           Number of Accumulation Units
              Outstanding at End of Period               6,287

      LIBERTY EQUITY FUND VAR.
           AUV at Beginning of Period                    $6.53
           AUV at End of Period                          $7.97
           Number of Accumulation Units
              Outstanding at End of Period               3,460

      LIBERTY FEDERAL SECURITIES FUND VAR.
           AUV at Beginning of Period                   $10.00 (10)
           AUV at End of Period                         $10.08
           Number of Accumulation Units
              Outstanding at End of Period               1,206

      LIBERTY SMALL CO. GROWTH FUND VAR.
           AUV at Beginning of Period                   $10.00 (10)
           AUV at End of Period                         $14.96
           Number of Accumulation Units
              Outstanding at End of Period                 413

      PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                    $9.75       $10.03        $9.96        $10.13 (1)
           AUV at End of Period                         $11.78        $9.75       $10.03         $9.96
           Number of Accumulation Units
              Outstanding at End of Period             796,025      657,118      673,993       498,509

      PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                    $7.97       $10.16       $11.66        $12.49 (1)
           AUV at End of Period                         $10.23        $7.97       $10.16        $11.66
           Number of Accumulation Units
              Outstanding at End of Period             390,278      562,721      614,802       624,891

      PIONEER FUND VCT
           AUV at Beginning of Period                    $7.45        $9.38       $10.00 (5)
           AUV at End of Period                          $9.05        $7.45        $9.38
           Number of Accumulation Units
              Outstanding at End of Period              73,198       62,576        4,756

      PIONEER MID CAP VALUE
           AUV at Beginning of Period                    $9.34       $10.71       $10.00 (5)
           AUV at End of Period                         $12.60        $9.34       $10.71
           Number of Accumulation Units
              Outstanding at End of Period             146,268      113,225        4,960

DVA Plus - 131792#
                                      A35

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      PROFUND VP BULL
           AUV at Beginning of Period                    $6.64        $8.88       $10.00 (4)
           AUV at End of Period                          $8.21        $6.64        $8.88
           Number of Accumulation Units
              Outstanding at End of Period             123,574      117,319      117,895

      PROFUND VP EUROPE 30
           AUV at Beginning of Period                    $6.03        $8.26       $10.00 (4)
           AUV at End of Period                          $8.23        $6.03        $8.26
           Number of Accumulation Units
              Outstanding at End of Period              71,708       42,458        4,340

      PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                   $10.00 (14)
           AUV at End of Period                          $9.36
           Number of Accumulation Units
              Outstanding at End of Period               6,865

      PROFUND VP SMALL CAP
           AUV at Beginning of Period                    $7.19        $9.42       $10.00 (4)
           AUV at End of Period                         $10.10        $7.19        $9.42
           Number of Accumulation Units
              Outstanding at End of Period             251,400       72,216       43,781

      SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period                    $4.10        $5.40        $8.56        $10.00 (3)
           AUV at End of Period                          $5.61        $4.10        $5.40         $8.56
           Number of Accumulation Units
              Outstanding at End of Period             110,259       46,747       42,844        58,710

      FOOTNOTES
      (1)  Fund First Available during October 1993             (10)  Fund First Available during April 2003
      (2)  Fund First Available during January 1995             (11)  Fund First Available during June 2003
      (3)  Fund First Available during October 1995             (12)  Fund First Available during August 2003
      (4)  Fund First Available during January 1996             (13)  Fund First Available during September 2003
      (5)  Fund First Available during September 1996           (14)  Fund First Available during October 2003
      (6)  Fund First Available during February 1997            (15)  Fund First Available during November 2003
      (7)  Fund First Available during May 1998                 (16)  Fund First Available during December 2003
      (8)  Fund First Available during October 2000
      (9)  Fund First Available during May 2001

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65 %

      AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period                    $7.32       $10.99       $10.00 (5)
           AUV at End of Period                          $9.89        $7.32       $10.99
           Number of Accumulation Units
              Outstanding at End of Period             343,647       95,005        9,170

      COLONIAL SMALL CAP VALUE FUND
           AUV at Beginning of Period                   $10.00 (15)
           AUV at End of Period                         $13.83
           Number of Accumulation Units
              Outstanding at End of Period             202,533

      FIDELITY VIP EQUITY-INCOME
           AUV at Beginning of Period                    $7.80        $9.58       $10.00 (7)
           AUV at End of Period                          $9.98        $7.80        $9.58
           Number of Accumulation Units
              Outstanding at End of Period             947,458      177,883           --

      FIDELITY VIP GROWTH
           AUV at Beginning of Period                    $6.35        $9.26       $10.00 (7)
           AUV at End of Period                          $8.28        $6.35        $9.26
           Number of Accumulation Units
              Outstanding at End of Period           1,641,662      202,569           --

DVA Plus - 131792#
                                      A36

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      ING AIM CAPITAL MID CAP GROWTH
           AUV at Beginning of Period                    $9.71       $14.46       $18.65        $21.51 (1)
           AUV at End of Period                         $13.77        $9.71       $14.46        $18.65
           Number of Accumulation Units
              Outstanding at End of Period             477,375      335,993      414,298       185,121

      ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                    $9.92       $14.42       $17.00        $19.97 (1)
           AUV at End of Period                         $16.31        $9.92       $14.42        $17.00
           Number of Accumulation Units
              Outstanding at End of Period             845,094      481,010      388,823       181,294

      ING AMERICAN FUNDS GROWTH PORTFOLIO
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $10.76
           Number of Accumulation Units
              Outstanding at End of Period           1,003,541

      ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $10.98
           Number of Accumulation Units
              Outstanding at End of Period             536,261

      ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $11.61
           Number of Accumulation Units
              Outstanding at End of Period             241,840

      ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                    $7.47        $9.97       $10.52        $10.00 (1)
           AUV at End of Period                         $10.05        $7.47        $9.97        $10.52
           Number of Accumulation Units
              Outstanding at End of Period           3,956,879    2,660,134    1,400,044       181,541

      ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                   $13.43       $17.11       $19.75        $21.96 (1)
           AUV at End of Period                         $18.01       $13.43       $17.11        $19.75
           Number of Accumulation Units
              Outstanding at End of Period           1,411,896    1,121,604      791,259       406,790

      ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                   $12.91       $17.60       $18.17        $23.49 (1)
           AUV at End of Period                         $17.82       $12.91       $17.60        $18.17
           Number of Accumulation Units
              Outstanding at End of Period           1,326,176      874,016      534,470       184,093

      ING DEVELOPING WORLD
           AUV at Beginning of Period                    $6.16        $7.01        $7.52        $11.62 (1)
           AUV at End of Period                          $8.88        $6.16        $7.01         $7.52
           Number of Accumulation Units
              Outstanding at End of Period             472,273      249,735      203,417        52,533

      ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                   $14.68       $17.99       $19.14        $17.30 (1)
           AUV at End of Period                         $18.08       $14.68       $17.99        $19.14
           Number of Accumulation Units
              Outstanding at End of Period             364,191      318,881      183,496        41,973

      ING FMR(SM) DIVERSIFIED MID-CAP
           AUV at Beginning of Period                    $7.19        $9.06        $9.87        $10.00 (3)
           AUV at End of Period                          $9.44        $7.19        $9.06         $9.87
           Number of Accumulation Units
              Outstanding at End of Period           1,236,349      877,092      390,858         9,164

      ING GET FUND - SERIES T
           AUV at Beginning of Period                   $10.07       $10.00 (8)
           AUV at End of Period                         $10.43       $10.07
           Number of Accumulation Units
              Outstanding at End of Period              19,502       19,504

DVA Plus - 131792#
                                      A37

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      ING GET FUND - SERIES U
           AUV at Beginning of Period                   $10.00       $10.00 (9)
           AUV at End of Period                         $10.52       $10.00
           Number of Accumulation Units
              Outstanding at End of Period               6,370           --

      ING GET FUND - SERIES V
           AUV at Beginning of Period                   $10.00 (11)
           AUV at End of Period                          $9.71
           Number of Accumulation Units
              Outstanding at End of Period              57,052

      ING GET U.S. CORE PORTFOLIO - SERIES 1
           AUV at Beginning of Period                   $10.00 (11
           AUV at End of Period                         $10.24
           Number of Accumulation Units
              Outstanding at End of Period              56,854

      ING GET U.S. CORE PORTFOLIO - SERIES 2
           AUV at Beginning of Period                   $10.00 (16)
           AUV at End of Period                         $10.03
           Number of Accumulation Units
              Outstanding at End of Period              25,109

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                    $4.63        $7.60       $10.00 (4)
           AUV at End of Period                          $6.42        $4.63        $7.60
           Number of Accumulation Units
              Outstanding at End of Period             555,046      240,377       35,022

      ING HARD ASSETS
           AUV at Beginning of Period                   $13.55       $13.67       $15.81        $15.76 (1)
           AUV at End of Period                         $20.28       $13.55       $13.67        $15.81
           Number of Accumulation Units
              Outstanding at End of Period             349,772      108,459       18,910         5,200

      ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                    $7.09        $8.60       $11.32        $14.90 (6)
           AUV at End of Period                          $9.01        $7.09        $8.60        $11.32
           Number of Accumulation Units
              Outstanding at End of Period             460,646      244,424       66,133

      ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                    $7.01        $8.84        $9.94        $10.00 (3)
           AUV at End of Period                          $8.45        $7.01        $8.84         $9.94
           Number of Accumulation Units
              Outstanding at End of Period           2,048,406    1,160,152      480,294        19,469

      ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                    $6.04        $8.30        $8.88        $10.00 (3)
           AUV at End of Period                          $8.94        $6.04        $8.30         $8.88
           Number of Accumulation Units
              Outstanding at End of Period             344,837      246,924      151,551         9,174

      ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                   $14.64       $21.05       $24.59        $28.98 (1)
           AUV at End of Period                         $18.88       $14.64       $21.05        $24.59
           Number of Accumulation Units
              Outstanding at End of Period             463,551      479,670      337,955       124,676

      ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $11.86
           Number of Accumulation Units
              Outstanding at End of Period              56,919

DVA Plus - 131792#
                                      A38

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      ING JP MORGAN SMALLCAP EQUITY
           AUV at Beginning of Period                    $7.83       $10.00 (7)
           AUV at End of Period                         $10.34        $7.83
           Number of Accumulation Units
              Outstanding at End of Period             506,711      114,380

      ING JULIUS BAER FOREIGN PORTFOLIO
           AUV at Beginning of Period                    $8.21       $10.00 (7)
           AUV at End of Period                         $10.59        $8.21
           Number of Accumulation Units
              Outstanding at End of Period             296,301       81,977

      ING LIMITED MATURITY BOND
           AUV at Beginning of Period                   $19.40       $18.39       $17.18        $16.19 (1)
           AUV at End of Period                         $19.62       $19.40       $18.39        $17.18
           Number of Accumulation Units
              Outstanding at End of Period           1,154,037      917,938      389,087        49,754

      ING LIQUID ASSETS
           AUV at Beginning of Period                   $15.23       $15.26       $14.94        $14.37 (1)
           AUV at End of Period                         $15.09       $15.23       $15.26        $14.94
           Number of Accumulation Units
              Outstanding at End of Period           1,848,567    1,599,933      953,602       302,892

      ING MARSICO GROWTH
           AUV at Beginning of Period                   $10.34       $14.92       $21.75        $28.89 (1)
           AUV at End of Period                         $13.49       $10.34       $14.92        $21.75
           Number of Accumulation Units
              Outstanding at End of Period           1,979,404    1,434,607    1,236,743       693,052

      ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                    $8.36       $10.00 (7)
           AUV at End of Period                         $10.79        $8.36
           Number of Accumulation Units
              Outstanding at End of Period             128,265       36,244

      ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                    $7.96       $10.00 (7)
           AUV at End of Period                          $9.94        $7.96
           Number of Accumulation Units
              Outstanding at End of Period             161,256       60,487

      ING MFS MID CAP GROWTH
           AUV at Beginning of Period                   $15.74       $31.27       $41.63        $38.15 (1)
           AUV at End of Period                         $21.54       $15.74       $31.27        $41.63
           Number of Accumulation Units
              Outstanding at End of Period           1,153,663      844,739      569,707       186,073

      ING MFS RESEARCH
           AUV at Beginning of Period                   $14.82       $20.06       $25.97        $26.65 (1)
           AUV at End of Period                         $18.16       $14.82       $20.06        $25.97
           Number of Accumulation Units
              Outstanding at End of Period             933,001      921,349      792,240       378,215

      ING MFS TOTAL RETURN
           AUV at Beginning of Period                   $18.83       $20.18       $20.42        $17.27 (1)
           AUV at End of Period                         $21.62       $18.83       $20.18        $20.42
           Number of Accumulation Units
              Outstanding at End of Period           2,396,435    1,672,477      915,770       205,502

      ING PIMCO CORE BOND
           AUV at Beginning of Period                   $12.44       $11.64       $11.55        $11.32 (1)
           AUV at End of Period                         $12.82       $12.44       $11.64        $11.55
           Number of Accumulation Units
              Outstanding at End of Period           2,698,621    1,936,134      244,538        14,652

      ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $10.81
           Number of Accumulation Units
              Outstanding at End of Period              94,036

DVA Plus - 131792#
                                      A39

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                    $8.49       $11.59       $11.57        $10.00 (1)
           AUV at End of Period                         $11.59        $8.49       $11.59        $11.57
           Number of Accumulation Units
              Outstanding at End of Period           2,190,115    1,505,989      807,563        70,600

      ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                    $8.01       $10.58       $11.24        $10.00 (1)
           AUV at End of Period                         $10.34        $8.01       $10.58        $11.24
           Number of Accumulation Units
              Outstanding at End of Period           1,081,824    1,030,211      401,684        21,065

      ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                   $26.95       $27.27       $25.23        $20.42 (1)
           AUV at End of Period                         $33.19       $26.95       $27.27        $25.23
           Number of Accumulation Units
              Outstanding at End of Period           1,938,760    1,232,631      477,872        61,545

      ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                   $19.72       $23.10       $23.17        $19.74 (1)
           AUV at End of Period                         $24.27       $19.72       $23.10        $23.17
           Number of Accumulation Units
              Outstanding at End of Period           1,543,749      814,591      410,546        79,161

      ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                    $7.81       $10.00 (7)
           AUV at End of Period                          $9.50        $7.81
           Number of Accumulation Units
              Outstanding at End of Period             186,268       28,455

      ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                    $8.83       $10.00 (7)
           AUV at End of Period                         $10.97        $8.83
           Number of Accumulation Units
              Outstanding at End of Period             441,247      136,897

      ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                   $17.75       $21.17       $24.45        $25.20 (1)
           AUV at End of Period                         $22.32       $17.75       $21.17        $24.45
           Number of Accumulation Units
              Outstanding at End of Period           1,070,653      835,108      752,796       428,500

      ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                   $27.05       $27.45       $25.81        $20.18 (1)
           AUV at End of Period                         $36.64       $27.05       $27.45        $25.81
           Number of Accumulation Units
              Outstanding at End of Period             395,687      242,782       77,777        12,612

      ING VP BOND PORTFOLIO
           AUV at Beginning of Period                   $10.63       $10.00 (7)
           AUV at End of Period                         $11.08       $10.63
           Number of Accumulation Units
              Outstanding at End of Period             337,031       88,275

      ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                    $5.24        $7.78       $10.00 (4)
           AUV at End of Period                          $6.82        $5.24        $7.78
           Number of Accumulation Units
              Outstanding at End of Period             240,862      157,971       50,783

      ING VP INDEX PLUS LARGECAP PORTFOLIO
           AUV at Beginning of Period                   $10.00 (12)
           AUV at End of Period                          $8.92
           Number of Accumulation Units
              Outstanding at End of Period             392,888

      ING VP MAGNACAP
           AUV at Beginning of Period                    $7.07        $9.34       $10.00 (4)
           AUV at End of Period                          $9.09        $7.07        $9.34
           Number of Accumulation Units
              Outstanding at End of Period             219,722      153,013       28,170

DVA Plus - 131792#
                                      A40

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                    $4.60        $8.32       $10.00 (4)
           AUV at End of Period                          $6.26        $4.60        $8.32
           Number of Accumulation Units
              Outstanding at End of Period             951,109      563,709      111,946

      ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                    $5.17        $6.99        $8.74        $10.00 (2)
           AUV at End of Period                          $6.57        $5.17        $6.99         $8.74
           Number of Accumulation Units
              Outstanding at End of Period             424,273      322,466      158,546        39,547

      INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                    $7.62       $10.26       $10.00 (5)
           AUV at End of Period                          $9.58        $7.62       $10.26
           Number of Accumulation Units
              Outstanding at End of Period             507,003      183,978        7,400

      INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                    $8.43       $10.00 (7)
           AUV at End of Period                         $10.66        $8.43
           Number of Accumulation Units
              Outstanding at End of Period             224,254       65,382

      INVESCO VIF FINANCIAL SERVICES
           AUV at Beginning of Period                    $7.83        $9.35       $10.00 (5)
           AUV at End of Period                          $9.98        $7.83        $9.35
           Number of Accumulation Units
              Outstanding at End of Period             368,146      200,146        5,433

      INVESCO VIF UTILITIES
           AUV at Beginning of Period                    $6.35        $8.10       $10.00 (5)
           AUV at End of Period                          $7.33        $6.35        $8.10
           Number of Accumulation Units
              Outstanding at End of Period             212,386       51,660        1,002

      JENNISON PORTFOLIO
           AUV at Beginning of Period                    $4.24        $6.27        $7.83        $10.00 (2)
           AUV at End of Period                          $5.41        $4.24        $6.27         $7.83
           Number of Accumulation Units
              Outstanding at End of Period             650,697      522,740      201,082        15,840

      PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                    $9.73       $10.01        $9.94        $10.12 (1)
           AUV at End of Period                         $11.75        $9.73       $10.01         $9.94
           Number of Accumulation Units
              Outstanding at End of Period           3,143,112    1,388,957      581,041       111,021

      PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                    $7.95       $10.14       $11.64        $12.48 (1)
           AUV at End of Period                         $10.20        $7.95       $10.14        $11.64
           Number of Accumulation Units
              Outstanding at End of Period             676,563      745,490      468,628       187,618

      PIONEER FUND VCT
           AUV at Beginning of Period                    $7.44        $9.37       $10.00 (5)
           AUV at End of Period                          $9.04        $7.44        $9.37
           Number of Accumulation Units
              Outstanding at End of Period             600,838      184,119        9,738

      PIONEER MID CAP VALUE
           AUV at Beginning of Period                    $9.34       $10.71       $10.00 (5)
           AUV at End of Period                         $12.59        $9.34       $10.71
           Number of Accumulation Units
              Outstanding at End of Period           1,315,892      338,220        6,577

DVA Plus - 131792#
                                      A41

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      PROFUND VP BULL
           AUV at Beginning of Period                    $6.64        $8.88       $10.00 (4)
           AUV at End of Period                          $8.20        $6.64        $8.88
           Number of Accumulation Units
              Outstanding at End of Period             212,538      127,500       92,175

      PROFUND VP EUROPE 30
           AUV at Beginning of Period                    $6.03        $8.25       $10.00 (4)
           AUV at End of Period                          $8.22        $6.03        $8.25
           Number of Accumulation Units
              Outstanding at End of Period             118,462       64,316       14,668

      PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                   $10.00 (14)
           AUV at End of Period                          $9.36
           Number of Accumulation Units
              Outstanding at End of Period              29,131

      PROFUND VP SMALL CAP
           AUV at Beginning of Period                    $7.18        $9.41       $10.00 (4)
           AUV at End of Period                         $10.08        $7.18        $9.41
           Number of Accumulation Units
              Outstanding at End of Period             550,359      236,886       18,943

      SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period                    $4.09        $5.39        $8.56        $10.00 (3)
           AUV at End of Period                          $5.60        $4.09        $5.39         $8.56
           Number of Accumulation Units
              Outstanding at End of Period             940,235      243,445      109,344         3,557

      FOOTNOTES
      (1)  Fund First Available during February 2000            (10)  Fund First Available during April 2003
      (2)  Fund First Available during May 2000                 (11)  Fund First Available during June 2003
      (3)  Fund First Available during October 2000             (12)  Fund First Available during August 2003
      (4)  Fund First Available during May 2001                 (13)  Fund First Available during September 2003
      (5)  Fund First Available during November 2001            (14)  Fund First Available during October 2003
      (6)  Fund First Available during December 2001            (15)  Fund First Available during November 2003
      (7)  Fund First Available during May 2002                 (16)  Fund First Available during December 2003
      (8)  Fund First Available during September 2002
      (9)  Fund First Available during December 2002

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75 %

      AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period                    $7.31       $10.99       $10.00 (5)
           AUV at End of Period                          $9.86        $7.31       $10.99
           Number of Accumulation Units
              Outstanding at End of Period             336,417       76,299        4,183

      COLONIAL SMALL CAP VALUE FUND
           AUV at Beginning of Period                   $10.00 (15)
           AUV at End of Period                         $13.82
           Number of Accumulation Units
              Outstanding at End of Period             159,277

      FIDELITY VIP EQUITY-INCOME
           AUV at Beginning of Period                    $7.79        $9.57       $10.00 (7)
           AUV at End of Period                          $9.96        $7.79        $9.57
           Number of Accumulation Units
              Outstanding at End of Period             987,940      139,297

      FIDELITY VIP GROWTH
           AUV at Beginning of Period                    $6.34        $9.26       $10.00 (7)
           AUV at End of Period                          $8.26        $6.34        $9.26
           Number of Accumulation Units
              Outstanding at End of Period           1,008,677      138,235

DVA Plus - 131792#
                                      A42

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      ING AIM CAPITAL MID CAP GROWTH
           AUV at Beginning of Period                    $9.64       $14.37       $18.55        $21.42 (1)
           AUV at End of Period                         $13.66        $9.64       $14.37        $18.55
           Number of Accumulation Units
              Outstanding at End of Period             542,810      398,841      327,852       149,363

      ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                    $9.86       $14.34       $16.92        $19.90 (1)
           AUV at End of Period                         $16.18        $9.86       $14.34        $16.92
           Number of Accumulation Units
              Outstanding at End of Period             888,765      616,586      395,575       116,196

      ING AMERICAN FUNDS GROWTH PORTFOLIO
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $10.76
           Number of Accumulation Units
              Outstanding at End of Period             726,382

      ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $10.98
           Number of Accumulation Units
              Outstanding at End of Period             542,973

      ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $11.60
           Number of Accumulation Units
              Outstanding at End of Period             208,539

      ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                    $7.45        $9.95       $10.51        $10.00 (1)
           AUV at End of Period                         $10.01        $7.45        $9.95        $10.51
           Number of Accumulation Units
              Outstanding at End of Period           3,953,848    2,719,021    1,513,414       177,361

      ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                   $13.29       $16.95       $19.59        $21.80 (1)
           AUV at End of Period                         $17.80       $13.29       $16.95        $19.59
           Number of Accumulation Units
              Outstanding at End of Period             805,342      592,153      361,440       138,197

      ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                   $12.82       $17.49       $18.07        $23.40 (1)
           AUV at End of Period                         $17.68       $12.82       $17.49        $18.07
           Number of Accumulation Units
              Outstanding at End of Period           1,161,533      857,077      525,394       140,651

      ING DEVELOPING WORLD
           AUV at Beginning of Period                    $6.13        $6.98        $7.50        $11.60 (1)
           AUV at End of Period                          $8.83        $6.13        $6.98         $7.50
           Number of Accumulation Units
              Outstanding at End of Period             410,102      256,921      138,408        35,033

      ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                   $14.56       $17.87       $19.03        $17.21 (1)
           AUV at End of Period                         $17.92       $14.56       $17.87        $19.03
           Number of Accumulation Units
              Outstanding at End of Period             406,394      307,027      174,298        10,293

      ING FMR(SM) DIVERSIFIED MID-CAP
           AUV at Beginning of Period                    $7.17        $9.05        $9.87        $10.00 (3)
           AUV at End of Period                          $9.41        $7.17        $9.05         $9.87
           Number of Accumulation Units
              Outstanding at End of Period           1,170,476      839,244      335,910        10,627

DVA Plus - 131792#
                                      A43

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      ING GET FUND - SERIES T
           AUV at Beginning of Period                   $10.06       $10.00 (8)
           AUV at End of Period                         $10.42       $10.06
           Number of Accumulation Units
              Outstanding at End of Period           2,451,345      171,909

      ING GET FUND - SERIES U
           AUV at Beginning of Period                   $10.00       $10.00 (9)
           AUV at End of Period                         $10.51       $10.00
           Number of Accumulation Units
              Outstanding at End of Period           1,761,982           --

      ING GET FUND - SERIES V
           AUV at Beginning of Period                   $10.00 (11)
           AUV at End of Period                          $9.70
           Number of Accumulation Units
              Outstanding at End of Period           4,476,244

      ING GET U.S. CORE PORTFOLIO - SERIES 1
           AUV at Beginning of Period                   $10.00 (11)
           AUV at End of Period                         $10.23
           Number of Accumulation Units
              Outstanding at End of Period           2,469,139

      ING GET U.S. CORE PORTFOLIO - SERIES 2
           AUV at Beginning of Period                   $10.00 (16)
           AUV at End of Period                         $10.02
           Number of Accumulation Units
              Outstanding at End of Period           2,272,395

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                    $4.62        $7.60       $10.00 (4)
           AUV at End of Period                          $6.40        $4.62        $7.60
           Number of Accumulation Units
              Outstanding at End of Period             417,880      181,315       69,117

      ING HARD ASSETS
           AUV at Beginning of Period                   $13.36       $13.49       $15.62        $15.59 (1)
           AUV at End of Period                         $19.98       $13.36       $13.49        $15.62
           Number of Accumulation Units
              Outstanding at End of Period             210,633      120,308       30,794        18,820

      ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                    $7.04        $8.55       $11.26        $14.84 (6)
           AUV at End of Period                          $8.94        $7.04        $8.55        $11.26
           Number of Accumulation Units
              Outstanding at End of Period             522,021      261,177      100,590

      ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                    $6.99        $8.83        $9.94        $10.00 (3)
           AUV at End of Period                          $8.42        $6.99        $8.83         $9.94
           Number of Accumulation Units
              Outstanding at End of Period           2,197,627    1,307,256      638,396        21,427

      ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                    $6.03        $8.29        $8.88        $10.00 (3)
           AUV at End of Period                          $8.91        $6.03        $8.29         $8.88
           Number of Accumulation Units
              Outstanding at End of Period             356,949      292,322      197,279         5,866

      ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                   $14.48       $20.84       $24.38        $28.75 (1)
           AUV at End of Period                         $18.66       $14.48       $20.84        $24.38
           Number of Accumulation Units
              Outstanding at End of Period             619,669      577,201      446,323       109,154

DVA Plus - 131792#
                                      A44

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $11.86
           Number of Accumulation Units
              Outstanding at End of Period              25,758

      ING JP MORGAN SMALLCAP
           AUV at Beginning of Period                    $7.83       $10.00 (7)
           AUV at End of Period                         $10.32        $7.83
           Number of Accumulation Units
              Outstanding at End of Period             299,555       72,176

      ING JULIUS BAER FOREIGN PORTFOLIO
           AUV at Beginning of Period                    $8.21       $10.00 (7)
           AUV at End of Period                         $10.58        $8.21
           Number of Accumulation Units
              Outstanding at End of Period             172,289        9,890

      ING LIMITED MATURITY BOND
           AUV at Beginning of Period                   $19.12       $18.15       $16.97        $16.01 (1)
           AUV at End of Period                         $19.32       $19.12       $18.15        $16.97
           Number of Accumulation Units
              Outstanding at End of Period           1,037,485    1,001,053      342,317        73,720

      ING LIQUID ASSETS
           AUV at Beginning of Period                   $15.01       $15.06       $14.76        $14.21 (1)
           AUV at End of Period                         $14.86       $15.01       $15.06        $14.76
           Number of Accumulation Units
              Outstanding at End of Period           1,545,927    1,590,576    1,500,979       293,515

      ING MARSICO GROWTH
           AUV at Beginning of Period                   $10.27       $14.84       $21.65        $28.78 (1)
           AUV at End of Period                         $13.39       $10.27       $14.84        $21.65
           Number of Accumulation Units
              Outstanding at End of Period           1,718,678    1,379,115    1,104,093       437,723

      ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                    $8.35       $10.00 (7)
           AUV at End of Period                         $10.77        $8.35
           Number of Accumulation Units
              Outstanding at End of Period             122,619       16,519

      ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                    $7.96       $10.00 (7)
           AUV at End of Period                          $9.92        $7.96
           Number of Accumulation Units
              Outstanding at End of Period             120,271       16,838

      ING MFS MID CAP GROWTH
           AUV at Beginning of Period                   $15.61       $31.04       $41.37        $37.94 (1)
           AUV at End of Period                         $21.34       $15.61       $31.04        $41.37
           Number of Accumulation Units
              Outstanding at End of Period           1,057,927      911,395      577,692       162,554

      ING MFS RESEARCH
           AUV at Beginning of Period                   $14.70       $19.91       $25.81        $26.51 (1)
           AUV at End of Period                         $17.99       $14.70       $19.91        $25.81
           Number of Accumulation Units
              Outstanding at End of Period             978,846      792,215      588,415       160,258

      ING MFS TOTAL RETURN
           AUV at Beginning of Period                   $18.68       $20.03       $20.29        $17.18 (1)
           AUV at End of Period                         $21.42       $18.68       $20.03        $20.29
           Number of Accumulation Units
              Outstanding at End of Period           2,962,240    1,806,440      934,682       102,750

      ING PIMCO CORE BOND
           AUV at Beginning of Period                   $12.34       $11.56       $11.48        $11.26 (1)
           AUV at End of Period                         $12.70       $12.34       $11.56        $11.48
           Number of Accumulation Units
              Outstanding at End of Period           2,257,025    1,446,426      328,948        16,895

DVA Plus - 131792#
                                      A45

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period                   $10.00 (13)
           AUV at End of Period                         $10.80
           Number of Accumulation Units
              Outstanding at End of Period              51,221

      ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                    $8.46       $11.57       $11.56        $10.00 (1)
           AUV at End of Period                         $11.54        $8.46       $11.57        $11.56
           Number of Accumulation Units
              Outstanding at End of Period           1,812,621    1,438,659      902,603        98,842

      ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                    $7.99       $10.56       $11.23        $10.00 (1)
           AUV at End of Period                         $10.30        $7.99       $10.56        $11.23
           Number of Accumulation Units
              Outstanding at End of Period             676.868      534,293      384,799        11,867

      ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                   $26.57       $26.91       $24.92        $20.20 (1)
           AUV at End of Period                         $32.69       $26.57       $26.91        $24.92
           Number of Accumulation Units
              Outstanding at End of Period           2,065,649    1,345,841      531,690        15,600

      ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                   $19.44       $22.79       $22.89        $19.52 (1)
           AUV at End of Period                         $23.91       $19.44       $22.79        $22.89
           Number of Accumulation Units
              Outstanding at End of Period           1,278,747      773,224      387,753        30,890

      ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                    $7.80       $10.00 (7)
           AUV at End of Period                          $9.48        $7.80
           Number of Accumulation Units
              Outstanding at End of Period             230,006       20,988

      ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                    $8.83       $10.00 (7)
           AUV at End of Period                         $10.95        $8.83
           Number of Accumulation Units
              Outstanding at End of Period             242,169       53,323

      ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                   $17.58       $20.99       $24.27        $25.04 (1)
           AUV at End of Period                         $22.09       $17.58       $20.99        $24.27
           Number of Accumulation Units
              Outstanding at End of Period             842,519      616,373      485,828       119,426

      ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                   $26.67       $27.09       $25.50        $19.96 (1)
           AUV at End of Period                         $36.09       $26.67       $27.09        $25.50
           Number of Accumulation Units
              Outstanding at End of Period             398,419      271,009      101,334        25,056

      ING VP BOND PORTFOLIO
           AUV at Beginning of Period                   $10.62       $10.00 (7)
           AUV at End of Period                         $11.06       $10.62
           Number of Accumulation Units
              Outstanding at End of Period             277,417      218,867

      ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                    $5.23        $7.77       $10.00 (4)
           AUV at End of Period                          $6.81        $5.23        $7.77
           Number of Accumulation Units
              Outstanding at End of Period             230,737      149,495       27,449

      ING VP INDEX PLUS LARGECAP PORTFOLIO
           AUV at Beginning of Period                   $10.00 (12)
           AUV at End of Period                          $8.90
           Number of Accumulation Units
              Outstanding at End of Period             275,705

DVA Plus - 131792#
                                      A46

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      ING VP MAGNACAP
           AUV at Beginning of Period                    $7.06        $9.33       $10.00 (4)
           AUV at End of Period                          $9.06        $7.06        $9.33
           Number of Accumulation Units
              Outstanding at End of Period             198,861      102,496       24,770

      ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                    $4.59        $8.31       $10.00 (4)
           AUV at End of Period                          $6.25        $4.59        $8.31
           Number of Accumulation Units
              Outstanding at End of Period             952,613      454,391       79,268

      ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                    $5.16        $6.98        $8.73        $10.00 (2)
           AUV at End of Period                          $6.54        $5.16        $6.98         $8.73
           Number of Accumulation Units
              Outstanding at End of Period             571,723      349,870      169,312         7,369

      INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                    $7.61       $10.26       $10.00 (5)
           AUV at End of Period                          $9.56        $7.61       $10.26
           Number of Accumulation Units
              Outstanding at End of Period             527,172      271,524       16,016

      INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                    $8.42       $10.00 (7)
           AUV at End of Period                         $10.64        $8.42
           Number of Accumulation Units
              Outstanding at End of Period             231,095       41,608

      INVESCO VIF FINANCIAL SERVICES
           AUV at Beginning of Period                    $7.82        $9.35       $10.00 (5)
           AUV at End of Period                          $9.95        $7.82        $9.35
           Number of Accumulation Units
              Outstanding at End of Period             301,666      110,702        3,522

      INVESCO VIF UTILITIES
           AUV at Beginning of Period                    $6.34        $8.09       $10.00 (5)
           AUV at End of Period                          $7.31        $6.34        $8.09
           Number of Accumulation Units
              Outstanding at End of Period             249,623       94,266        3,860

      JENNISON PORTFOLIO
           AUV at Beginning of Period                    $4.23        $6.26        $7.83        $10.00 (2)
           AUV at End of Period                          $5.39        $4.23        $6.26         $7.83
           Number of Accumulation Units
              Outstanding at End of Period             781,985      565,739      273,112        19,630

      PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                    $9.68        $9.97        $9.92        $10.10 (1)
           AUV at End of Period                         $11.68        $9.68        $9.97         $9.92
           Number of Accumulation Units
              Outstanding at End of Period           2,442,654    1,004,330      489,627        64,046

      PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                    $7.92       $10.10       $11.61        $12.46 (1)
           AUV at End of Period                         $10.14        $7.92       $10.10        $11.61
           Number of Accumulation Units
              Outstanding at End of Period             790,067      777,891      441,295        70,828

      PIONEER FUND VCT
           AUV at Beginning of Period                    $7.43        $9.37       $10.00 (5)
           AUV at End of Period                          $9.02        $7.43        $9.37
           Number of Accumulation Units
              Outstanding at End of Period             372,465      135,708        2,197

DVA Plus - 131792#
                                      A47

                                                         2003         2002         2001         2000
                                                  -----------------------------------------------------
      PIONEER MID CAP VALUE
           AUV at Beginning of Period                    $9.32       $10.71       $10.00 (5)
           AUV at End of Period                         $12.56        $9.32       $10.71
           Number of Accumulation Units
              Outstanding at End of Period             671,453      218,154        5,378

      PROFUND VP BULL
           AUV at Beginning of Period                    $6.63        $8.87       $10.00 (4)
           AUV at End of Period                          $8.18        $6.63        $8.87
           Number of Accumulation Units
              Outstanding at End of Period             467,546      185,752       27,580

      PROFUND VP EUROPE 30
           AUV at Beginning of Period                    $6.02        $8.25       $10.00 (4)
           AUV at End of Period                          $8.20        $6.02        $8.25
           Number of Accumulation Units
              Outstanding at End of Period             190,714      105,639       38,959

      PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                   $10.00 (14)
           AUV at End of Period                          $9.35
           Number of Accumulation Units
              Outstanding at End of Period              74,879

      PROFUND VP SMALL CAP
           AUV at Beginning of Period                    $7.17        $9.41       $10.00 (4)
           AUV at End of Period                         $10.05        $7.17        $9.41
           Number of Accumulation Units
              Outstanding at End of Period             426,723      182,536       19,151

      SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period                    $4.08        $5.39        $8.56        $10.00 (3)
           AUV at End of Period                          $5.58        $4.08        $5.39         $8.56
           Number of Accumulation Units
              Outstanding at End of Period             667,389      235,553      146,027         7,516

      FOOTNOTES
      (1)  Fund First Available during February 2000           (9)  Fund First Available during December 2002
      (2)  Fund First Available during May 2000               (10)  Fund First Available during April 2003
      (3)  Fund First Available during October 2000           (11)  Fund First Available during June 2003
      (4)  Fund First Available during May 2001               (12)  Fund First Available during August 2003
      (5)  Fund First Available during November 2001          (13)  Fund First Available during September 2003
      (6)  Fund First Available during December 2001          (14)  Fund First Available during October 2003
      (7)  Fund First Available during May 2002               (15)  Fund First Available during November 2003
      (8)  Fund First Available during September 2002         (16)  Fund First Available during December 2003

DVA Plus - 131792#
                                      A48

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests in debt and equity securities.

LIST OF FUND NAME CHANGES
------------------------------- ------------------------------------------------

FORMER FUND NAME                                   CURRENT FUND NAME
ING Eagle Asset Value Equity Portfolio             ING Eagle Asset Capital Appreciation Portfolio
ING Janus Growth and Income Portfolio              ING Legg Mason Value Portfolio
JP Morgan Fleming Small Cap Equity Portfolio       JP Morgan Small Cap Equity Portfolio
PIMCO High Yield Portfolio                         ING PIMCO High Yield Portfolio
SP Jennison International Growth Portfolio         SP William Blair International Growth Portfolio

DVA Plus - 131792
                                       B1

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
----------------------------------------------------------------- -------------------------------------------------------------

ING AIM MID CAP GROWTH PORTFOLIO (Class S)                        Seeks capital appreciation. The Portfolio seeks to meet its
    INVESTMENT ADVISER:  Directed Services, Inc.                  objective by investing, normally, at least 80% of its
    INVESTMENT SUBADVISER: A I M Capital Management, Inc.         assets in equity securities of mid-capitalization companies.
----------------------------------------------------------------- -------------------------------------------------------------
ING ALLIANCE MID CAP GROWTH PORTFOLIO                             Seeks long-term total return. The Portfolio invests
    (Class S)                                                     primarily in common stocks of middle capitalization
    INVESTMENT ADVISER: Directed Services, Inc.                   companies. The Portfolio normally invests substantially all
    INVESTMENT SUBADVISER: Alliance Capital Management, L.P.      of its assets in high-quality common stocks that Alliance
                                                                  expects to increase in value.
----------------------------------------------------------------- -------------------------------------------------------------
ING AMERICAN FUNDS GROWTH PORTFOLIO                               Seeks to make your investment grow.  The Portfolio
    INVESTMENT ADVISER: ING Investments, LLC                      operates as a "feeder fund" which invests all of its
    INVESTMENT SUBADVISER: Capital Research and Management        assets in the "master fund" which is Class 2 shares of the
    Company                                                       Growth Fund, a series of American Funds Insurance Series(R), a registered open-end investment company.  The master fund invests primarily in common stocks of companies that
                                                                  appear to offer superior opportunities for growth of
                                                                  capital.  The Growth Fund is designed for investors
                                                                  seeking long-term capital appreciation through stocks.
----------------------------------------------------------------- ------------------------------------------------------------
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                        Seeks to make your investment grow and provide you with
    INVESTMENT ADVISER:  ING Investments, LLC                     income over time.  The Portfolio operates as a "feeder
    INVESTMENT SUBADVISER:  Capital Research and Management       fund" which invests all of its assets in the "master fund"
    Company                                                       which is Class 2 shares of the Growth-Income Fund, a
                                                                  series of American Funds Insurance Series(R), a registered open-end investment company.  The master fund invests
                                                                  primarily in common stocks or other securities which
                                                                  demonstrate the potential for appreciation and/or
                                                                  dividends.  The Growth-Income Fund is designed for
                                                                  investors seeking both capital appreciation and income.
----------------------------------------------------------------- ------------------------------------------------------------
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO                        Seeks to make your investment grow over time.  The
    INVESTMENT ADVISER:  ING Investments, LLC                     Portfolio operates as a "feeder fund" which invests all of
    INVESTMENT SUBADVISER:  Capital Research and Management       its assets in the "master fund" which is Class 2 shares of
    Company                                                       the International Fund, a series of American Funds
                                                                  Insurance Series(R), a registered open-end investment
                                                                  company.  The master fund invests primarily in common
                                                                  stocks of companies located outside the United States.
                                                                  The International Fund is designed for investors seeking
                                                                  capital appreciation through stocks.
----------------------------------------------------------------- ------------------------------------------------------------
ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO                    Seeks long-term growth of capital and income. The Portfolio
    (Class S)                                                     Manager seeks to achieve the Portfolio's investment
    INVESTMENT ADVISER:  Directed Services, Inc.                  objective by investing, under normal market conditions, at
    INVESTMENT SUBADVISER: Capital Guardian Trust Company         least 80% of its assets in equity and equity-related
                                                                  securities of companies with market capitalizations greater than $1 billion at the time of investment.
----------------------------------------------------------------- -------------------------------------------------------------

DVA Plus - 131792
                                       B2

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO                     Seeks capital appreciation. Current income is only an
    (Class S)                                                     incidental consideration. This portfolio is not
    INVESTMENT ADVISER:  Directed Services, Inc.                  diversified. The Portfolio invests primarily in common
    INVESTMENT SUBADVISER: Capital Guardian Trust Company         stocks traded in securities markets throughout the world.
                                                                  The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United
                                                                  States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.
----------------------------------------------------------------- -------------------------------------------------------------
ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO                          Seeks long-term capital appreciation. The Portfolio invests
    (Class S)                                                     at least 80% of its assets in equity securities of small
    INVESTMENT ADVISER:  Directed Services, Inc.                  capitalization ("small-cap") companies.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company
----------------------------------------------------------------- -------------------------------------------------------------
ING DEVELOPING WORLD PORTFOLIO (Class S)                          Seeks capital appreciation.  The Portfolio normally invests
    INVESTMENT ADVISER:  Directed Services, Inc.                  at least 80% of its assets in securities of issuers located
    INVESTMENT SUBADVISER: ING Investment Management Advisors     in at least three countries with emerging securities
    B.V.                                                          markets.  The Portfolio may invest up to 20% of its assets in securities of U.S. and other developed market issuers,
                                                                  including investment-grade debt securities of U.S. issuers.
----------------------------------------------------------------- -------------------------------------------------------------
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO                    Seeks capital appreciation. Dividend income is a secondary
    (Class S)                                                     objective. The Portfolio normally invests at least 80% of
    (formerly ING Eagle Asset Value Equity Portfolio)             its assets in equity securities of domestic and foreign
    INVESTMENT ADVISER:  Directed Services, Inc.                  issuers that meet quantitative standards relating to
    INVESTMENT SUBADVISER: Eagle Asset Management, Inc.           financial soundness and high intrinsic value relative to
                                                                  price.
----------------------------------------------------------------- -------------------------------------------------------------
ING EVERGREEN HEALTH SCIENCES PORTFOLIO                           A nondiversified Portfolio that seeks long-term capital
    (Class S)                                                     growth.  The Portfolio normally invests at least 80% of its assets in the equity securities of healthcare companies.
    INVESTMENT ADVISER: Directed Services, Inc.                   The Portfolio may invest in securities of relatively
    INVESTMENTUBADVISER: Evergreen Investment Management Co., Inc.well-known and large companies as well as small- and medium- sized companies.
----------------------------------------------------------------- -------------------------------------------------------------
ING EVERGREEN OMEGA PORTFOLIO (Class S)                           Seeks long-term capital growth.  The Portfolio invests
                                                                  primarily in common stocks and securities convertible into
    INVESTMENT ADVISER: Directed Services, Inc.INVESTMENT         common stocks of U.S. companies across all market
    SUBADVISER: Evergreen Investment Management Co., Inc.         capitalizations.  The Portfolio may temporarily invest up
                                                                  to 100% of its assets in high quality money market
                                                                  instruments in order to protect the value of the portfolio in response to adverse economic, political or market
                                                                  conditions.
----------------------------------------------------------------- -------------------------------------------------------------
ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO                         Seeks long-term growth of capital. The Portfolio Manager
    (Class S)                                                     normally invests the Portfolio's assets primarily in common
    INVESTMENT ADVISER:  Directed Services, Inc.                  stocks. The Portfolio Manager normally invests at least 80%
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.     of the Portfolio's assets in securities of companies with
                                                                  medium market capitalizations.
----------------------------------------------------------------- -------------------------------------------------------------

DVA Plus - 131792
                                       B3

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO* (Class S)    Seeks long-term growth of capital. The Portfolio invests,
                                                                  under normal circumstances, at least 80% of its net assets
     * Goldman Sachs Internet Tollkeeper(SM) is a service mark    plus any borrowings for investment purposes (measured at
       of Goldman Sachs & Co.                                     time of investment) in equity investments in "Internet
    INVESTMENT ADVISER:  Directed Services, Inc.                  Tollkeeper" companies, which are companies in the media,
    INVESTMENT SUBADVISER: Goldman Sachs Asset Management, L.P.   telecommunications, technology and internet sectors, which provide access, infrastructure, content and services to
                                                                  internet companies and internet users.
----------------------------------------------------------------- -------------------------------------------------------------
ING HARD ASSETS PORTFOLIO (Class S)                               A nondiversified Portfolio that seeks long-term capital
    INVESTMENT ADVISER:  Directed Services, Inc.                  appreciation. The Portfolio normally invests at least 80%
    INVESTMENT SUBADVISER: Baring International Investment        of its assets in the equities of producers of commodities.
    Limited
----------------------------------------------------------------- -------------------------------------------------------------
ING INTERNATIONAL PORTFOLIO (Class S)                             Seeks long-term growth of capital. Under normal conditions,
    INVESTMENT ADVISER:  Directed Services, Inc.                  the Portfolio invests at least 80% of its net assets and
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     borrowings for investment purposes in equity securities of issuers located in countries outside of the United States.
----------------------------------------------------------------- -------------------------------------------------------------
ING JANUS SPECIAL EQUITY PORTFOLIO (Class S)                      A nondiversified Portfolio that seeks capital appreciation.
    INVESTMENT ADVISER:  Directed Services, Inc.                  The Portfolio invests, under normal circumstances, at least
    INVESTMENT SUBADVISER: Janus Capital Management, LLC          80% of its net assets (plus borrowings for investment
                                                                  purposes) in equity securities with the potential for
                                                                  long-term growth of capital.
----------------------------------------------------------------- -------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO                       Seeks long-term capital growth. The Portfolio normally
    (Class S)                                                     invests at least 80% of its net assets (plus any borrowings
    INVESTMENT ADVISER:  Directed Services, Inc.                  for investment purposes) in attractively valued equity
    INVESTMENT SUBADVISER: Jennison Associates, LLC               securities of companies with current or emerging earnings
                                                                  growth the Portfolio Manager believes to be not fully
                                                                  appreciated or recognized by the market.
----------------------------------------------------------------- -------------------------------------------------------------
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO                           A nondiversified Portfolio that seeks capital growth over
    (Class S)                                                     the long term. Under normal market conditions, the
    (formerly ING JP Morgan Fleming Small Cap Equity Portfolio)   Portfolio invests at least 80% of its total assets in
    INVESTMENT ADVISER:  Directed Services, Inc.                  equity securities of small-cap companies.
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management
    Inc.
----------------------------------------------------------------- -------------------------------------------------------------
ING JULIUS BAER FOREIGN PORTFOLIO (Class S)                       Seeks long-term growth of capital.  The Portfolio, under
    INVESTMENT ADVISER:  Directed Services, Inc.                  normal circumstances, invests in a wide variety of
    INVESTMENT SUBADVISER: Julius Baer Investment Management,     international equity securities issued through the world,
    Inc.                                                          normally excluding the United States.  The Portfolio
                                                                  normally invests at least 80% of its assets in equity
                                                                  securities tied economically to countries outside the
                                                                  United States.
----------------------------------------------------------------- -------------------------------------------------------------

DVA Plus - 131792
                                       B4

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING LEGG MASON VALUE PORTFOLIO (Class S)                          Seeks long-term growth of capital. The Portfolio normally
    (formerly ING Janus Growth and Income Portfolio)              invests in equity securities that offer the potential for
                                                                  capital growth.  The Portfolio may also invest in companies
    INVESTMENT ADVISER:  Directed Services, Inc.                  with market capitalizations greater than $5 billion, but
    INVESTMENT SUBADVISER:  Legg Mason Funds Management, Inc.     may invest in companies of any size.  The Portfolio may
                                                                  also invest up to 25% of its total assets in long-term debt securities.
----------------------------------------------------------------- -------------------------------------------------------------
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO                         Seeks to provide growth of capital.  The Portfolio invests in a combination of ING portfolios according to a fixed
    INVESTMENT ADVISER:  ING Investments, LLC                     formula that over time should reflect an allocation of
                                                                  approximately 100% in equity securities. Please see below
                                                                  for a list of portfolios that may be included in one or
                                                                  more of the ING LifeStyle Portfolios.
----------------------------------------------------------------- -------------------------------------------------------------
ING LIFESTYLE GROWTH PORTFOLIO                                    Seeks to provide growth of capital and some current
                                                                  income.  The Portfolio invests in a combination of ING
    INVESTMENT ADVISER:  ING Investments, LLC                     portfolios according to a fixed formula that over time
                                                                  should reflect an allocation of approximately 80% in equity securities and 20% in fixed income securities. Please see
                                                                  below for a list of portfolios that may be included in one or more of the ING LifeStyle Portfolios.
----------------------------------------------------------------- -------------------------------------------------------------
ING LIFESTYLE MODERATE GROWTH PORTFOLIO                           Seeks to provide growth of capital and a low to moderate
                                                                  level of current income.  The Portfolio invests in a
    INVESTMENT ADVISER:  ING Investments, LLC                     combination of ING portfolios according to a fixed formula that over time should reflect an allocation of
                                                                  approximately 65% in equity securities and 35% in fixed
                                                                  income securities. Please see below for a list of
                                                                  portfolios that may be included in one or more of the ING
                                                                  LifeStyle Portfolios.
----------------------------------------------------------------- -------------------------------------------------------------
ING LIFESTYLE MODERATE PORTFOLIO                                  Seeks to provide growth and capital and current income.
                                                                  The Portfolio invests in a combination of ING portfolios
    INVESTMENT ADVISER:  ING Investments, LLC                     according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and
                                                                  50% in fixed income securities. Please see below for a list of portfolios that may be included in one or more of the
                                                                  ING LifeStyle Portfolios.
----------------------------------------------------------------- -------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Class S)                             Seeks high level of current income consistent with the
    INVESTMENT ADVISER:  Directed Services, Inc.                  preservation of capital and liquidity. The Portfolio
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of
                                                                  principal, liquidity and yield, in order of importance, to achieve this goal.
----------------------------------------------------------------- -------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Class S)                            Seeks capital appreciation. The Portfolio invests primarily
    INVESTMENT ADVISER:  Directed Services, Inc.                  in equity securities selected for their growth potential.
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC        The Portfolio may invest in companies of any size, from
                                                                  larger, well-established companies to smaller, emerging
                                                                  growth companies.
----------------------------------------------------------------- -------------------------------------------------------------

DVA Plus - 131792
                                       B5

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING MERCURY FOCUS VALUE PORTFOLIO (Class S)                       Seeks long-term growth of capital. The Portfolio invests
    INVESTMENT ADVISER:  Directed Services, Inc.                  primarily in a diversified portfolio consisting of equity
    INVESTMENT SUBADVISER: Mercury Advisors                       securities that the Portfolio Manager believes are
                                                                  undervalued relative to its assessment of the current or
                                                                  prospective condition of the issuer.
----------------------------------------------------------------- -------------------------------------------------------------
ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO                          Seeks long-term growth of capital. The Portfolio invests in
(Class S)                                                         a diversified portfolio consisting primarily of common
    INVESTMENT ADVISER:  Directed Services, Inc.                  stocks. The Portfolio will generally invest at least 65% of
    INVESTMENT SUBADVISER: Mercury Advisors                       its total assets in the following equity securities: common stock, convertible preferred stock, securities convertible into common stock and rights and warrants to subscribe to
                                                                  common stock.
----------------------------------------------------------------- -------------------------------------------------------------
ING MFS MID CAP GROWTH PORTFOLIO (Class S)                        A nondiversified Portfolio that seeks long-term growth of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital. The Portfolio normally invests at least 80% of its
    INVESTMENT SUBADVISER: Massachusetts Financial Services       net assets in common stocks and related securities (such as
    Company                                                       preferred stocks, convertible securities and depositary
                                                                  receipts) of companies with medium market capitalizations
                                                                  (or "mid-cap companies") which the Portfolio Manager
                                                                  believes have above-average growth potential.
----------------------------------------------------------------- -------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Class S)                              Seeks long-term growth of capital and future income. The
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio normally invests at least 80% of its net assets
    INVESTMENT SUBADVISER: Massachusetts Financial Services       in common stocks and related securities (such as preferred
    Company                                                       stocks, convertible securities and depositary receipts).
----------------------------------------------------------------- -------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Class S)                          Seeks above-average income (compared to a portfolio
    INVESTMENT ADVISER:  Directed Services, Inc.                  entirely invested in equity securities) consistent with the
    INVESTMENT SUBADVISER: Massachusetts Financial Services       prudent employment of capital. Secondarily seeks reasonable
    Company                                                       opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income
                                                                  securities.
----------------------------------------------------------------- -------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Class S)                           Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital and prudent investment management. The Portfolio is
    INVESTMENT SUBADVISER: Pacific Investment Management          diversified and seeks to achieve its investment objective
    Company LLC                                                   by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a
                                                                  diversified portfolio of fixed income instruments of
                                                                  varying maturities.
----------------------------------------------------------------- -------------------------------------------------------------
ING PIMCO HIGH YIELD PORTFOLIO (Class S)                          Seeks maximum total return, consistent with preservation of
    (formerly PIMCO High Yield Portfolio)                         capital and prudent investment management.  The Portfolio
                                                                  normally invests at least 80% of its assets in a
    INVESTMENT ADVISER:  Directed Services, Inc.                  diversified portfolio of high yield securities ("junk
    INVESTMENT SUBADVISER:  Pacific Investment Management         bonds") rated below investment grade but rated at least B-.
    Company LLC
----------------------------------------------------------------- -------------------------------------------------------------

DVA Plus - 131792
                                       B6

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO                            A nondiversified Portfolio that seeks capital appreciation
    (Class S)                                                     through investment in securities which the Subadviser
    INVESTMENT ADVISER:  Directed Services, Inc.                  believes have above-average capital appreciation potential.
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,     The Portfolio invests primarily in common stocks and common
    Inc.                                                          stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Portfolio
                                                                  Manager believes are undervalued in the marketplace.
----------------------------------------------------------------- -------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS PORTFOLIO                          Seeks long-term growth of capital. Secondarily seeks
    (Class S)                                                     current income. The Portfolio invests primarily in equity
    INVESTMENT ADVISER:  Directed Services, Inc.                  securities of U.S. companies. The Portfolio may also invest
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,     in other equity securities. To a lesser degree, the
    Inc.                                                          Portfolio invests in income producing securities such as
                                                                  debt securities.
----------------------------------------------------------------- -------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO                  Seeks, over the long-term, a high total investment return,
    (Class S)                                                     consistent with the preservation of capital and prudent
    INVESTMENT ADVISER:  Directed Services, Inc.                  investment risk. The Portfolio pursues an active asset
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities
                                                                  and money market instruments.
----------------------------------------------------------------- -------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO                         Seeks substantial dividend income as well as long-term
(Class S)                                                         growth of capital. The Portfolio normally invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its assets in common stocks, with 65% in the common
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         stocks of well-established companies paying above-average
                                                                  dividends. The Portfolio may also invest in convertible
                                                                  securities, warrants and preferred stocks, foreign
                                                                  securities, debt securities including high-yield debt
                                                                  securities and future and options.
----------------------------------------------------------------- -------------------------------------------------------------
ING UBS U.S. BALANCED PORTFOLIO (Class S)                         Seeks to maximize total return over the long term by
    INVESTMENT ADVISER:  Directed Services, Inc.                  allocating its assets among stocks, bonds, short-term
    INVESTMENT SUBADVISER: UBS Global Asset Management            instruments and other investments. The Portfolio Manager
    (Americas) Inc.                                               allocates the Portfolio's assets among the following
                                                                  classes, or types, of investments: stocks, bonds, and
                                                                  short-term money market debt obligations.
----------------------------------------------------------------- -------------------------------------------------------------
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO                            Seeks long-term capital appreciation. The Portfolio Manager
    (Class S)                                                     seeks to maximize long-term capital appreciation by
    INVESTMENT ADVISER:  Directed Services, Inc.                  investing primarily in growth-oriented equity securities of
    INVESTMENT SUBADVISER: Van Kampen                             large-capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in
                                                                  U.S. markets.
----------------------------------------------------------------- -------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO                         A nondiversified Portfolio that seeks long-term capital
                                                                  appreciation. The Portfolio Manager invests primarily in
     (Class S)                                                    equity securities of issuers located throughout the world
    INVESTMENT ADVISER:  Directed Services, Inc.                  that it believes have, among other things, resilient
    INVESTMENT SUBADVISER: Van Kampen                             business franchises and growth potential. The Portfolio may invest of in the securities of companies of any size.
----------------------------------------------------------------- -------------------------------------------------------------

DVA Plus - 131792
                                       B7

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO                        Seeks long-term growth of capital and income. Under normal
    (Class S)                                                     market conditions, the Portfolio Manager seeks to achieve
    INVESTMENT ADVISER:  Directed Services, Inc.                  the Portfolio's investment objective by investing primarily
    INVESTMENT SUBADVISER: Van Kampen                             in what it believes to be income-producing equity
                                                                  securities, including common stocks and convertible
                                                                  securities; although investments are also made in
                                                                  non-convertible preferred stocks and debt securities rated
                                                                  "investment grade," which are securities rated within the
                                                                  four highest grades assigned by Standard & Poor's ("S&P")
                                                                  or by Moody's Investors Service, Inc. ("Moody's").
----------------------------------------------------------------- -------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO                              A nondiversified Portfolio that seeks capital appreciation.
    (Class S)                                                     Secondarily seeks current income. The Portfolio invests at
    INVESTMENT ADVISER:  Directed Services, Inc.                  least 80% of its assets in equity securities of companies
    INVESTMENT SUBADVISER: Van Kampen                             in the U.S. real estate industry that are listed on
                                                                  national exchanges or the National Association of
                                                                  Securities Dealers Automated Quotation System ("NASDAQ").

----------------------------------------------------------------- -------------------------------------------------------------
ING PARTNERS, INC.
     151 Farmington Avenue, Hartford, CT  06156-8962
----------------------------------------------------------------- -------------------------------------------------------------

ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO                      Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 65% of total assets) in the equity securities of
    INVESTMENT ADVISER: ING Life Insurance and Annuity            foreign companies that the subadviser believes have high
      Company                                                     growth potential. Will normally invest in securities of at
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset Management   least three different countries other than the U.S. and
      (London) Ltd.                                               will invest in both developed and developing markets.
----------------------------------------------------------------- -------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
    INVESTMENT ADVISER: ING Life Insurance and Annuity            common stocks and related securities, such as preferred
      Company                                                     stocks, convertible securities and depositary receipts, of
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management      emerging growth companies.
      Inc.

----------------------------------------------------------------- -------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
         7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
----------------------------------------------------------------- -------------------------------------------------------------

ING VP WORLDWIDE GROWTH PORTFOLIO                                 Seeks long-term capital appreciation. A nondiversified
    INVESTMENT ADVISER:  ING Investments, LLC                     Portfolio that under normal conditions, invests at least
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    65% of net assets in equity securities of issuers located
                                                                  in at least three countries, one of which may be the U.S.
                                                                  Generally invests at least 75% of total assets in common
                                                                  and preferred stocks, warrants and convertible securities.
----------------------------------------------------------------- -------------------------------------------------------------

DVA Plus - 131792
                                       B8

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
         7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
----------------------------------------------------------------- -------------------------------------------------------------

ING VP INDEX PLUS LARGECAP PORTFOLIO                              Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's 500 Composite Stock Price Index (S&P 500
    INVESTMENT ADVISER:  ING Investments, LLC                     Index), while maintaining a market level of risk. Invests
    INVESTMENT SUBADVISER:  Aeltus Investment                     at least 80% of assets in stocks included in the S&P 500
    Management, Inc.                                              Index. The subadviser's objective is to overweight those
                                                                  stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight or avoid those stocks it believes will underperform the index.
----------------------------------------------------------------- -------------------------------------------------------------
ING VP INDEX PLUS MIDCAP PORTFOLIO                                Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index),
                                                                  while maintaining a market level of risk.  Invests at least
    INVESTMENT ADVISOR:  ING Investments, LLC INVESTMENT          80% of assets in stocks included in the S&P MidCap 400
    SUBADVISER:  Aeltus Investment Management, Inc.               Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P MidCap 400 Index that it believes will
                                                                  outperform the index and underweight or avoid those stocks that it believes will underperform the index.
----------------------------------------------------------------- -------------------------------------------------------------
ING VP INDEX PLUS SMALLCAP PORTFOLIO                              Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk.  Invests at least 80%
    INVESTMENT ADVISOR:  ING Investments, LLC                     of assets in stocks included in the S&P 600 Index.  The
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    subadviser's objective is to overweight those stocks in the
                                                                  S&P 600 Index that it believes will outperform the index
                                                                  and underweight or avoid those stocks that it believes will underperform the index.

----------------------------------------------------------------- -------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
       7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
----------------------------------------------------------------- -------------------------------------------------------------
ING VP FINANCIAL SERVICES PORTFOLIO                               Seeks long-term capital appreciation.  Invests, under
    (Class S)                                                     normal market conditions, at least 80% of assets in equity securities and equity equivalent securities of companies
    INVESTMENT ADVISER:  ING Investments, LLC                     principally engaged in the financial services industry.  As
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    a general matter, the Portfolio expects these investments
                                                                  to be in common stocks of large-, mid- and small-sized
                                                                  companies.  May invest remaining 20% of assets in equity or debt securities of financial services companies or
                                                                  companies that are not financial services companies, and in money market instruments.
----------------------------------------------------------------- -------------------------------------------------------------
ING VP MAGNACAP PORTFOLIO (Class S)                               Seeks growth of capital, with dividend income as a
                                                                  secondary consideration. Normally invests at least 80% of
    INVESTMENT ADVISER:  ING Investments, LLC                     assets in common stocks of large companies, which are those
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the
                                                                  1,000 largest companies as measured by equity market
                                                                  capitalization.
----------------------------------------------------------------- -------------------------------------------------------------
ING VP MIDCAP OPPORTUNITIES PORTFOLIO                             Seeks long-term capital appreciation. Normally invests at
    (Class S)                                                     least 80% of assets in the common stocks of mid-sized U.S.
                                                                  compannies that the subadviser believes have above average
    INVESTMENT ADVISER:  ING Investments, LLC                     prospects for growth.  For this Portfolio, mid-sized
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    companies are those with market capitalizations that fall
                                                                  within the range of companies in the Russell MidCap Growth
                                                                  Index.
----------------------------------------------------------------- -------------------------------------------------------------

DVA Plus - 131792
                                       B9

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                           Seeks long-term capital appreciation. Normally invests at
    (Class S)                                                     least 80% of assets in the common stock of smaller,
    INVESTMENT ADVISER:  ING Investments, LLC                     lesser-known U.S. companies that are believed to have above average prospects for growth. For this Portfolio, smaller
                                                                  companies are those with market capitalizations that fall
                                                                  within the range of companies in the Russell 2000 Index.

----------------------------------------------------------------- -------------------------------------------------------------
ING VP BOND PORTFOLIO
----------------------------------------------------------------- -------------------------------------------------------------
ING VP BOND PORTFOLIO (Class S)                                   Seeks to maximize total return as is consistent with
    INVESTMENT ADVISER:  ING Investments, LLC                     reasonable risk, through investment in a diversified
    INVESTMENT SUBADVISER:  Aeltus Investment                     portfolio consisting of investment-grade corporate bonds,
    Management, Inc.                                              and debt securities issued or guaranteed by the U.S.
                                                                  Government, its agencies or instrumentalities. Under normal market conditions, invests at least 80% of assets in
                                                                  high-grade corporate bonds, mortgage-related and other
                                                                  asset-backed securities, and securities issued or
                                                                  guaranteed by the U.S. Government, its agencies or
                                                                  instrumentalities. The Portfolio may also invest up to 15%
                                                                  of total assets in high-yield instruments and up to 25% of total assets in foreign debt securities.

----------------------------------------------------------------- -------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
    11 Greenway Plaza, Suite 100, Houston, TX  77046-1173
----------------------------------------------------------------- -------------------------------------------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND                             Seeks long-term growth of capital. Seeks to meet its
    (Series II)                                                   objective by investing in securities of companies that are
    INVESTMENT ADVISER:  A I M Advisors, Inc.                     likely to benefit from changing demographic, economic and
    INVESTMENT SUBADVISER:  H.S. Dent Advisors, Inc.              lifestyle trends. These securities may include common
                                                                  stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market
                                                                  capitalizations.

----------------------------------------------------------------- -------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    82 Devonshire Street, Boston, MA  02109
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO                            Seeks reasonable income. Also considers the potential for
(Service Class 2)                                                 capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management & Research            exceeds the composite yield on the securities comprising
    Co.                                                           the Standard & Poor's 500(SM) Index. Normally invests at
    INVESTMENT SUBADVISER: FMR Co., Inc.                          least 80% of total assets in income-producing equity
                                                                  securities (which tends to lead to investments in large cap
                                                                  "value" stocks).
----------------------------------------------------------------- -------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO (Service Class 2)                Seeks to achieve capital appreciation. Normally invests
    INVESTMENT ADVISER: Fidelity Management & Research            primarily in common stocks of companies, investing in both
    Co.                                                           domestic and foreign issuers.  Invests in either "growth"
    INVESTMENT SUBADVISER: FMR Co., Inc.                          stocks or "value" stocks or both.
----------------------------------------------------------------- -------------------------------------------------------------

DVA Plus - 131792
                                      B10

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
    7800 East Union Avenue, Denver, CO  80237
----------------------------------------------------------------- -------------------------------------------------------------

INVESCO VIF -- LEISURE FUND (Series I)                            Seeks capital growth. The Fund normally invests at least
                                                                  80% of its net assets in the equity securities and
    INVESTMENT ADVISER:  A I M Advisors, Inc.                     equity-related instruments of companies engaged in the
    INVESTMENT SUBADVISER:  INVESCO Institutional (N.A.), Inc.    design, production, and distribution of products related to leisure activities. These industries include, but are not
                                                                  limited to, hotels/gaming, publishing, advertising,
                                                                  beverages, audio/video, broadcasting-radio/TV, cable &
                                                                  satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail,
                                                                  and toys. At any given time, 20% of the Fund's assets are
                                                                  not required to be invested in the sector.
----------------------------------------------------------------- -------------------------------------------------------------
INVESCO VIF -- UTILITIES FUND (Series I)                          Seeks capital growth. It also seeks current income. The
                                                                  Fund normally invests at least 80% of its net assets in the
    INVESTMENT ADVISER:  A I M Advisors, Inc.                     equity securities and equity-related instruments of
    INVESTMENT SUBADVISER:  INVESCO Institutional (N.A.), Inc.    companies engaged in utilities-related industries. These
                                                                  include, but are not limited to, companies that produce,
                                                                  generate, transmit, or distribute natural gas or
                                                                  electricity, as well as in companies that provide
                                                                  telecommunications services, including local, long distance and wireless. A portion of the Fund's assets is not
                                                                  required to be invested in the sector.
----------------------------------------------------------------- -------------------------------------------------------------
LIBERTY VARIABLE INSURANCE TRUST
    600 Atlantic Avenue, Boston, MA  02210
----------------------------------------------------------------- -------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND                                     Seeks long-term growth by investing primarily in small
    INVESTMENT ADVISER:  Columbia Management Advisors, Inc.       capitalization equities.

----------------------------------------------------------------- -------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
    60 State Street, Boston, MA  02109
----------------------------------------------------------------- -------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO (Class II)                             Seeks reasonable income and capital growth. Invests in a
    INVESTMENT ADVISER:  Pioneer Investment Management, Inc.      broad list of carefully selected, reasonably priced
                                                                  securities rather than in securities whose prices reflect a premium resulting from their current market popularity.
                                                                  Invests the major portion of its assets in equity
                                                                  securities, primarily of U.S. issuers.
----------------------------------------------------------------- -------------------------------------------------------------
PIONEER MID CAP VALUE VCT PORTFOLIO (Class II)                    Seeks capital appreciation by investing in a diversified
    INVESTMENT ADVISER:  Pioneer Investment Management, Inc.      portfolio of securities consisting primarily of common
                                                                  stocks. Normally, invests at least 80% of total assets in
                                                                  equity securities of mid-size companies, that is, companies with market values within the range of market values of
                                                                  companies included in the Russell Midcap(R) Value Index.

----------------------------------------------------------------- -------------------------------------------------------------
PRO FUNDS VP
    3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH  43218-2000
-------------------------------------------------------------------------------------------------------------------------------

PROFUND VP BULL                                                   Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors LLC                      that correspond to the daily performance of the S&P 500
                                                                  Index.
----------------------------------------------------------------- -------------------------------------------------------------

DVA Plus - 131792
                                      B11

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP EUROPE 30                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                     that correspond to the daily performance of the ProFunds
                                                                  Europe 30 Index.
----------------------------------------------------------------- -------------------------------------------------------------
PROFUND VP RISING RATES OPPORTUNITY                               Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors LLC                      that correspond to one and one-quarter times (125%) the
                                                                  inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
----------------------------------------------------------------- -------------------------------------------------------------
PROFUND VP SMALL-CAP                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                     that correspond to the daily performance of the Russell
                                                                  2000 Index.
----------------------------------------------------------------- -------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.
    751 Broad Street, Newark, NJ  07102
----------------------------------------------------------------- -------------------------------------------------------------

JENNISON PORTFOLIO (Class II)                                     Seeks to achieve long-term growth of capital. Invests
    INVESTMENT ADVISER:  Prudential Investments LLC               primarily in equity securities of major, established
    INVESTMENT SUBADVISER:  Jennison Associates LLC               corporations that the investment adviser believes offer
                                                                  above-average growth prospects. May invest up to 30% of
                                                                  total assets in foreign securities. Normally invests 65% of total assets in common stocks and preferred stocks of
                                                                  companies with capitalization in excess of $1 billion.
----------------------------------------------------------------- -------------------------------------------------------------
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO (Class II)        Seeks long-term growth of capital. Invests in
(formerly SP Jennison International Growth Portfolio)             equity-related securities of foreign issuers that the
    INVESTMENT ADVISER:  Prudential Investments LLC               subadviser thinks will increase in value over a period of
    INVESTMENT SUBADVISER:  William Blair & Company LLC           years. Invests primarily in the common stock of large and
                                                                  medium-sized foreign companies. Under normal circumstances, invests at least 65% of total assets in common stock of
                                                                  foreign companies operating or based in at least five
                                                                  different countries.
----------------------------------------------------------------- -------------------------------------------------------------
THE FOLLOWING PORTFOLIOS ARE WITHIN THE CURRENT GROUP OF ING PORTFOLIOS INCLUDED IN ONE OR MORE OF THE LIFESTYLE PORTFOLIOS:

     ING Alliance Mid Cap Growth Portfolio                    ING Salomon Brothers All Cap Portfolio
     ING JP Morgan Fleming International Portfolio            ING Salomon Brothers Investors Portfolio
     ING Julius Baer Foreign Portfolio                        ING VP Bond Portfolio
     ING Legg Mason Value Portfolio                           ING VP Growth Portfolio
     ING Liquid Asset Portfolio                               ING VP Index Plus MidCap Portfolio
     ING Marsico Growth Portfolio                             ING VP Index Plus SmallCap Portfolio
     ING PIMCO Core Bond Portfolio                            ING VP Small Company Portfolio
     ING PIMCO High Yield Portfolio
     ING Salomon Brothers Aggressive Growth

THE FOLLOWING PORTFOLIOS ARE THOSE WITHIN THE GROUP OF ING PORTFOLIOS THAT MAY BE INCLUDED IN ONE OR MORE OF THE ING LIFESTYLE
PORTFOLIOS:

ING AIM Mid Cap Growth Portfolio                              ING Capital Guardian Large Cap Value Portfolio
ING Alger Aggressive Growth Portfolio                         ING Capital Guardian Managed Global Portfolio
ING Alger Growth Portfolio                                    ING Capital Guardian Small Cap Portfolio
ING Alliance Mid Cap Growth Portfolio                         ING Eagle Asset Value Equity Portfolio
ING American Century SmallCap Value Portfolio                 ING Evergreen Omega Portfolio
ING Baron SmallCap Growth Portfolio                           ING FMR Diversified Mid Cap Portfolio

DVA Plus - 131792
                                      B12

ING International Portfolio                         ING T. Rowe Price Growth Equity Portfolio
ING Janus Special Equity Portfolio                  ING T. Rowe Price Capital Appreciation Portfolio
ING Jennison Equity Opportunities Portfolio         ING T. Rowe Price Equity Income Portfolio
ING JPMorgan Fleming International Portfolio        ING UBS U.S. Balanced Portfolio
ING JPMorgan Small Cap Equity Portfolio             ING UBS U.S. Large Cap Equity Portfolio
ING JP Morgan MidCap Value Portfolio                ING Van Kampen Comstock Portfolio
ING Julius Baer Foreign Portfolio                   ING Van Kampen Equity Growth Portfolio
ING Legg Mason Value Portfolio                      ING Van Kampen Global Franchise Portfolio
ING Liquid Asset Portfolio                          ING Van Kampen Growth and Income Portfolio
ING Marscico Growth Portfolio                       ING VP Balanced Portfolio
ING Mercury Focus Value Portfolio                   ING VP Bond Portfolio
ING MFS Capital Opportunities Portfolio             ING VP Growth & Income Portfolio
ING MFS Mid Cap Growth Portfolio                    ING VP Growth Portfolio
ING MFS Research Portfolio                          ING VP Index Plus LargeCap Portfolio
ING MFS Total Return Portfolio                      ING VP Index Plus MidCap Portfolio
ING OpCap Balanced Value Portfolio                  ING VP Index Plus SmallCap Portfolio
ING PIMCO Core Bond Portfolio                       ING VP MidCap Opportunities Portfolio
ING PIMCO High Yield Portfolio                      ING VP Small Company Portfolio
ING Salomon Brothers Aggressive Growth Portfolio    ING VP SmallCap Opportunities Portfolio
ING Salomon Brothers All Cap Portfolio              ING VP Value Opportunity Portfolio
ING Salomon Brothers Investors Portfolio            ING VP Worldwide Growth Portfolio

THE PROSPECTUS FOR THE ING LIFESTYLE PORTFOLIO CONTAINS INFORMATION ABOUT THE UNDERLYING PORTFOLIOS INCLUDED IN THE ING LIFESTYLE PORTFOLIO.

DVA Plus - 131792
                                      B13

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                 FIXED ACCOUNT I

Fixed Account I ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account, as well as your principal, is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date, which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole

DVA Plus - 131792
                                       C1
discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

      (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

DVA Plus - 131792
                                       C2

      (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

      (3)   We add (1) and

      (4)   We subtract from (3) any transfers from that Fixed Interest
            Allocation.

      (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples, which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account I.

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                                       C3

--------------------------------------------------------------------------------
APPENDIX  D
--------------------------------------------------------------------------------

                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2004. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

DVA Plus - 131792
                                       D1

--------------------------------------------------------------------------------
APPENDIX E
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $13,500 (15% of $90,000) is maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $13,500 ($27,000 -
$13,500) is considered an excess withdrawal and would be subject to a 4% surrender charge of $540 ($13,500 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

DVA Plus - 131792
                                       E1

--------------------------------------------------------------------------------
APPENDIX  F
--------------------------------------------------------------------------------

  EXAMPLES OF WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION DEATH BENEFIT EXAMPLES FOR
              CONTRACT CATEGORIES OTHER THAN MAY-2003 AND YR-2003*

These examples assume that withdrawals have not exceeded 7% of premium in any year. They apply to the 7% Solution Death Benefit Element of the Max 7 Death Benefit.

EXAMPLE #1:  THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT

      Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

        1.   The Special Withdrawal is $7,000 (7% of $100,000).

             MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

             AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

             The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

        2.   Pro-rata Withdrawal Adjustment to MGDB =
                                          $30,000 ($120,000 * ($20,000/$80,000))

             MGDB after Pro-rata Withdrawal = $90,000 ($120,000 - $30,000)

             AV after Pro-rata Withdrawal = $60,000 ($80,000 - $20,000)

EXAMPLE #2:  THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT

      Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

        1.   The Special Withdrawal is $7,000 (7% of $100,000).

             MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

             AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

             The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

        2.   Pro-rata Withdrawal Adjustment to MGDB =
                                         $15,000 ($120,000 * ($20,000/$160,000))

             MGDB after Pro-rata Withdrawal = $105,000 ($120,000 - $15,000)

             AV after Pro-rata Withdrawal = $140,000 ($160,000 - $20,000)

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

EXAMPLE #3:  THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT

      Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

        1.   The Special Withdrawal is $7,000 (7% of $100,000).

             MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

             AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

             The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

        2.   Pro-rata Withdrawal Adjustment to MGDB =
                                         $20,000 ($120,000 * ($20,000/$120,000))

             MGDB after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

             AV after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

*Withdrawals from Contracts in the May-2002 and Yr-2003 categories are made on a pro-rata basis for the 7% Solution Enhanced Death Benefit of the Max 7 Enhanced Death Benefit, as applicable.

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

--------------------------------------------------------------------------------
APPENDIX G
--------------------------------------------------------------------------------

                    SPECIAL FUNDS AND EXCLUDED FUNDS EXAMPLES

   EXAMPLE #1:    The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Special Funds.

-----------------------------------------    ---------------------------------------    --------------------------------------
        7% MGDB IF 50% INVESTED                      7% MGDB IF 0% INVESTED                   7% MGDB IF 100% INVESTED
            IN SPECIAL FUNDS                            IN SPECIAL FUNDS                          IN SPECIAL FUNDS
-----------------------------------------    ---------------------------------------    --------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL       END OF YR COVERED   SPECIAL   TOTAL
     0        500       500      1,000           0       1,000       --     1,000           0         0       1000     1000
     1        535       500      1,035           1       1,070       --     1,070           1         0       1000     1000
     2        572       500      1,072           2       1,145       --     1,145           2         0       1000     1000
     3        613       500      1,113           3       1,225       --     1,225           3         0       1000     1000
     4        655       500      1,155           4       1,311       --     1,311           4         0       1000     1000
     5        701       500      1,201           5       1,403       --     1,403           5         0       1000     1000
     6        750       500      1,250           6       1,501       --     1,501           6         0       1000     1000
     7        803       500      1,303           7       1,606       --     1,606           7         0       1000     1000
     8        859       500      1,359           8       1,718       --     1,718           8         0       1000     1000
     9        919       500      1,419           9       1,838       --     1,838           9         0       1000     1000
    10        984       500      1,484          10       1,967       --     1,967          10         0       1000     1000
-----------------------------------------    ---------------------------------------    --------------------------------------

-----------------------------------------    ---------------------------------------
       7% MGDB IF TRANSFERRED TO                   7% MGDB IF TRANSFERRED TO
             SPECIAL FUNDS                               COVERED FUNDS
       AT THE BEGINNING OF YEAR 6                  AT THE BEGINNING OF YEAR 6
-----------------------------------------    ---------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL
     0       1,000        --     1,000           0          --    1,000     1,000
     1       1,070        --     1,070           1          --    1,000     1,000
     2       1,145        --     1,145           2          --    1,000     1,000
     3       1,225        --     1,225           3          --    1,000     1,000
     4       1,311        --     1,311           4          --    1,000     1,000
     5       1,403        --     1,403           5          --    1,000     1,000
     6          --     1,403     1,403           6       1,070       --     1,070
     7          --     1,403     1,403           7       1,145       --     1,145
     8          --     1,403     1,403           8       1,225       --     1,225
     9          --     1,403     1,403           9       1,311       --     1,311
    10          --     1,403     1,403          10       1,403       --     1,403
-----------------------------------------    ---------------------------------------

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

    EXAMPLE #2:   The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.

 -----------------------------------------------------------------------------
                  7% MGDB IF 50% INVESTED IN EXCLUDED FUNDS
 -----------------------------------------------------------------------------
                  Covered           Excluded            Total
             ------------------------------------------------------
                                                                      Death
  End of Yr  7% MGDB     AV     7% MGDB     AV    7% MGDB     AV     Benefit

      0        500      500       500      500     1,000     1,000    1,000
      1        535      510       535      510     1,045     1,020    1,045
      2        572      490       572      490     1,062       980    1,062
      3        613      520       613      520     1,133     1,040    1,133
      4        655      550       655      550     1,205     1,100    1,205
      5        701      450       701      450     1,151       900    1,151
      6        750      525       750      525     1,275     1,050    1,275
      7        803      600       803      600     1,403     1,200    1,403
      8        859      750       859      750     1,609     1,500    1,609
      9        919      500       919      500     1,419     1,000    1,419
     10        984      300       984      300     1,284       600    1,284
 -----------------------------------------------------------------------------

 -----------------------------------------    ----------------------------------------
          7% MGDB IF 0% INVESTED                     7% MGDB IF 100% INVESTED
            IN EXCLUDED FUNDS                            IN EXCLUDED FUNDS
 -----------------------------------------    ----------------------------------------
                  Covered                                     Excluded
            --------------------                        ---------------------
                                  Death                                       Death
 End of Yr   7% MGDB     AV      Benefit      End of Yr 7% MGDB"     AV      Benefit
     0        1,000     1,000     1,000           0       1,000     1,000     1,000
     1        1,070     1,020     1,070           1       1,070     1,020     1,020
     2        1,145       980     1,145           2       1,145       980       980
     3        1,225     1,040     1,225           3       1,225     1,040     1,040
     4        1,311     1,100     1,311           4       1,311     1,100     1,100
     5        1,403       900     1,403           5       1,403       900       900
     6        1,501     1,050     1,501           6       1,501     1,050     1,050
     7        1,606     1,200     1,606           7       1,606     1,200     1,200
     8        1,718     1,500     1,718           8       1,718     1,500     1,500
     9        1,838     1,000     1,838           9       1,838     1,000     1,000
    10        1,967       600     1,967          10       1,967       600       600
 -----------------------------------------    ----------------------------------------

     Note: AV are hypothetical illustrative values. Not a projection. "7% MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)

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

 -------------------------------------------------------------------------------
                 TRANSFER FROM COVERED FUNDS TO EXCLUDED FUNDS
                           AT THE BEGINNING OF YEAR 6
 -------------------------------------------------------------------------------
                 Covered            Excluded            Total
            ---------------------------------------------------------
                                                                       Death
 End of Yr  7% MGDB     AV     7% MGDB     AV     7% MGDB     AV      Benefit

     --      1,000     1,000       --       --     1,000     1,000     1,000
      1      1,050     1,020       --       --     1,050     1,020     1,050
      2      1,103       980       --       --     1,103       980     1,103
      3      1,158     1,040       --       --     1,158     1,040     1,158
      4      1,216     1,100       --       --     1,216     1,100     1,216
      5      1,276       900       --       --     1,276       900     1,276
      6         --       --     1,340     1,050    1,050     1,050     1,050
      7         --       --     1,407     1,200    1,200     1,200     1,200
      8         --       --     1,477     1,500    1,500     1,500     1,500
      9         --       --     1,551     1,000    1,000     1,000     1,000
     10         --       --     1,629       600      600       600       600
 -------------------------------------------------------------------------------

 Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

 -------------------------------------------------------------------------------
                 TRANSFER FROM EXCLUDED FUNDS TO COVERED FUNDS
                           AT THE BEGINNING OF YEAR 6
 -------------------------------------------------------------------------------
                 Covered            Excluded            Total
            ---------------------------------------------------------
                                                                       Death
 End of Yr  7% MGDB     AV     7% MGDB"    AV     7% MGDB     AV      Benefit

     --         --       --     1,000     1,000    1,000     1,000     1,000
     1          --       --     1,050     1,020    1,020     1,020     1,020
     2          --       --     1,103       980       980      980        980
     3          --       --     1,158     1,040    1,040     1,040     1,040
     4          --       --     1,216     1,100    1,100     1,100     1,100
     5          --       --     1,276       900       900      900        900
     6          945    1,050       --       --        945    1,050     1,050
     7          992    1,200       --       --        992    1,200     1,200
     8       1,042     1,500       --       --     1,042     1,500     1,500
     9       1,094     1,000       --       --     1,094     1,000     1,094
     10      1,149       600       --       --     1,149       600     1,149
 -------------------------------------------------------------------------------

 Note: 7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

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

--------------------------------------------------------------------------------
APPENDIX H
--------------------------------------------------------------------------------

             DEATH BENEFITS FOR PRE-2000 OR YR-2000 CONTRACT OWNERS

The purpose of this appendix is to describe the death benefits and the mortality and expense risk charges applicable to contract owners in Pre-2000 and Yr-2000. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

DEATH BENEFIT

Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

      IF YOU ARE IN PRE-2000:

            1)    the contract value;

            2)    the total premium payments less any withdrawals; and

            3)    the cash surrender value.

      IF YOU ARE IN YR-2000:

            1)    the contract value;

            2) the total premium payments reduced by a pro-rata adjustment for any withdrawal; and

            3)    the cash surrender value

Under the 7% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

            1)    the contract value;

            2) the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawals*;

            3)    the cash surrender value; and

            4)    the enhanced death benefit, which we determine as follows:

                  IF YOU ARE IN PRE-2000:

                  We credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals (including any market value adjustment applied to such withdrawals) since the preceding day, and then we subtract any associated surrender charges. The maximum enhanced death benefit is 2 times all premium payments, as reduced by withdrawals.

                  Note: The actual interest rate used for calculating the death benefit for the Liquid Assets investment portfolio will be the lesser of the 7% annual effective rate or the net rate of return for such portfolios during the applicable period. The interest rate used for calculating the death benefit for your investment in the fixed account will be the lesser of the 7% annual

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

                  effective rate or the interest credited to such investment during the applicable period. Thus, selecting these investments may limit the enhanced death benefit.

                  IF YOU ARE IN YR-2000:

                  We credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. The maximum enhanced death benefit is 3 times all premium payments, as reduced by adjustments for withdrawals. Each accumulated initial or additional premium payment reduced by adjustments for any withdrawals and any associated surrender charges incurred, will continue to grow at the 7% annual effective rate until the maximum enhanced death benefit is reached or the contract owner attains age 80, if earlier. Special withdrawals are withdrawals of up to 7% per year of cumulative premiums. Special withdrawals shall reduce the 7% Solution Enhanced Death Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a pro-rata adjustment to the death benefit is made.

                  Note for current Special Funds: Certain investment portfolios and the Fixed Account are designated as "Special Funds" for purposes of calculating the 7% Solution Enhanced Death Benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; theING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For contracts issued on or after September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is designated as a Special Fund.

                  The actual interest rate used for calculating the 7% Solution Enhanced Death Benefit for Special Funds will be the lesser of
                  (1) 7% and (2) the interest rate, positive or negative, providing a yield on the enhanced death benefit for Special Funds equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Thus selecting these investment portfolios and/or the Fixed Account may limit or reduce the enhanced death benefit.

                  * For contracts in Pre-2000, total premium payments less any withdrawals.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

      1)    the contract value;

      2) the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal*;

      3)    the cash surrender value; or

      4) the enhanced death benefit, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount: On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium paid if the preceding day is the contract date), then we add additional premiums paid since the preceding day, and then we adjust for any withdrawals on a pro-rata basis* (including any market value adjustment applied to such withdrawal and any

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

            associated surrender charges) since the preceding day. That amount becomes the new enhanced death benefit.

            * For contracts in Pre-2000,total premium payments less any withdrawals. Withdrawals reduce premium payments dollar for dollar, not pro-rata.

Under the MAX 7 ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit. THE MAX 7 ENHANCED DEATH BENEFIT IS NOT AVAILABLE TO Pre-2000 CONTRACT OWNERS.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. ALL ENHANCED DEATH BENEFITS MAY NOT BE AVAILABLE IN EVERY STATE OR UNDER ALL CONTRACTS.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge for Yr-2001 contract owners is shown in the Prospectus. The mortality and expense risk charge (depending on the death benefit you chose) and the asset-based administrative charge, on an annual basis, for Pre-2000 and Yr-2000 contract owners are as follows:

PRE-2000:

---------------------------------------------------------------------------------------------
                                           STANDARD             ENHANCED DEATH BENEFITS
                                        DEATH BENEFIT       ANNUAL RATCHET      7% SOLUTION
---------------------------------------------------------------------------------------------
  Mortality & Expense Risk Charge           1.10%                1.25%             1.40%
  Asset-Based Administrative Charge         0.15%                0.15%             0.15%
                                            ----                 ----              ----
      Total                                 1.25%                1.40%             1.55%
---------------------------------------------------------------------------------------------

The mortality and expense risk charge is deducted each business day at the rate of .003030% (Standard); .003446% (Annual Ratchet); or .003863% (7% Solution),
respectively, for each day since the previous business day.

YR-2000:

--------------------------------------------------------------------------------------------------
                                          STANDARD                ENHANCED DEATH BENEFITS
                                        DEATH BENEFIT     ANNUAL RATCHET   7% SOLUTION    MAX 7
--------------------------------------------------------------------------------------------------
  Mortality & Expense Risk Charge           1.15%             1.30%           1.50%       1.60%
  Asset-Based Administrative Charge         0.15%             0.15%           0.15%       0.15%
                                            ----              ----            ----        ----
      Total                                 1.30%             1.45%           1.65%       1.75%
--------------------------------------------------------------------------------------------------

The mortality and expense risk charge is deducted each business day at the rate of .003169% (Standard); .003585% (Annual Ratchet); .004141% (7% Solution); or
..004419% (Max 7), respectively, for each day since the previous business day.

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

DEATH BENEFIT FOR EXCLUDED FUNDS

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

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

--------------------------------------------------------------------------------
APPENDIX I
--------------------------------------------------------------------------------

             DEATH BENEFITS FOR YR-2001 AND MAY-2001 CONTRACT OWNERS

The purpose of this appendix is to describe the death benefits applicable to contract owners in the Yr-2001 and May-2001 categories. OTHER THAN AS DESCRIBED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. AS USED IN THIS AAPPENDIX , "NON-SPECIAL FUNDS" HAS THE SAME MEANING AS "COVERED FUNDS" IN THE PROSPECTUS.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1)    the contract value; and

      2)    the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the SUM of:

      1)    the contract value allocated to Special Funds; and

      2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

      1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

      2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

      3) reduced by a pro-rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

      In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

THE FLOOR FOR THE DEATH BENEFIT IS the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For contracts issued on or after September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is designated as a Special Fund.

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

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATEST of:

      1)    the Standard Death Benefit;

      2)    the floor; and

      3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

      1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

      2)    the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit and the cap is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and
(c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal. Please see Appendix B for examples of the pro-rata withdrawal adjustment for withdrawals other than special withdrawals.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

THE FLOOR FOR THE 7 % SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract

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value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATEST of:

      1)    the Standard Death Benefit;

      2)    the floor; and

      3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

      1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

      2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

      3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

            for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro-rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

THE FLOOR FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced

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Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

      Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

DEATH BENEFITS FOR EXCLUDED FUNDS

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

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--------------------------------------------------------------------------------
APPENDIX J
--------------------------------------------------------------------------------

                OPTIONAL RIDER BENEFITS FOR PRE-2000 AND YR-2000
                                 CONTRACT OWNERS

The following is a description of the optional rider benefits for Pre-2000 and Yr-2000 contract owners who elected an optional rider benefit.

We may be designating certain investment portfolios as "Excluded Funds." We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. IF YOU NEVER INVEST IN EXCLUDED FUNDS, YOUR RIDER BENEFITS WILL BE UNAFFECTED. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

      MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

   --------------------- ---------------------------------------------------
   Waiting Period        Quarterly Charge
   --------------------- ---------------------------------------------------
   10 Year               0.125% of the MGAB Charge Base (0.50% annually)
   20 Year               0.125% of the MGAB Charge Base (0.50% annually)
   --------------------- ---------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your 10-year or 20-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

      MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

   --------------------- ---------------------------------------------------
   MGIB Rate             Quarterly Charge
   --------------------- ---------------------------------------------------
   7%                    0.125% of the MGIB Charge Base (0.50% annually)
   --------------------- ---------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible

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Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

OPTIONAL RIDER BENEFITS

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, any guarantee of an optional rider benefit does not apply to those amounts. The optional rider benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

For each rider benefit component contained in your rider, a corresponding component will be created for allocations to Excluded Funds. Transfers from Excluded Funds to Non-Excluded funds will reduce all rider benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed rider benefit, the resulting increase in the Non-Excluded Funds rider benefit component will equal the lesser of the reduction in the rider benefit component for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed benefit will equal the reduction in the maximum guaranteed benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds rider benefit component on a pro-rata basis. The resulting increase in the rider benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds benefit.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

Optional Rider Benefit for Non-Excluded Funds

A. MINIMUM GUARANTEED ACCUMULATION BENEFIT ("MGAB"). We calculate your MGAB as follows:

      1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. The MGAB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

            If you purchased the MGAB rider on the contract date, and

            (i) elected the 10-year option, your MGAB Base is equal to your initial premium, plus any additional premiumadded to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date; or

            (ii) elected the 20-year option, except for the Special Funds which require special calculations, your MGAB Base is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Base Rate, reduced pro-rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date. The MGAB Base Rate for allocations other than allocations to the Special Funds is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

                  ONLY PREMIUMS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE. ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

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                  If you purchased the MGAB rider after the contract date, your
                  MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro-rata. This means that the MGAB Base (and the MGAB Charge
                  Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

                  For any Special Fund under the 20-year option, if the actual interest credited to and/or the investment earnings of the contract value allocated to the Special Fund over the calculation period is less than the amount calculated under the formula above, that lesser amount becomes the increase in your MGAB Base for the Special Fund for that period. THE MGAB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGAB benefit.

                  If you add the 20-year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period.

            2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

            3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

B. MINIMUM GUARANTEED INCOME BENEFIT ("MGIB"). On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

      1. WE FIRST DETERMINE YOUR MGIB BASE. The MGIB Base is only a calculation used to determine the MGIB. The MGIB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

            (i) If you purchased the MGIB rider on the contract date, except for the Special Funds which require special calculations, the MGIB Base is equal to your initial premium, plus any additional premiums added to your Contract during the 5-year period after your contract date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro-rata by all withdrawals taken while the MGIB rider is in effect. Premiums paid less than 5 years prior to the earliest MGIB Benefit Date are excluded from the MGIB Base.

            (ii) If you purchased the MGIB rider after the contract date, except for the Special Funds which require special calculations, your MGIB Base is equal to your contract value on the rider date plus any eligible premiums added to your Contract during the 5-year period after your rider date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro-rata by all withdrawals taken while the MGIB rider is in effect. Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after the 5th rider anniversary are excluded from the MGIB Base.

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            (iii) For any Special Fund, if the actual earnings and/or the interest credited to the contract value allocated to the Special Fund over the calculation period is less than the amount determined under the formula above, that lesser amount becomes the change in your MGIB Base for the Special Fund. THE MGIB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGIB benefit.

                  Of course, regardless of when purchased or how you invest, withdrawals will reduce the value of your MGIB Base pro-rata to the percentage of the contract value withdrawn.

                  We offer a 7% MGIB Base Rate, except for the Special Funds. The Company may at its discretion discontinue offering this rate. The MGIB Base Rate is an annual effective rate.

                  The MGIB Base is subject to the MGIB Base Maximum. The MGIB Base Maximum is the amount calculated above until the earlier of: (i) the date the oldest contract owner reaches age 80, or
                  (ii) the date the MGIB Base reaches two times the MGIB Eligible Premiums, adjusted for any withdrawals. MGIB Eligible Premiums is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date.

      2. Then we determine the MGIB annuity income by multiplying your MGIB Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

            Two MGIB Income Options are available under the MGIB Rider:

            (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

            (ii)  Income for a 20-30 Year Period Certain; or

            (iii) Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

      On the MGIB Benefit Date, we would apply the MGIB Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

      Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

C. MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB Withdrawal Account is only a calculation, which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in both the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

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            (i)   your contract value is greater than zero;

            (ii)  your MGWB Withdrawal Account is greater than zero;

            (iii) your latest allowable annuity start date has not been reached;

            (iv)  you have not elected to annuitize your Contract; and

            (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      WITHDRAWAL ADJUSTMENTS. We will reduce the MGWB Withdrawal Account by the dollar amount of any withdrawal taken up to 7% per year of the Eligible Payment Amount. Any withdrawal taken in excess of 7% per year of the Eligible Payment Amount will reduce both the MGWB Withdrawal Account and the Eligible Payment Amount pro-rata in proportion to the percentage of contract value withdrawn. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

      AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

            (i)   your MGWB Withdrawal Account is greater than zero;

            (ii)  your latest allowable annuity start date has not been reached;

            (iii) you have not elected to annuitize your Contract; and

            (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of: (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of: (i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

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--------------------------------------------------------------------------------
APPENDIX K
--------------------------------------------------------------------------------

                OPTIONAL RIDER BENEFITS FOR YR-2001 AND MAY-2001
                                 CONTRACT OWNERS

The following is a description of the optional rider benefits for Yr-2001 and May-2001 contract owners who elected an optional rider benefit.

We may be designating certain investment portfolios as "Excluded Funds". We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. If you never invest in Excluded Funds, your rider benefits will be unaffected. Other than as specified below, please see the prospectus for a complete description of your optional rider benefits. Capitalized terms have the same meaning as described in the prospectus.

OPTIONAL RIDER CHARGES

      MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

    -------------------- ----------------------------------------------------
    Waiting Period       Quarterly Charge
    -------------------- ----------------------------------------------------
    10 Year              0.125% of the MGAB Charge Base (0.50% annually)
    20 Year              0.125% of the MGAB Charge Base (0.50% annually)
    -------------------- ----------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your 10-year or 20-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

      MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

    -------------------- ----------------------------------------------------
    MGIB Rate            Quarterly Charge
    -------------------- ----------------------------------------------------
    7%                   0.125% of the MGIB Charge Base (0.50% annually)
    -------------------- ----------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

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MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than a specified amount. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a 10-year option and a 20-year option, of which you may purchase only one. The 10-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro-rata. The 20-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20-year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

      CALCULATING THE MGAB. We calculate your MGAB as follows:

      1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

            The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT. HOWEVER, THE MGAB BASE IS ALSO SUBJECT TO A "FLOOR" WHICH MAY PARTIALLY OFFSET THE EFFECTS OF INVESTING IN SPECIAL FUNDS.

            If you purchased the MGAB rider on the contract date, and

            (i) elected the 10-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and any transfers made within 3 years prior to the MGAB Benefit Date; or

            (ii) elected the 20-year option your MGAB Base for Special and Non-Special Funds is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate reduced pro-rata for any

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                  withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

                  If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date, accumulated at the MGAB Rate (if applicable, as described above) and adjusted pro-rata for withdrawals and transfers as described below.

                  Only premiums added to your Contract during the 2-year period after your rider date are included in the MGAB Base. Any additional premium payments you added to your contract after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

                  Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro-rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

                  Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred.

                  Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

      2. THEN WE DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGAB Base described above, except as follows: For the 10-year option, all investments will be treated as Non-Special Funds. For the 20-year option, if you transfer contract value to a Special Fund more than 3 years before the Benefit Date, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGAB Rate described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals and other transfers will reduce the floor as described for the MGAB Base above.

      3. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM THE GREATER OF THE FLOOR AND YOUR AGGREGATE MGAB Base. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

      4. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect

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            the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

      PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

      THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the 10-year option or 20th contract anniversary for the 20-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the 10-year option) or 20 years (for the 20-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

      CANCELLATION. If you elected the 20-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

      NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit. However, the MGIB Benefit Base is also subject to a "floor" which may partially offset the effects of investing in Special Funds. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

      (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

      (iii) the MGIB annuity income based on the greater of the floor and your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust both the floor and the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

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Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

      DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

      1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

            The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of (1) the contract value of Special Funds, and (2) the MGIB Base for Non-Special Funds.

            The MGIB Base is equal to the lesser of (i) and (ii) where:

            (a) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums added to your Contract, reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the MGIB Base Maximum, and at 0% thereafter; and

            (b) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers.

            Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after that are excluded from the MGIB Base.

            Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

            Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit.

            The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

      2. WE THEN DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGIB Base described above, except as follows: If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGIB Rate described above, subject to the age limit and the Maximum described above. Similarly, for

DVA Plus - 131792
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            contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the MGIB Base above.

      3. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING THE GREATER OF THE MINIMUM FLOOR AND YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

            The MGIB Income Options are available under the MGIB Rider:

            (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

            (ii)  Income for a 20-30 Year Period Certain; or

            (iii) Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

      On the MGIB Benefit Date, we would apply the greater of the floor and the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

      Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

      PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a 10-year waiting period before the MGIB rider can be exercised.

      THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a 10-year waiting period from the contract date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuities under the MGIB rider.

      NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

      NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR

DVA Plus - 131792
                                       K6
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CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER
ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

      (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

      (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

      THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT. However, the MGWB Withdrawal Account is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro-rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

      THE FLOOR FOR YOUR MGWB WITHDRAWAL ACCOUNT is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the floor

DVA Plus - 131792
                                       K7
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by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

      If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

      GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

      (i)   your contract value is greater than zero;

      (ii)  your MGWB Withdrawal Account or the floor is greater than zero;

      (iii) your latest allowable annuity start date has not been reached;

      (iv)  you have not elected to annuitize your Contract; and

      (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

      The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

      (i)   your MGWB Withdrawal Account or the floor is greater than zero;

      (ii)  your latest allowable annuity start date has not been reached;

      (iii) you have not elected to annuitize your Contract; and

      (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

      Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

      On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last

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

MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

      DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account, which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

      PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or
(ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval whichever is later.

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--------------------------------------------------------------------------------
APPENDIX  L
--------------------------------------------------------------------------------

              OPTIONAL RIDER BENEFITS FOR MAY-2002 CONTRACT OWNERS

The following is a description of the optional rider benefits for May-2002 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

      MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

   ------------------- -----------------------------------------------------
   Waiting Period      Quarterly Charge
   ------------------- -----------------------------------------------------
   10 Year             0.125% of the MGAB Charge Base (0.50% annually)
   20 Year             0.125% of the MGAB Charge Base (0.50% annually)
   ------------------- -----------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your 10-year or 20-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

      MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

   ------------------- -----------------------------------------------------
   MGIB Rate           Quarterly Charge
   ------------------- -----------------------------------------------------
   7%                  0.125% of the MGIB Charge Base (0.50% annually)
   ------------------- -----------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

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OPTIONAL RIDER BENEFITS

Please see the prospectus for a description of the Minimum Guaranteed Withdrawal Benefit and Minimum Guaranteed Accumulation Benefit.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued on or after September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is designated as a Special Fund.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

      (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

      (iii) the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

      DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

      1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

            The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums,

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            withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

                  a)    is the Maximum MGIB Base; and

                  b)    is the sum of:

                        1)    the MGIB Base allocated to Covered Funds;

                        2)    the MGIB Base allocated to Special Funds; and

                        3)    the contract value allocated to Excluded Funds.

            The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

            The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter.

            The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB BASE ALLOCATED TO SPECIAL FUNDS.

            The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

            Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base.

            The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

            Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

            Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

            Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

            Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

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      2.    THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB
            BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

            The MGIB Income Options are available under the MGIB Rider:

            (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

            (ii)  Income for a 20-30 Year Period Certain; or

            (iii) Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

      On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

      Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

      PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the 10-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a 10-year waiting period before you can annuitize under the MGIB rider.

      THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

      NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

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                                   ING [LOGO]

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

DVA PLUS - 131792                                                     05/01/2004

                       STATEMENT OF ADDITIONAL INFORMATION


                              GOLDENSELECT DVA PLUS



                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT



                                    ISSUED BY
                               SEPARATE ACCOUNT B


                                       OF
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.



                               DATE OF PROSPECTUS
                                       AND
                      STATEMENT OF ADDITIONAL INFORMATION:

                                   May 1, 2004

                                TABLE OF CONTENTS

ITEM                                                                  PAGE

Introduction............................................................
Description of ING USA Annuity and Life Insurance Company...............
Separate Account B .....................................................
Safekeeping of Assets ..................................................
The Administrator.......................................................
Independent Auditors....................................................
Distribution of Contracts...............................................
IRA Partial Withdrawal Option...........................................
Other Information.......................................................
Consolidated Financial Statements of ING USA Annuity and Life
Insurance Company (formerly Golden American Life Insurance Company).....
Financial Statements of Separate Account B..............................

INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.

DESCRIPTION OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

As of December 31, 2003, ING USA had approximately $1,343.1 million in stockholder's equity and approximately $24.2 billion in total assets, including approximately $17 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. Reliastar Life Insurance Company of New York ("RLNY"), an affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

SEPARATE ACCOUNT B

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

SAFEKEEPING OF ASSETS

ING USA acts as its own custodian for Separate Account B.

THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and ING USA became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to ING USA. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by ING USA on an allocated cost basis. Equitable Life billed ING USA $2,344,000, and $570,000 pursuant to the service agreement in 2003 and 2002, respectively. Effective January 1, 2004, Equitable Life was merged into ING USA.

INDEPENDENT AUDITORS

Ernst & Young LLP, Suite 2800, 600 Peachtree Street, Atlanta GA 30308, independent auditors, performs annual audits of ING USA (formerly Golden American Life Insurance Company) and Separate Account B.

DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended

2003, 2002 and 2001 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to DSI aggregated $270,633,000, $287,208,000, and $223,321,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $27,898,000, $25,914,000, and $23,138,000, for the years ended 2003, 2002, and 2001, respectively.

PUBLISHED RATINGS

From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV
     EXAMPLE 1.

     1.   AUV, beginning of period                                      $ 10.00
     2.   Value of securities, beginning of period                      $ 10.00
     3.   Change in value of securities                                  $ 0.10
     4.   Gross investment return (3) divided by (2)                       0.01
     5.   Less daily mortality and expense charge                    0.00004280
     6.   Less asset based administrative charge                     0.00000411
     7.   Net investment return (4) minus (5) minus (6)             0.009953092
     8.   Net investment factor (1.000000) plus (7)                 1.009953092
     9.   AUV, end of period (1) multiplied by (8)                $ 10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

     1.   Initial premium payment                                       $ 1,000
     2.   AUV on effective date of purchase (see Example 1)             $ 10.00
     3.   Number of units purchased (1) divided by (2)                      100
     4.   AUV for valuation date following purchase
          (see Example 1)                                         $ 10.09953092
     5.   Contract Value in account for valuation date
          following purchase (3) multiplied by (4)                   $ 1,009.95


IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

ING USA notifies the contract owner of these regulations with a letter mailed in the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when ING USA receives the completed election form. ING USA calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

CONSOLIDATED FINANCIAL STATEMENTS OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

The audited consolidated financial statements of ING USA Annuity and Life Insurance Company, the statutory financial statements of acquired businesses and unaudited pro forma financial information are listed below and are included in this Statement of Additional Information:

Report of Independent Auditors
Audited Consolidated Financial Statements of ING USA Annuity
          and Life Insurance Company
     Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001
     Consolidated Balance Sheets as of December 31, 2003 and 2002
     Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001
     Consolidated Statements of Cash Flows for the years ended December 31,
          2003, 2002 and 2001
Notes to Consolidated Financial Statements
Other Financial Statements
     Financial Statements of Businesses Acquired
     Financial Statements-Statutory Basis of Equitable Life Insurance Company of
          Iowa as of December 31, 2003 and 2002
     Financial Statements-Statutory Basis of United Life and Annuity Insurance
          Company as of December 31, 2003 and 2002
     Financial Statements-Statutory Basis of USG Annuity & Life Company as of
          December 31, 2003 and 2002
     Unaudited Pro Forma Financial Information in Accordance with Accounting
          Principles Generally Accepted in the United States of America

                   FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

Report of Independent Auditors
Audited Financial Statements of ING USA Annuity and Life Insurance Company
     Separate Account B
     Statement of Assets and Liabilities as of December 31, 2003 Statement of
          Operations for the year ended December 31, 2003
     Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002
Notes to Financial Statements

ING ING USA ANNUITY AND LIFE INSURANCE
COMPANY SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                                DATED MAY 1, 2004

                         SUPPLEMENT TO THE PROSPECTUSES
                                       FOR
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
              ISSUED BY ING USA ANNUITY AND LIFE INSURANCE COMPANY

                           NOTICE OF FUND SUBSTITUTION

ING USA Annuity and Life Insurance Company (the "Company") and ING USA Annuity and Life Insurance Company Separate Account B (the "Separate Account") recently filed an application with the Securities and Exchange Commission to permit the substitution of the PIMCO High Yield Portfolio in which a sub-account of the Separate Account invests (the "Replaced Fund") to be replaced with the ING PIMCO High Yield Portfolio (the Substitute Fund). The SEC issued an order authorizing the substitution, and the substitution is effective May 1, 2004.

IMPORTANT INFORMATION ABOUT THE SUBSTITUTION.

o    The effective date of the substitution is May 1, 2004.

o For thirty days thereafter you may transfer amounts invested in the sub-account which invests in the Replaced Fund to any other sub-account or the fixed account free of charge and any such transfers will not count as a transfer when imposing any applicable restriction or limit on transfers;

o You will not incur any fees or charges or any tax liability because of the substitution, and your contract value immediately before the substitution will equal your contract value immediately after the substitution.

o The investment objective and policies of the Substitute Fund are substantially the same as the investment objective and policies of the Replaced Fund. The investment objective of the Substitute Fund is more fully described below.

o The total expenses of the Substitute Fund are less than or equal to the total expenses of the Replaced Fund. The total expenses of the Substitute Fund are more fully described below.

o A prospectus for the Substitute Fund is enclosed. Read this prospectus carefully before deciding whether to transfer amounts invested in the sub-account which invests in the Substitute Fund to any other sub-account or the fixed account.

SUBSTITUTE FUND FEES AND CHARGES. The following information shows the investment advisory fees and other expenses charged annually by the Substitute Funds. The figures are a percentage of the average net assets of the fund as of December 31, 2003. See the prospectus for the fund for more information concerning these expenses.

                                                                                                    FEES AND       TOTAL NET
                                                                                    TOTAL GROSS     EXPENSES      ANNUAL FUND
                                       MANAGEMENT    DISTRIBUTION       OTHER       ANNUAL FUND     WAIVED OR      EXPENSES
             FUND NAME                    FEES       (12B-1) FEES     EXPENSES       EXPENSES      REIMBURSED
ING PIMCO High Yield Portfolio            0.49%          0.25%          0.01%          0.75%           --            0.75%
(Service Class) 1, 2, 3


1 The estimated operating expenses for shares of each Portfolio are shown as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

2 Through a "bundled fee" arrangement, Directed Services, Inc., the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would bear any extraordinary expenses.

3    Because the Portfolio is new, expenses shown above are estimated.

132731-ING USA Fund Sub                                              05/01/2004

SUBSTITUTE FUND INVESTMENT ADVISER AND INVESTMENT OBJECTIVE. The following information lists the investment adviser and subadviser and information regarding the investment objective of the Substitute Fund. More detailed information about this fund can be found in the current prospectus and Statement of Additional Information for the fund.


---------------------------------------- ---------------------------------------------- ---------------------------------------
                               INVESTMENT ADVISER/
               FUND NAME                                  SUBADVISER                             INVESTMENT OBJECTIVE
---------------------------------------- ---------------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------------- ---------------------------------------
ING PIMCO HIGH YIELD PORTFOLIO (CLASS S) Investment Adviser:                            Seeks maximum total return,
                                         -------------------
                                         Directed Services, Inc.                        consistent with preservation of
                                         Investment Subadviser:                         capital and prudent investment
                                                    ----------
                                         Pacific Investment Management Co.              management.  The Portfolio normally
                                                                                        invests at least 80% of its assets in
                                                                                        a diversified portfolio of high yield
                                                                                        securities ("junk bonds") rated below
                                                                                        investment grade but rated at least
                                                                                        B-.
---------------------------------------- ---------------------------------------------- ---------------------------------------


132731-ING USA Fund Sub                                              05/01/2004